Diversifed Investors
                               Funds Group
                               --------------------

                                   Money Market Fund
                                   High Quality Bond Fund
                                   Government/Corporate Bond Fund
                                   Balanced Fund
                                   Equity Income Fund
                                   Growth and Income Fund
                                   Equity Growth Fund
                                   Special Equity Fund




                                                               [LOGO]
                                                             DIVERSIFED
                                                             INVESTMENT
                                                              ADVISORS

This report is not to be construed as an offering for sale of shares of the Diversifed Investors Funds Group, or as a solicitation as an offer to buy any such shares unless preceded by or accompanied by a current prospectus which contains the complete information of charges and expenses.

                    GROWTH OF $10,000

Equity

   $10,243          $10,900      $15,414     Special Equity
   $10,300          $10,500      $14,427     S&P Index
   $10,236          $10,000      $13,516     Equity Income
   $10,142          $10,300      $13,609     Growth & Income
   $10,455          $11,400      $13,516     Equity Growth

    7/1/94         12/31/94     12/31/95


                    GROWTH OF $10,000

Balanced

   $10,300          $10,500      $14,427     S&P Index
   $10,250          $10,100      $13,060     Balanced
   $10,200          $10,100      $12,028     Lehman Gov/Cap Bond Index

    7/1/94         12/31/94     12/31/95


                    GROWTH OF $10,000

Bond

   $10,178          $10,100      $12,158     Gov/Corp Bond
   $10,200          $10,100      $12,028     Lehman Gov/Corp Bond Index
   $10,037          $10,100      $11,262     High Quality

    7/1/94         12/31/94     12/31/95



The charts shown above represent the growth in value of an assumed investment of $10,000 in the Diversified Investors Funds Group for the periods shown since commencement of operations on July 1, 1994 through December 31, 1995. Figures are based on total rates of return including reinvestment of dividends.

The index data was supplied by The Frank Russell Company. All indices are shown for the period from June 30, 1994 through December 31, 1995 and reflect total rates of returns.

Performance is not necessarily indicative of future performance.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

                                                                               HIGH     GOVERNMENT/
                                                                    MONEY     QUALITY    CORPORATE                EQUITY    GROWTH &
                                                                    MARKET     BOND        BOND       BALANCED    INCOME     INCOME
                                                                   --------   -------   -----------   --------   --------   --------
ASSETS:
Investment in Diversified Investors Portfolios, at value.........  $117,746   $77,992    $ 181,897    $908,053   $596,180   $451,018
Receivable for Fund shares sold..................................        28        29           27          25      1,430        41
Receivable from investment advisor...............................     3,236     2,717        2,899           0      1,400       909
                                                                   --------   -------   -----------   --------   --------   --------
      Total assets...............................................   121,010    80,738      184,823     908,078    599,010   451,968
                                                                   --------   -------   -----------   --------   --------   --------
LIABILITIES:
Payable for Fund shares repurchased..............................         0       184          191           0          3         3
Accrued expenses:
   Professional fees.............................................     3,400     3,243        3,280       3,717      3,484     3,230
   Directors fees................................................         0     2,451        2,471       1,986        668     1,024
   Insurance.....................................................     1,111       719          762       1,394      1,134       850
   Fund accounting fees..........................................       672       672          672         672        672       672
   Reports to shareholders.......................................     1,602     1,602        1,602       1,602      1,602     1,602
   12 B-1 fees...................................................        65        42           86         485        294       212
   Registration fees.............................................       641       641          641         642        641       641
   Administrative................................................        28        17           39         203        131        96
Payable to investment advisor....................................         0         0            0       2,026          0         0
                                                                   --------   -------   -----------   --------   --------   --------
      Total liabilities..........................................     7,519     9,571        9,744      12,727      8,629     8,330
                                                                   --------   -------   -----------   --------   --------   --------
Net assets.......................................................  $113,491   $71,167    $ 175,079    $895,351   $590,381   $443,638
                                                                   --------   -------   -----------   --------   --------   --------
                                                                   --------   -------   -----------   --------   --------   --------
Net assets consist of:
   Paid-in capital...............................................  $113,500    69,492      167,025     858,080    534,460   455,109
   Undistributed net investment income (loss)....................         0         0          237           0          0         0
   Accumulated net realized gain (loss)..........................        (9)        0            0        (164)        77      (485)
   Net unrealized appreciation (depreciation) on investments.....         0     1,675        7,817      37,435     55,844   (10,986)
                                                                   --------   -------   -----------   --------   --------   --------
      Net assets.................................................  $113,491   $71,167    $ 175,079    $895,351   $590,381   $443,638
                                                                   --------   -------   -----------   --------   --------   --------
                                                                   --------   -------   -----------   --------   --------   --------
Outstanding shares of capital stock of $.00001 par value per share, unlimited number of shares of beneficial interest
  authorized.....................................................    11,542     6,706       15,091      74,370     45,109    38,683
                                                                   --------   -------   -----------   --------   --------   --------
                                                                   --------   -------   -----------   --------   --------   --------
Net asset value per share (net assets divided by shares
  outstanding)...................................................  $   9.83   $ 10.61    $   11.60    $  12.04   $  13.09   $ 11.47
                                                                   --------   -------   -----------   --------   --------   --------
                                                                   --------   -------   -----------   --------   --------   --------


                                                                    EQUITY    SPECIAL
                                                                    GROWTH     EQUITY
                                                                   --------   --------
ASSETS:
Investment in Diversified Investors Portfolios, at value.........  $624,700   $608,831
Receivable for Fund shares sold..................................        41         50
Receivable from investment advisor...............................         0          0
                                                                   --------   --------
      Total assets...............................................   624,741    608,881
                                                                   --------   --------
LIABILITIES:
Payable for Fund shares repurchased..............................         0          3
Accrued expenses:
   Professional fees.............................................     1,769      2,915
   Directors fees................................................         0      1,048
   Insurance.....................................................       967        727
   Fund accounting fees..........................................       672        672
   Reports to shareholders.......................................     1,602      1,602
   12 B-1 fees...................................................       317        294
   Registration fees.............................................       642        641
   Administrative................................................       136        131
Payable to investment advisor....................................       319        554
                                                                   --------   --------
      Total liabilities..........................................     6,424      8,587
                                                                   --------   --------
Net assets.......................................................  $618,317   $600,294
                                                                   --------   --------
                                                                   --------   --------
Net assets consist of:
   Paid-in capital...............................................   587,269    560,300
   Undistributed net investment income (loss)....................         0          0
   Accumulated net realized gain (loss)..........................    (7,927)    (1,976)
   Net unrealized appreciation (depreciation) on investments.....    38,975     41,970
                                                                   --------   --------
      Net assets.................................................  $618,317   $600,294
                                                                   --------   --------
                                                                   --------   --------
Outstanding shares of capital stock of $.00001 par value per share, unlimited number of shares of beneficial interest
  authorized.....................................................    46,276     43,043
                                                                   --------   --------
                                                                   --------   --------
Net asset value per share (net assets divided by shares
  outstanding)...................................................  $  13.36   $  13.95
                                                                   --------   --------
                                                                   --------   --------

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                               HIGH     GOVERNMENT/
                                                                     MONEY    QUALITY    CORPORATE               EQUITY    GROWTH &
                                                                    MARKET     BOND        BOND       BALANCED   INCOME     INCOME
                                                                    -------   -------   -----------   --------   -------   --------
Allocated Net Income from Diversified Investors Portfolios........  $ 3,561   $ 3,097     $ 4,450     $ 17,743   $ 7,800   $  2,678
                                                                    -------   -------   -----------   --------   -------   --------
Expenses: (Note 3)
 Professional fees................................................    4,993     4,394       4,447        5,129     4,804      4,466
 Directors fees...................................................    4,748     3,525       3,602        4,749     4,227      3,549
 Insurance........................................................    3,327     2,468       2,498        3,376     2,989      2,506
 Fund accounting fees.............................................   11,322    11,322      11,322       11,322    11,322     11,322
 Reports to shareholders..........................................    2,051     2,051       2,051        2,051     2,051      2,051
 12 B-1 fees......................................................      145       106         158        1,129       563        448
 Registration fees................................................   15,141    15,141      15,141       15,141    15,141     15,141
 Administrative...................................................      174       127         190        1,354       675        538
                                                                    -------   -------   -----------   --------   -------   --------
 Total expenses before reimbursement from investment advisor......   41,901    39,134      39,409       44,251    41,772     40,021
 Reimbursement from investment advisor............................   41,610    38,897      39,091       42,396    40,743     39,282
                                                                    -------   -------   -----------   --------   -------   --------
 Net expenses.....................................................      291       237         318        1,855     1,029        739
                                                                    -------   -------   -----------   --------   -------   --------
Net investment income (loss)......................................    3,270     2,860       4,132       15,888     6,771      1,939
                                                                    -------   -------   -----------   --------   -------   --------
Realized and unrealized gains (losses) on investments (Note 2)
 Net realized gains (losses) on investments.......................       (2)      (80)        436       46,806     5,403     60,927
 Net increase (decrease) in unrealized appreciation on
  investments.....................................................        0     1,828       7,786       38,415    57,407    (11,518)
                                                                    -------   -------   -----------   --------   -------   --------
 Net realized and unrealized gains (losses) on investments........       (2)    1,748       8,222       85,221    62,810     49,409
                                                                    -------   -------   -----------   --------   -------   --------
Net increase in net assets resulting from operations..............  $ 3,268   $ 4,608     $12,354     $101,109   $69,581   $ 51,348
                                                                    -------   -------   -----------   --------   -------   --------
                                                                    -------   -------   -----------   --------   -------   --------


                                                                    EQUITY    SPECIAL
                                                                    GROWTH    EQUITY
                                                                    -------   -------
Allocated Net Income from Diversified Investors Portfolios........  $ 1,426   $ 1,409
                                                                    -------   -------
Expenses: (Note 3)
 Professional fees................................................    4,538     4,206
 Directors fees...................................................    3,725     2,947
 Insurance........................................................    2,621     2,639
 Fund accounting fees.............................................   11,322    11,322
 Reports to shareholders..........................................    2,051     2,051
 12 B-1 fees......................................................      724       622
 Registration fees................................................   15,141    15,141
 Administrative...................................................      869       747
                                                                    -------   -------
 Total expenses before reimbursement from investment advisor......   40,991    39,675
 Reimbursement from investment advisor............................   40,157    37,802
                                                                    -------   -------
 Net expenses.....................................................      834     1,873
                                                                    -------   -------
Net investment income (loss)......................................      592      (464)
                                                                    -------   -------
Realized and unrealized gains (losses) on investments (Note 2)
 Net realized gains (losses) on investments.......................    3,954    47,480
 Net increase (decrease) in unrealized appreciation on
  investments.....................................................   33,374    40,739
                                                                    -------   -------
 Net realized and unrealized gains (losses) on investments........   37,328    88,219
                                                                    -------   -------
Net increase in net assets resulting from operations..............  $37,920   $87,755
                                                                    -------   -------
                                                                    -------   -------

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                                HIGH     GOVERNMENT/
                                                                     MONEY     QUALITY    CORPORATE                EQUITY
                                                                     MARKET     BOND        BOND       BALANCED    INCOME
                                                                    --------   -------   -----------   --------   --------
From operations:
   Net investment income (loss)...................................  $  3,270   $ 2,860    $   4,132    $ 15,888   $  6,771
   Net realized gains (losses) on investments.....................        (2)      (80)         436      46,806      5,403
   Net increase (decrease) in unrealized appreciation on
investments.......................................................         0     1,828        7,786      38,415     57,407
                                                                    --------   -------   -----------   --------   --------
   Net increase in net assets resulting from operations...........     3,268     4,608       12,354     101,109     69,581
                                                                    --------   -------   -----------   --------   --------
Dividends and distributions to shareholders from:
   Net investment income..........................................    (3,270)   (2,860)      (3,895)    (15,888)    (6,771)
   Net realized gains from investment transactions................         0         0         (616)    (33,999)    (1,606)
   Tax return of capital distribution.............................       (20)      (32)           0      (7,809)    (3,588)
                                                                    --------   -------   -----------   --------   --------
   Total dividends and distributions..............................    (3,290)   (2,892)      (4,511)    (57,696)   (11,965)
                                                                    --------   -------   -----------   --------   --------
From capital share transactions:
   Proceeds from issuance of shares...............................   163,096    57,142      141,520     673,479    474,260
   Proceeds from dividends reinvested.............................     3,290     2,892        4,511      57,696     11,965
   Value of shares redeemed.......................................   (77,965)  (11,455)      (1,732)    (30,866)   (24,315)
                                                                    --------   -------   -----------   --------   --------
   Net increase from capital share transactions...................    88,421    48,579      144,299     700,309    461,910
                                                                    --------   -------   -----------   --------   --------
Total increase in net assets......................................    88,399    50,295      152,142     743,722    519,526
Net assets:
   Beginning of year..............................................    25,092    20,872       22,937     151,629     70,855
                                                                    --------   -------   -----------   --------   --------
   End of year (including undistributed net investment income of
     $237 in the Government/Corporate Bond Fund)..................  $113,491   $71,167    $ 175,079    $895,351   $590,381
                                                                    --------   -------   -----------   --------   --------
                                                                    --------   -------   -----------   --------   --------
Shares beginning of year..........................................     2,611     2,115        2,315      15,087      7,133
Shares issued during year.........................................    16,358     5,398       12,536      56,925     39,030
Shares received for reinvestment of dividends and distributions...       335       274          393       4,880        929
Shares redeemed during year.......................................    (7,762)   (1,081)        (153)     (2,522)    (1,983)
                                                                    --------   -------   -----------   --------   --------
Shares outstanding end of year....................................    11,542     6,706       15,091      74,370     45,109
                                                                    --------   -------   -----------   --------   --------
                                                                    --------   -------   -----------   --------   --------

                                                                     GROWTH     EQUITY    SPECIAL
                                                                    &INCOME     GROWTH     EQUITY
                                                                    --------   --------   --------
From operations:
   Net investment income (loss)...................................  $  1,939   $    592   ($   464)
   Net realized gains (losses) on investments.....................    60,927      3,954     47,480
   Net increase (decrease) in unrealized appreciation on
investments.......................................................   (11,518)    33,374     40,739
                                                                    --------   --------   --------
   Net increase in net assets resulting from operations...........    51,348     37,920     87,755
                                                                    --------   --------   --------
Dividends and distributions to shareholders from:
   Net investment income..........................................    (1,939)      (592)         0
   Net realized gains from investment transactions................   (30,065)         0    (34,337)
   Tax return of capital distribution.............................   (31,070)    (3,456)   (13,116)
                                                                    --------   --------   --------
   Total dividends and distributions..............................   (63,074)    (4,048)   (47,453)
                                                                    --------   --------   --------
From capital share transactions:
   Proceeds from issuance of shares...............................   366,911    485,033    429,750
   Proceeds from dividends reinvested.............................    63,074      4,048     47,453
   Value of shares redeemed.......................................   (35,096)   (25,006)    (4,916)
                                                                    --------   --------   --------
   Net increase from capital share transactions...................   394,889    464,075    472,287
                                                                    --------   --------   --------
Total increase in net assets......................................   383,163    497,947    512,589
Net assets:
   Beginning of year..............................................    60,475    120,370     87,705
                                                                    --------   --------   --------
   End of year (including undistributed net investment income of
     $237 in the Government/Corporate Bond Fund)..................  $443,638   $618,317   $600,294
                                                                    --------   --------   --------
                                                                    --------   --------   --------
Shares beginning of year..........................................     5,918     10,602      8,155
Shares issued during year.........................................    30,176     37,337     31,730
Shares received for reinvestment of dividends and distributions...     5,629        317      3,534
Shares redeemed during year.......................................    (3,040)    (1,980)      (376)
                                                                    --------   --------   --------
Shares outstanding end of year....................................    38,683     46,276     43,043
                                                                    --------   --------   --------
                                                                    --------   --------   --------

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                      STATEMENTS OF CHANGES IN NET ASSETS

                                                         FOR THE YEAR
                                                            ENDED
                                                         DECEMBER 31,     FOR THE PERIOD JULY 1, 1994* THROUGH DECEMBER 31,
                                                             1994                               1994
                                                         ------------   -----------------------------------------------------
                                                                         HIGH     GOVERNMENT/
                                                            MONEY       QUALITY    CORPORATE               EQUITY    GROWTH &
                                                            MARKET       BOND        BOND       BALANCED   INCOME     INCOME
                                                         ------------   -------   -----------   --------   -------   --------

From operations:
    Net investment income (loss).......................    $  1,711     $   390     $   451     $    998   $   632   $   164
    Net realized gains (losses) on investments.........          (7)       (143)       (296)         (57)      (87)     (451)
    Net increase (decrease) in unrealized appreciation
      on investments...................................          --        (153)         31         (980)   (1,563)      532
                                                         ------------   -------   -----------   --------   -------   --------
    Net increase (decrease) in net assets resulting
      from operations..................................       1,704          94         186          (39)   (1,018)      245
                                                         ------------   -------   -----------   --------   -------   --------
Dividends and distributions to shareholders from:
    Net investment income..............................      (1,711)       (390)       (451)        (998)     (632)     (164)
    Net realized gains from investment transactions....          --          --          --           --        --        --
    Tax return of capital distribution.................          (3)        (15)         (3)        (321)       (4)       (2)
                                                         ------------   -------   -----------   --------   -------   --------
    Total dividends and distributions..................      (1,714)       (405)       (454)      (1,319)     (636)     (166)
                                                         ------------   -------   -----------   --------   -------   --------
From capital share transactions:
    Proceeds from issuance of shares...................     110,912      20,778      22,751      152,847    71,873    60,230
    Proceeds from dividends reinvested.................       1,714         405         454        1,319       636       166
    Value of shares redeemed...........................     (87,524)         --          --       (1,179)       --        --
                                                         ------------   -------   -----------   --------   -------   --------
    Net increase from capital share transactions.......      25,102      21,183      23,205      152,987    72,509    60,396
                                                         ------------   -------   -----------   --------   -------   --------
Total increase in net assets...........................      25,092      20,872      22,937      151,629    70,855    60,475
Net Assets:
    Beginning of period................................          --          --          --           --        --        --
                                                         ------------   -------   -----------   --------   -------   --------
    End of period......................................    $ 25,092     $20,872     $22,937     $151,629   $70,855   $60,475
                                                         ------------   -------   -----------   --------   -------   --------
                                                         ------------   -------   -----------   --------   -------   --------
Shares issued during period............................      11,068       2,074       2,269       15,072     7,069     5,902
Shares received for reinvestment of dividends and
  distributions........................................         178          41          46          132        64        16
Shares redeemed during period..........................      (8,635)         --          --         (117)       --        --
                                                         ------------   -------   -----------   --------   -------   --------
Shares outstanding end of period.......................       2,611       2,115       2,315       15,087     7,133     5,918
                                                         ------------   -------   -----------   --------   -------   --------
                                                         ------------   -------   -----------   --------   -------   --------

                                                          EQUITY    SPECIAL
                                                          GROWTH    EQUITY
                                                         --------   -------

From operations:
    Net investment income (loss).......................  ($    79)  $    11
    Net realized gains (losses) on investments.........    (1,160)    1,061
    Net increase (decrease) in unrealized appreciation
      on investments...................................     5,601     1,231
                                                         --------   -------
    Net increase (decrease) in net assets resulting
      from operations..................................     4,362     2,303
                                                         --------   -------
Dividends and distributions to shareholders from:
    Net investment income..............................        --        (3)
    Net realized gains from investment transactions....        --      (757)
    Tax return of capital distribution.................       (45)    --
                                                         --------   -------
    Total dividends and distributions..................       (45)     (760)
                                                         --------   -------
From capital share transactions:
    Proceeds from issuance of shares...................   116,032    85,401
    Proceeds from dividends reinvested.................        45       761
    Value of shares redeemed...........................       (24)       --
                                                         --------   -------
    Net increase from capital share transactions.......   116,053    86,162
                                                         --------   -------
Total increase in net assets...........................   120,370    87,705
Net Assets:
    Beginning of period................................        --        --
                                                         --------   -------
    End of period......................................  $120,370   $87,705
                                                         --------   -------
                                                         --------   -------
Shares issued during period............................    10,600     8,082
Shares received for reinvestment of dividends and
  distributions........................................         4        73
Shares redeemed during period..........................        (2)       --
                                                         --------   -------
Shares outstanding end of period.......................    10,602     8,155
                                                         --------   -------
                                                         --------   -------

------------
* Commencement of operations.

                       See notes to financial statements.

                       DIVERSIFIED INVESTORS FUNDS GROUP

                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION

    The Diversified Investors Funds Group (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust is composed of eight different series that are, in effect, separate investment funds: the Money Market Fund, the High Quality Bond Fund, the Government/Corporate Bond Fund, the Balanced Fund, the Equity Income Fund, the Growth & Income Fund, the Equity Growth Fund and the Special Equity Fund (collectively, the "Funds"). The Trust established and designated each of the Funds as separate series on April 23, 1993. The Trust established and designated three additional series, i.e. the Intermediate Government Bond Fund, the High-Yield Bond Fund and the International Equity Fund on October 2, 1995. These new Funds have not yet commenced operations. Each Fund seeks to achieve its investment objective by investing all of its investable assets in a corresponding series of Diversified Investors Portfolios (the "Series Portfolio"). The Series Portfolio is an open-end management investment company registered under the 1940 Act.

    At December 31, 1995, each Fund's investment in the corresponding Series Portfolios were as follows:

                   FUND                      PERCENTAGE INVESTMENT IN SERIES PORTFOLIO
                   ----                      -----------------------------------------
Money Market..............................                      0.08%
High Quality Bond.........................                      0.05
Government/Corporate Bond.................                      0.05
Balanced..................................                      0.54
Equity Income.............................                      0.08
Growth & Income...........................                      0.36
Equity Growth.............................                      0.28
Special Equity............................                      0.19

    The financial statements of the Series Portfolio, including the Schedule of Portfolio Investments, are contained elsewhere in this report and should be read in conjunction with the Funds' financial statements.

2. SIGNIFICANT ACCOUNTING POLICIES

    The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements. The policies are in conformity with generally accepted accounting principles.

A. INVESTMENT VALUATION:

    The value of each Fund's investment in a corresponding series of the Series Portfolio reflects that Fund's proportional interest in the net assets of the corresponding series of the Series Portfolio.

    Valuation of the securities held by the Series Portfolio is discussed in
Note 2A of the Series Portfolio's notes to financial statements which are included elsewhere in this report.

B. INVESTMENT INCOME:

    Each Fund earns income, net of expenses, daily on its investment in a corresponding series of the Series Portfolio. All of the net investment income and realized and unrealized gains and losses from the security transactions of the Series Portfolio are allocated pro rata among the investors at the time of such determination.

                       DIVERSIFIED INVESTORS FUNDS GROUP

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)

C. ORGANIZATION EXPENSES:

    Costs incurred by the Funds in connection with their organization and initial registration were borne by Diversified Investment Advisors, Inc. (the "Advisor").

D. DIVIDENDS AND DISTRIBUTION:

    Dividends and distributions to shareholders are recorded on the ex-dividend date. Dividends from net investment income and distributions from net realized capital gains will normally be declared annually and reinvested in additional full and fractional shares.

    Dividends and distributions are determined in accordance with U.S. federal income tax regulations which may differ from generally accepted accounting principles. For the year ended December 31, 1995 and 1994, distributions in excess of tax basis earnings and profits were reported in the financial statements as returns of capital.

E. FEDERAL INCOME TAXES:

    Each Fund is a separate entity for federal income tax purposes and intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

    For federal income tax purposes, the Fund indicated below has capital loss carryforwards at December 31, 1995 which are available to offset future realized capital gains, if any:

                                               CAPITAL LOSS
                                               CARRYFORWARD    EXPIRATION
                                               ------------    ----------
Equity Growth Fund                                   578          2002
                                                   7,214          2003

F. OPERATING EXPENSES:

    The Trust accounts separately for the assets, liabilities and operations of each Fund. Expenses directly attributable to a Fund are charged to that Fund, while expenses attributable to all Funds are allocated among them.

G. OTHER:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

    The Trust has entered into an Administrative Services Agreement with the Advisor, an indirect, wholly-owned subsidiary of AEGON USA, Inc., under which the Advisor provides administration, transfer agency and shareholder services. For providing these services, facilities and for bearing the related expenses, the Advisor receives a monthly fee from each Fund at an annual rate equal to 0.30% of the average daily net assets of each Fund during the month. The Advisor has voluntarily undertaken to reimburse expenses of the Funds, to the extent necessary, to limit expenses to a rate equal to the percentages specified in the table below of the corresponding Funds' average daily net assets, excluding

                       DIVERSIFIED INVESTORS FUNDS GROUP

3. FEES AND TRANSACTIONS WITH AFFILIATES--(CONTINUED)

the expenses of the Portfolio. The limit on expense of the Portfolios can be found in Note 3 of their financial statement contained elsewhere in this report.

    For the year ended December 31, 1995, the Advisor has voluntarily undertaken to reimburse fees in accordance with the expense caps as follows:

                        FUND                                  EXPENSE CAP
                        ----                                  -----------
Money Market.........................................   50 basis points (b.p.)
High Quality Bond....................................   60 b.p.
Government/Corporate Bond............................   60 b.p.
Balanced.............................................   60 b.p.
Equity Income........................................   50 b.p.
Growth & Income......................................   50 b.p.
Equity Growth........................................   50 b.p.
Special Equity.......................................   65 b.p.

    The Trust has also entered into a Distribution Agreement with Diversified Investors Securities Corp. (the "Distributor"), a wholly-owned subsidiary of the Advisor. Pursuant to Rule 12b-1 of the 1940 Act, the Distributor may receive a fee from each Fund at an annual rate not to exceed 0.25% of the Fund's average daily net assets as reimbursement for expenses incurred in connection with the sale of shares of the Fund. The aggregate distribution fees incurred by the Funds amounted to $3,895 for the year ended December 31, 1995.

    Each of the Funds are subject to such limitations as may from time to time be imposed by the Blue Sky Laws of states in which each of the Funds sells it shares. Currently, the most restrictive jurisdiction imposes expense limitations of 2.5% of the first $30,000,000 of the average daily net assets, 2.0% of the next $70,000,000, and 1.5% of any excess over $100,000,000.

    Certain trustees and officers of the Trust are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Trust. Similarly, none of the Trust's officers receive compensation from the Funds. Aggregate remuneration incurred to non-affiliated trustees of the Trust for the year ended December 31, 1995 amounted to $31,072.

                       DIVERSIFIED INVESTORS FUNDS GROUP

4. FINANCIAL HIGHLIGHTS

                                                  HIGH QUALITY            GOVERNMENT/                                  EQUITY
                           MONEY MARKET               BOND               CORPORATE BOND             BALANCED           INCOME
                        -------------------    -------------------    --------------------    --------------------    --------
                          1995       1994       1995       1994*        1995       1994*        1995       1994*        1995
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Net asset value,
  beginning of period.  $   9.61    $ 10.00    $  9.87    $  10.00    $   9.91    $  10.00    $  10.05    $  10.00    $   9.93
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Income from investment
 operations:
  Net investment
   income.............      0.31       0.66       0.42        0.18        0.30        0.19        0.24        0.07        0.16
  Net gains on
   investments (both
    realized and
     unrealized)......      0.22      (0.39)      0.74       (0.12)       1.71       (0.09)       2.61        0.07        3.28
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Total from investment
  operations..........      0.53       0.27       1.16        0.06        2.01        0.10        2.85        0.14        3.44
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Less: Dividends and
 distributions from:
  Net investment
   income.............     (0.31)     (0.66)     (0.42)      (0.18)      (0.28)      (0.19)      (0.24)      (0.07)      (0.16)
  Net realized gain on
   investments........     --         --         --          --          (0.04)      --          (0.51)      --          (0.04)
  Tax return of
   capital............     --         --         --          (0.01)      --          --          (0.11)      (0.02)      (0.08)
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Total from dividends
  and distributions...     (0.31)     (0.66)     (0.42)      (0.19)      (0.32)      (0.19)      (0.86)      (0.09)      (0.28)
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Net asset value, end
  of period...........  $   9.83    $  9.61    $ 10.61    $   9.87    $  11.60    $   9.91    $  12.04    $  10.05    $  13.09
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
                        --------    -------    -------    --------    --------    --------    --------    --------    --------
Ratios/supplemental
 data:
Net assets end of
  period..............  $113,491    $25,092    $71,167    $ 20,872    $175,079    $ 22,937    $895,351    $151,629    $590,381
Ratio of expenses to
 average net assets,
 including expenses of
  the Portfolio.......    67.48%     59.21%     91.16%     284.62%**    56.91%     257.24%**     9.95%      71.47%**    17.88%
Ratio of expenses to
 average net assets,
 including expenses of
 the Portfolio (net of
  reimbursement)......     0.76%      0.51%      1.00%       0.55%**     0.85%       0.54%**     0.87%       0.49%**     0.90%
Ratio of net
 investment income to
  average net assets..   (61.47%)   (55.80%)   (83.53%)   (279.12%)**  (50.11%)   (251.51%)**   (5.68%)    (68.13%)**  (14.15%)
Ratio of net
 investment income to
 average net assets
 (net of
  reimbursement)......     5.24%      2.90%      6.63%       4.96%**     5.92%       5.18%**     3.40%       2.86%**     2.82%
Total return..........     5.50%      3.45%     11.85%       0.67%      20.30%       1.10%      28.47%       1.43%      34.62%

                                          GROWTH &                 EQUITY                 SPECIAL
                                           INCOME                  GROWTH                 EQUITY
                                    --------------------    --------------------    -------------------
                         1994*        1995       1994*        1995       1994*        1995       1994*
                        --------    --------    --------    --------    --------    --------    -------
Net asset value,
beginning of period...  $  10.00    $  10.22    $  10.00    $  11.35    $  10.00    $  10.75    $ 10.00
                        --------    --------    --------    --------    --------    --------    -------
Income from investment
 operations:
  Net investment
   income.............      0.09        0.06        0.03        0.01       (0.01)        0.0      --
  Net gains on
   investments (both
    realized and
     unrealized)......     (0.07)       3.18        0.22        2.09        1.36        4.43       0.84
                        --------    --------    --------    --------    --------    --------    -------
Total from investment
  operations..........      0.02        3.24        0.25        2.10        1.35        4.43       0.84
                        --------    --------    --------    --------    --------    --------    -------
Less: Dividends and
 distributions from:
  Net investment
   income.............     (0.09)      (0.06)      (0.03)      (0.01)      --          --         --
  Net realized gain on
   investments........     --          (0.95)      --          --          --          (0.89)     (0.09)
  Tax return of
   capital............     --          (0.98)      --          (0.08)      --          (0.34)     --
                        --------    --------    --------    --------    --------    --------    -------
Total from dividends
  and distributions...     (0.09)      (1.99)      (0.03)      (0.09)      --          (1.23)     (0.09)
                        --------    --------    --------    --------    --------    --------    -------
Net asset value, end
  of period...........  $   9.93    $  11.47    $  10.22    $  13.36    $  11.35    $  13.95    $ 10.75
                        --------    --------    --------    --------    --------    --------    -------
                        --------    --------    --------    --------    --------    --------    -------
Ratios/supplemental
 data:
Net assets end of
  period..............  $ 70,855    $443,638    $ 60,475    $618,317    $120,370    $600,294    $87,705
Ratio of expenses to
 average net assets,
 including expenses of
  the Portfolio.......   106.54%**    21.71%     140.33%**    14.34%      70.79%**    15.76%     99.91%**
Ratio of expenses to
 average net assets,
 including expenses of
 the Portfolio (net of
  reimbursement)......     0.42%**     1.03%       0.43%**     1.01%       0.42%**     1.33%      0.54%**
Ratio of net
 investment income to
  average net assets..  (103.39%)**  (19.66%)   (138.93%)**  (13.13%)    (71.00%)**  (14.58%)   (99.33%)**
Ratio of net
 investment income to
 average net assets
 (net of
  reimbursement)......     2.74%**     1.02%       0.97%**     0.20%      (0.21%)**   (0.18%)     0.04%**
Total return..........     0.24%      32.11%       2.49%      18.50%      13.58%      41.50%      8.54%

------------
 * For the period July 1, 1994 (commencement of operations) through December 31, 1994
** Annualized

                       REPORT OF INDEPENDENT ACCOUNTANTS



To the Board of Trustees and Owners of Beneficial Interests of the Diversified Investors Funds Group:



    We have audited the accompanying statements of assets and liabilities of Diversified Investors Funds Group (comprising, respectively, the Money Market Fund, High Quality Bond Fund, Government/Corporate Bond Fund, Balanced Fund, Equity Income Fund, Growth & Income Fund, Equity Growth Fund and Special Equity
Fund) (collectively the "Trust") as of December 31, 1995, and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended, except for the High Quality Bond Fund, Government/Corporate Bond Fund, Balanced Fund, Equity Income Fund, Growth & Income Fund, Equity Growth Fund and Special Equity Fund, for which the periods were for the year ended December 31, 1995 and for the period from July 1, 1994 (commencement of operations) to December 31, 1994. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of December 31, 1995, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Funds constituting Diversified Investors Funds Group as of December 31, 1995, the results of their operations for the year then ended and the changes in their net assets and the financial highlights for the periods referred to above, in conformity with generally accepted accounting principles.




                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 20, 1996

                           ECONOMIC AND MARKET REVIEW

    The fourth quarter of 1995 was the grand finale to a year that displayed extraordinary performance in the financial markets despite a slowing economic tempo. The stock market, as measured by the S&P 500 Index, had a banner year by posting a total return of 37.5%, its best return since 1958. Likewise, the bond market, as measured by the Lehman Brothers Government/Corporate Index, enjoyed its best return since 1985 by exhibiting a 19.3% return. This was in sharp contrast to 1994, when the bond market suffered its worst return since 1969.

    The catalyst which propelled the financial markets to new heights was primarily an economy that did not grow rapidly, but rather at a modest pace, which kept inflationary pressures minimal as measured by the Consumer Price and Producer Price Indices. This "soft landing" scenario enabled interest rates to fall throughout the yield curve. In fact, the yield on the 30 year Treasury Bond fell 1.93% from 7.88% in December 1994 to 5.95% in December 1995. 1995 saw the Federal Reserve change gears on its monetary policy from a tightening stance to an easing as it reduced rates by 25 basis points in July and December. The stock market took the lead from the bond market and reached new highs. Stocks were also helped by very strong corporate earnings reports, based substantially on productivity gains, and by a record year of mergers and acquisitions.

    The only phenomenon to repeat from 1994 was the underperformance of the small company stocks relative to their brethren large company stocks. This was due to two factors. First, investors favored large multi-national corporations, which benefited from a favorable currency scenario during the earlier part of the year. Second, investors took a defensive posture toward the end of the year, as they became concerned that the economy was slowing faster than anticipated and that strong corporate earnings would not be sustained in the upcoming quarters.

    Finance was the best performing sector during the year. Falling interest rates and significant consolidation were the primary reasons for the gains. For the second year in a row, the consumer non-cyclical sector excelled as investors favored drug stocks. The performance of these stocks was attributable to strategic alliances and mergers, an abundance of new products in development, and their ability to deliver consistent profits in an uncertain economic environment.

    Two sectors are worth noting. Technology, went from being the best performer in the first three quarters, as earnings surged, to the worst performer in the fourth quarter as disappointments mounted. Energy, is the other notable sector, and it followed the exact opposite trend. A cold fall, early winter and higher oil prices boosted this sector's results late in the year.

                             MONEY MARKET PORTFOLIO

    The Federal Reserve successfully achieved its soft landing-slow growth goals in 1995. Its proactive moves in 1994 to stem inflation were successful and created a strong level of confidence in the Fed's ability to keep inflation under control. This created an atmosphere that allowed long term interest rates to drop. And, as the Fed became comfortable that balance was achieved, it reduced the Fed Fund rate from 6.0% to 5.75%, signaling a more neutral policy. As the end of 1995 approached, economic signs pointed to a sluggish economy and the Federal Reserve eased rates another 25 basis points in December to end the year with a Fed Funds rate of 5.50%.

    From slow Christmas sales and other generally sluggish economic indicators, it appears that 1996 will be at the slower end of the slow growth goal, making it likely that the Federal Reserve will continue to ease short-term interest rates in 1996. We expect the economy to continue to appear sluggish in 1996, and for the Fed to continue easing interest rates through the end of the year. By the end of 1996, interest rates could be as low as 4.50%.

    The interest rate curve remains inverted with one month maturity investments yielding more than the six month investments. The fear of interest rate reductions creates the need to manage the Portfolio on a balanced basis. Short maturity investments take advantage of current higher interest rates, while longer term investments, when not fully pricing in anticipated Fed easing, are purchased to protect against interest rates falling even more precipitously. The average maturity of the Portfolio has lengthened to 48.6 days as of December 29, 1995.

    The Portfolio continues to be invested in high quality short-term instruments, principally commercial paper. Our investment strategy is to emphasize purchases of 30-90 day maturities to provide flexibility to respond to any changes in the market place without sacrificing current income. The 30-day and 7-day current yields of the Portfolio were 5.56% and 5.56%, respectively, as of December 29, 1995.

                          HIGH QUALITY BOND PORTFOLIO

    The last quarter of 1995 was indicative of what transpired for the year ended 1995. The 30 year Treasury bond returned almost 9% and 33.5% for the quarter and year, respectively, while the 90 day Treasury bill returned 1.4% and almost 6% for the quarter and year, respectively. This is quite a difference from year end 1994, which was the worst bond market since 1969.

    The fourth quarter of 1995 was overshadowed by the balanced budget debate between the White House and Congress. Although this was temporarily resolved during November, the debate resurfaced in the later part of December. Despite this, the Federal Open Market Committee (FOMC) met on December 19, and decided to lower the Federal Funds rate by 25 basis points, to 5.50%. Federal Reserve Chairman Greenspan stated that inflation has been somewhat more favorable than originally anticipated. Economic indicators continued to show low inflation, weakness in the housing, manufacturing, and retail sectors. Weak employment reports also drove the actions by the Federal Reserve Board.

    Throughout the fourth quarter, Treasury yields were driven lower across the entire maturity spectrum. However, in November, the yield curve experienced a slight inversion in the short end of the yield curve. At the end of the year, the yield curve still remained inverted, with the one month maturity investments yielding more than the six month.

    Assets with longer-term maturities continued to outperform the shorter-term maturities. Overall, corporates outperformed Treasuries and mortgages followed by Yankees and asset-backed securities.

    Looking forward to 1996, Merganser is expecting a sluggish economy with gross domestic product (GDP) between 2%-2.5%. We even may see a slight downward turn in the first quarter GDP due to the inclement weather and the partial Government shutdown. CPI and PPI continue to indicate that inflation is non-existent. It is anticipated that the Fed will ease again in the near term. It will be hard to determine the Fed's next move utilizing economic data. Due to the partial Government shutdown, economic data is simply not available.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO

    The fourth quarter of 1995 saw a continuation of above average returns for securities in this sector of the bond market. The Lehman Brothers Intermediate Government Bond Index posted a 3.3% return for the three month period ended December 31. 1995's performance of 14.4% represents the highest calendar performance in 10 years.

    During the quarter, the Federal Reserve once again cut short-term interest rates citing minimal inflationary pressures in the economy as well as a slowing in real business activity. Consumer Price Index and Producer Price Index reports released during the period confirmed that prices were not trending higher. At the same time, industrial production and capacity utilization levels fell, autos were selling far slower than had been anticipated and retailers generally reported sales levels well below what they had hoped for.

    The on-going budget debate in Washington resulted in a partial shutdown and reopening of government functions in November and another partial shutdown in December. A compromise that includes real deficit reduction through reduced government spending would be a positive for bondholders. Less government issuance would not only decrease supply in the marketplace but may also help to keep inflation at acceptable levels.

    For most of the quarter the Portfolio was slightly longer in duration than its benchmark, the Lehman Brothers Intermediate Index. As the year ended, it was being managed closer to that of the Index and will be kept there until negotiations in Washington are completed. Although returns for the coming quarters may not be as high as those of 1995, the outlook for bonds remains positive.

                      GOVERNMENT/CORPORATE BOND PORTFOLIO

    The rally in bonds that began in November 1994 remained intact through the final quarter of 1995. Bonds, as measured by the Lehman Brothers Government/ Corporate Index, returned 4.7% for the quarter. This brought the total return for 1995 to 19.2 %, the strongest calendar year performance since 1985.

    Favorable conditions in bonds remained in place during the most recent quarter. Evidence of a slowing economy and little sign of inflationary pressure caused rates to be pushed lower, especially for securities with longer maturities. As measured by the Consumer Price Index, prices paid by consumers increased roughly 2% for the year, while producers paid just under 2% more for their raw materials. Meanwhile, although some sectors of the economy showed some signs of life at year-end, most sectors pointed toward slower growth in the months ahead. For example, retail sales were much softer than had been anticipated, especially during the holiday season. Auto sales were weaker than expected and industrial production levels fell as manufacturers were operating below full capacity. The Federal Reserve lowered the Fed Funds rate by 25 basis points on December 18, as it acknowledged the slowdown in economic growth coupled with minimal inflationary pressures.

    The budget debate between the White House and the Republican controlled Congress also received a lot of attention from the bond market. Early signs that an agreement would be reached caused traders to push bond prices higher. However, the negotiations broke down leading to the furlough of "non-essential" government workers in November and December. The December shutdown stopped the release of most of the government supplied economic data that traders use to gauge the direction of the economy. Until the flow of this data resumes, traders may be less likely to push bond prices higher.

    The Portfolio was longer in duration than its benchmark, the Lehman Brothers Government/ Corporate Index, when the quarter began. However, as the year ended it was managed down to a duration closer to the Index. It will be kept there until events settle in Washington and new trends are identified.

                               BALANCED PORTFOLIO

    The stock and bond markets continued their advance in the fourth quarter as the S&P 500 and the Lehman Government/Corporate Bond Indices returned 6.0% and 4.7%, respectively. These returns capped off a year that was one of the best in recent history for the financial markets. For the year, the S&P 500 Index returned 37.5%, its best year since 1958, while the 19.2% return for the Lehman Index was its best since 1985. For the fourth quarter, the key drivers of the financial markets were optimism for a budget resolution, lower interest rates, and earnings reports that were, on balance, better than expected.

    Asset allocation, bond return, and stock return were the major determinants of fourth quarter performance for the Balanced Portfolio. Throughout most of the quarter, the Portfolio continued to maintain a conservative asset allocation relative to its benchmark. The equity exposure of the Portfolio averaged about 3% less than that of the benchmark, which detracted from total return in an environment where stocks continued to outperform bonds. Moreover, the conservative posture of the Portfolio's fixed income segment was a slight detractor from performance. The Portfolio's emphasis on safety and quality during a period where riskier issues generally outperformed was the key factor.

    The equity segment of the Portfolio, which had been particularly strong all year, posted mixed results for the fourth quarter. The best performing groups were finance and non-cyclical issues. Finance stocks benefited from lower interest rates and continued merger activity while non-cyclical stocks moved higher as investors sought out companies whose earnings are largely isolated from the effects of a slowing economy.

                            EQUITY INCOME PORTFOLIO

    The broad equity market, as measured by the S&P 500 Index, finished the fourth quarter with a total return of about 6%. This brought to a close one of the best years in recent history for stock investors as the market posted its best annual return since the 1950's. Income oriented stock investors also fared quite well. The Lipper Equity Income Fund Index returned about 5.2% in the fourth quarter, bringing its 1995 performance to nearly 30%. This was the best return for this index in its eleven year history. The key catalysts behind the market's advance in the fourth quarter were optimism for a budget resolution, lower interest rates, and earnings reports that were, on balance, better than expected.

    The Equity Income Fund posted strong results in the fourth quarter due to its positions in the more defensive sectors of the market. Sectors such as utilities and non-cyclicals are viewed as more defensive because these types of companies have revenue streams which are, to a large extent, isolated from the effects of a slowing economy. These were the two best performing sectors of the Portfolio for the fourth quarter.

    The utility sector of the Portfolio provided better than market returns due to an emphasis on electric and telephone companies. Electric utility stocks offered investors very attractive dividend yields relative to Treasury bonds and the broad equity market as a whole. The relative safety of these dividend oriented issues proved to be particularly attractive to investors who sought to lock in profits for the year and reduce levels of portfolio risk. The non-cyclical stocks in the Portfolio excelled last quarter after being fairly strong all year. This group was led by positions in several drug companies which all moved sharply higher. The key factors behind the advance were new product offerings, earnings consistency, and merger activity throughout the industry.

                           GROWTH & INCOME PORTFOLIO

    The broad stock market, as measured by the S&P 500 Index, returned 6.0% for the fourth quarter, capping a banner year for the Index with a return of 37.5%. This was the Index's best year since 1958, when it posted a return of 43.4%. The fourth quarter's result was attributable to generally better than expected earnings reports, a continued slowing of the economy, low interest rates and moderate inflation. In an effort to boost economic growth, the Federal Reserve lowered the Fed Funds Rate by 25 basis points in December, adding another spark to stock returns.

    Strong stock selection in the basic industry sector of the Portfolio caused it to outperform the Index's respective sector's result by approximately 19% for the quarter. This result was largely attributable to a significant underweighting in paper, metal and chemical companies which have underperformed due to minimal inflation pressures and the sluggish demand due to a slowing economy. The Portfolio was helped by Avery Dennison Corp., Kimberly Clark Corp. and Praxair, Inc. The main catalyst propelling these stocks was record third quarter earnings reports.

    The consumer cyclical sector also contributed positively to the Portfolio's result led by Carnival Corp., McDonald's Corp., Rite Aid Corp. and Walgreen Co. The common element which contributed positively were better than expected earnings reports. Rite Aid Corp. also benefited from the company announcing that it will acquire the Revco drug store chain. The Portfolio's underweighting in retail related stocks helped its relative performance, as the retail sector has been under pressure due to the extremely competitive environment combined with a slowdown in consumer spending.

    The Portfolio was also helped by outperformances from the consumer non-cyclical and finance sectors. With the economy showing signs of slowing down, investors became bearish about the upcoming earnings reports and rotated into the companies whose earnings are not closely tied to movements of the economy. As a result, drug, health care and consumer staples stocks outperformed for the quarter. The finance sector was helped by falling interest rates, which should continue to bode well for profits.

                            EQUITY GROWTH PORTFOLIO

    Growth investing, as defined by the Russell 1000 Growth Index, posted its best result in four years with a total return of 37.2%. However, in the fourth quarter this Index lagged both the Russell Value and the S&P 500 Indices. In addition, there were disparities within the growth discipline itself as more aggressive strategies generally lagged the more conservative. For example, the Lipper Growth and Capital Appreciation Indices lagged the Russell Growth by about 3% in the fourth quarter as they are indicative of somewhat more aggressive growth strategies. The Growth Portfolio's strong bias towards companies with high revenue and earnings growth over the long-term was not particularly well suited for this type of environment.

    The sectors which most influenced the Growth Portfolio's fourth quarter result were technology and non-cyclicals. Technology remains the largest sector allocation in the Portfolio due to wireless communications and computer software and networking investment themes. These issues met with selling pressure in the fourth quarter due to warnings by management at bellwether companies such as Nokia, IBM, and Motorola that slowing sales may lead to lower than expected earnings in the near-term. These announcements created negative sentiment which affected the entire technology sector. However, the long term prospects for these industries remain quite favorable as they are still among the fastest growing industries in the U.S.

    The Portfolio's non-cyclical stocks were by far the best performing issues. This group's relative strength arose from HMO companies, which posted large gains in reaction to particularly strong earnings. This group also benefited from market sentiment. In an environment where investors are concerned about a slowing economy, these types of companies are attractive as the demand for their products and services is relatively unaffected by macroeconomic factors.

                            SPECIAL EQUITY PORTFOLIO

    Small company stocks, as measured by the Russell 2000 Index, returned 2.2%, underperforming their brethren large company stocks, which returned 6.0%, as measured by the S&P 500 Index, for the fourth quarter. This was primarily due to investors flocking toward the larger, more stable earning companies in the wake of an uncertain economic and profit outlook for the upcoming quarters. Moreover, 1995 was the second year in a row in which the small company stocks underscored the larger companies.

    The Special Equity Portfolio continued to demonstrate superior results relative to its peers for both the fourth quarter and 1995 as a whole. The Portfolio's strong stock selection among the consumer non-cyclical, finance and industrial sectors were the primary drivers for the quarter's strong result.

    The Consumer non-cyclical sector was the Portfolio's best performer during the quarter by exceeding the Index's respective sector by approximately 10%. Health care and consumer stocks were the primary catalysts for the strong result. These stocks not only benefited from company specific events, but from growing investor sentiment regarding anticipation of an economic slowdown. Investors flocked to these stocks primarily because they tend to display consistent earnings despite a slowdown in economic growth.

    The finance stocks did well because of a falling interest rate environment, which bodes well for their earnings, and because of the continued consolidation among banking stocks. The Portfolio was a benefactor of this merger activity as Charter One Financial, Inc. merged with Firstfed of Michigan Corp., creating the largest thrift in the Midwest. In addition, Premier Bancorp Inc. was purchased by Banc One. Also, a potentially favorable tax change in the Congressional budget, which could save substantial money for the savings and thrift industry, helped returns of these companies as they become even more attractive as takeover candidates.

                           HIGH YIELD BOND PORTFOLIO

    The high yield bond market returned 3.1% in the fourth quarter, bringing full year returns to 19.2%. 1995 represented the third best annual period for the high yield sector since the inception of market indices in the early 1980's. Falling interest rates, rising stock prices, and heavy investor demand provided a steady backwind to the high yield market during the fourth quarter. With both the S&P 500 and the 10-year Treasury Bond up nearly 6%, and high yield mutual fund inflows crossing the $2.5B mark, the high yield sector returned a healthy 3.1% (about the same as third quarter). Consistent with the pattern throughout the year, top rated BB issues outperformed all other quality tiers, returning 4.4% vs. 2.4% for B rated issues and 0.7% for the CCCs. By virtue of their higher credit quality and longer average duration, BBs enjoyed greater interest sensitivity and outperformed in synch with treasuries.

    With surging debt and equity markets as a backdrop, high yield returns in 1995 were the best since 1991, and the third best ever. While 1996 broad market returns are likely to prove subdued in comparison, the outlook for the high yield sector remains positive, particularly relative to other fixed income alternatives. Moderating economic growth and little inflationary pressure argue for stable long-term interest rates, which means that returns will consist principally of income. Given this scenario, the high yield sector should outperform due to its significant yield advantage over similar duration instruments.

                         INTERNATIONAL EQUITY PORTFOLIO

    For the fourth quarter, the world's stock markets continued to show strength as they had for the majority of the year. Whether measured in local currency or U.S. dollars, 17 of the largest 22 markets were higher. The MSCI EAFE GDP Index returned 3.50% for the quarter, and 11.62% for the year ending 1995.

    Common themes for most of the world's markets during the fourth quarter: slow economy, little or no concerns about inflation, and a declining interest rate environment. Gross domestic product (GDP) growth measured against the previous quarter was lower by about .5% in each of the major areas (USA, Japan, and Major Europe).

    Interest rates around the world continued to decline which, for the year as a whole, has brought the yields on 10-year governments down by 100 to 200 basis points. For the fourth quarter, the decline in interest rates was typically about 50 to 100 basis points, except in Japan, which posted a rise of 22 basis points.

    The dollar was mixed against most major currencies during the fourth quarter. The dollar gained against the Deutsch mark and yen. For the month of December, however, the dollar generally declined. Concerns arising out of the inconclusive budget debate in Washington was the major factor behind the decline.

    The Japanese market finished 1995 on a strong note, even though there were very few economic statistics to prove that a recovery had actually commenced. In fact, nominal GDP growth is weaker than at any time since 1931. The logical explanation for the stock market's strength is a highly stimulative monetary and fiscal policy which has been pursued since last summer. This may be a turning point for

Japan. The market history of the past 15 years suggests that the strong stock market may be the best predictor of the economy.

    In Europe, economic developments in the fourth quarter were mostly downbeat. Manufacturing activity contracted, excess inventories having accumulated in the United Kingdom (UK) and in Germany. The strikes in France during December will have long-term effects there and in other neighboring countries. Investors in Europe, however, were obviously focusing on prospects for 1996. Lower interest rates were an important expectation. In the UK, forward rates were pricing in additional rate cuts of about 75 basis points by mid-1996. Inflation data are sufficiently good in Germany that investors widely expect the Bundesbank to continue permitting small intermittent rate cuts.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF ASSETS AND LIABILITIES
                               DECEMBER 31, 1995

                                                                   INTERMEDIATE   GOVERNMENT/
                                                        HIGH        GOVERNMENT     CORPORATE
                                     MONEY MARKET   QUALITY BOND       BOND           BOND         BALANCED
                                     ------------   ------------   ------------   ------------   ------------
   ASSETS:
Investments, at cost...............  $141,642,545   $164,768,936   $ 94,192,491   $341,805,334   $198,158,473
                                     ------------   ------------   ------------   ------------   ------------
Investments, at market.............  $141,642,545   $166,373,100   $ 95,259,796   $357,816,218   $212,478,597
Repurchase agreement, at value.....        56,639      4,459,931         82,793         86,916      5,702,169
Cash...............................         2,636              0              0          1,054              0
Receivable from custodian..........             0              0              0              0              0
Foreign currency holdings, at value
 (cost $693,265)...................             0              0              0              0              0
Receivable for securities sold.....             0        133,800              0              0        837,128
Interest receivable................             0      2,097,824        761,765      4,277,561        989,678
Dividends receivable...............             0              0              0              0        147,754
Receivable from securities
lending............................             0              0          2,307          6,231         10,650
Receivable for forward currency
contracts..........................             0              0              0              0              0
Reimbursement from advisor.........         3,211            532         14,093          1,417         25,732
                                     ------------   ------------   ------------   ------------   ------------
     Total assets..................   141,705,031    173,065,187     96,120,754    362,189,397    220,191,708
                                     ------------   ------------   ------------   ------------   ------------
   LIABILITIES:
Deposit for securities loaned......             0              0     10,071,250     25,518,850     45,257,850
Payable for securities purchased...             0        453,494            338              0      7,806,862
Payable for forward currency
contracts..........................             0              0              0              0              0
Accrued expenses:
 Investment advisory fees..........        29,753         48,735         25,897         90,155         60,959
 Custody fees......................         5,633          6,931          5,266         10,998          6,224
 Professional fees.................        21,664         21,937         20,085         19,574         20,181
 Printing fees.....................         2,971          1,961            998          3,253          1,115
 Miscellaneous fees................         6,762          6,026          5,306          7,157          5,562
                                     ------------   ------------   ------------   ------------   ------------
     Total liabilities.............        66,783        539,084     10,129,140     25,649,987     53,158,753
                                     ------------   ------------   ------------   ------------   ------------
Net assets.........................  $141,638,248   $172,526,103   $ 85,991,614   $336,539,410   $167,032,955
                                     ------------   ------------   ------------   ------------   ------------
                                     ------------   ------------   ------------   ------------   ------------
Net assets consist of:
 Paid-in capital...................  $141,638,248   $170,921,939   $ 84,924,309   $320,528,526   $152,712,831
 Net unrealized appreciation on
   investments, and translation of
   assets and liabilities in
foreign currencies.................             0      1,604,164      1,067,305     16,010,884     14,320,124
                                     ------------   ------------   ------------   ------------   ------------
     Net assets....................  $141,638,248   $172,526,103   $ 85,991,614   $336,539,410   $167,032,955
                                     ------------   ------------   ------------   ------------   ------------
                                     ------------   ------------   ------------   ------------   ------------

                       See Notes to Financial Statements.

   EQUITY        GROWTH &        EQUITY        SPECIAL         HIGH      INTERNATIONAL
   INCOME         INCOME         GROWTH         EQUITY      YIELD BOND      EQUITY
------------   ------------   ------------   ------------   ----------   -------------

$660,136,580   $108,334,032   $216,333,251   $275,177,944   $8,056,922    $ 78,000,625
------------   ------------   ------------   ------------   ----------   -------------
$805,216,482   $116,524,886   $255,883,019   $320,663,277   $8,218,968    $ 79,175,541
      52,740     18,370,832      9,713,052     21,477,900            0               0
         341              0              0              0      818,124       4,575,760
           0              0        117,734              0            0               0

           0              0              0              0            0         687,767
           0        708,217              0      2,909,595            0         162,684
           0              0              0              0      186,824          35,859
   1,486,610        139,049         98,460        234,431            0          72,106
       3,223          1,470         19,961          6,894            0               0
           0              0              0              0            0         190,253
       2,387          2,967         (1,228)        18,641       10,320           6,191
------------   ------------   ------------   ------------   ----------   -------------
 806,761,783    135,747,421    265,830,998    345,310,738    9,234,236      84,906,161
------------   ------------   ------------   ------------   ----------   -------------
  40,890,000      8,425,791     43,316,000     25,513,600            0               0
   1,217,191      2,424,207              0      4,096,494      211,375       1,261,434
           0              0              0              0            0          29,556
     269,680         58,059        121,159        194,740        2,835         143,910
      33,745          5,296          6,921         22,690        4,507          11,973
      33,478         17,704         18,688         18,458        9,897           7,675
       5,904            352            555          1,062          636           1,459
       9,255          4,281          5,285          5,469        7,391           3,839
------------   ------------   ------------   ------------   ----------   -------------
  42,459,253     10,935,690     43,468,608     29,852,513      236,641       1,459,846
------------   ------------   ------------   ------------   ----------   -------------
$764,302,530   $124,811,731   $222,362,390   $315,458,225   $8,997,595    $ 83,446,315
------------   ------------   ------------   ------------   ----------   -------------
------------   ------------   ------------   ------------   ----------   -------------
$619,222,628   $116,620,877   $182,812,622   $269,972,892   $8,835,549    $ 82,111,576

 145,079,902      8,190,854     39,549,768     45,485,333      162,046       1,334,739
------------   ------------   ------------   ------------   ----------   -------------
$764,302,530   $124,811,731   $222,362,390   $315,458,225   $8,997,595    $ 83,446,315
------------   ------------   ------------   ------------   ----------   -------------
------------   ------------   ------------   ------------   ----------   -------------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                            STATEMENTS OF OPERATIONS
                      FOR THE YEAR ENDED DECEMBER 31, 1995

                                                                      INTERMEDIATE   GOVERNMENT/
                                            MONEY          HIGH        GOVERNMENT     CORPORATE
                                            MARKET     QUALITY BOND       BOND          BOND        BALANCED
                                          ----------   ------------   ------------   -----------   -----------
Investment income:
 Dividend income........................  $        0   $          0   $          0   $         0   $ 1,737,553
 Interest income........................   9,420,480     10,560,001      4,881,454    19,315,534     4,608,571
                                          ----------   ------------   ------------   -----------   -----------
     Total income.......................   9,420,480     10,560,001      4,881,454    19,315,534     6,346,124
                                          ----------   ------------   ------------   -----------   -----------
Expenses:
 Investment advisory fees...............     391,657        562,958        286,019     1,011,116       639,345
 Custody fees...........................      48,971         42,976         38,278        68,817        54,977
 Professional fees......................      25,341         25,441         22,529        25,811        24,073
 Printing fees..........................       3,953          2,942          1,979         4,234         2,096
 Miscellaneous fees.....................      22,990         21,477         19,071        23,609        18,621
                                          ----------   ------------   ------------   -----------   -----------
     Total Expenses.....................     492,912        655,794        367,876     1,133,587       739,112
 Expenses waived by the investment
advisor.................................      22,086          9,897         44,808             0        51,146
                                          ----------   ------------   ------------   -----------   -----------
     Net expenses.......................     470,826        645,897        323,068     1,133,587       687,966
                                          ----------   ------------   ------------   -----------   -----------
Net investment income...................   8,949,654      9,914,104      4,558,386    18,181,947     5,658,158
                                          ----------   ------------   ------------   -----------   -----------
Net realized and unrealized gains
 (losses) on investments:
 Net realized gains (losses) on
investments.............................      (4,226)      (634,835)       379,479     1,365,500    11,609,960
 Net realized gains (losses) on foreign
   currency transactions................           0              0              0             0             0
 Net unrealized appreciation on
investments.............................           0      7,048,911      5,777,385    29,472,541    17,788,835
 Net increase in unrealized appreciation
   on translation of assets and
   liabilities in foreign currencies....           0              0              0             0             0
                                          ----------   ------------   ------------   -----------   -----------
Net realized and unrealized gains
 (losses) on investments................      (4,226)     6,414,076      6,156,864    30,838,041    29,398,795
                                          ----------   ------------   ------------   -----------   -----------
Net increase in net assets resulting
 from operations........................  $8,945,428   $ 16,328,180   $ 10,715,250   $49,019,988   $35,056,953
                                          ----------   ------------   ------------   -----------   -----------
                                          ----------   ------------   ------------   -----------   -----------

------------
 * August 22, 1995, Commencement of Operations

** September 29, 1995, Commencement of Operations

 # Net of withholding taxes of $25,308

                       See Notes to Financial Statements.


   EQUITY        GROWTH &        EQUITY         SPECIAL          HIGH        INTERNATIONAL
   INCOME         INCOME         GROWTH         EQUITY       YIELD BOND *      EQUITY **
------------    -----------    -----------    -----------    ------------    -------------
$ 20,486,295    $ 1,626,970    $   421,856    $ 1,688,432      $      0       $   198,388#
   4,278,028        624,447      1,810,218      1,232,053       240,742            66,670
------------    -----------    -----------    -----------    ------------    -------------
  24,764,323      2,251,417      2,232,074      2,920,485       240,742           265,058
------------    -----------    -----------    -----------    ------------    -------------
   2,878,308        639,911      1,272,213      2,018,861        11,146           143,910
     170,931         42,763         49,087        175,111         9,060            11,973
      40,231         20,681         21,131         22,446         9,897             7,675
       6,885          1,333          1,536          2,043           636             1,459
      32,710         18,191         19,476         20,993         7,390             3,838
------------    -----------    -----------    -----------    ------------    -------------
   3,129,065        722,879      1,363,443      2,239,454        38,129           168,855
           0         28,140              0         82,511        20,785             6,191
------------    -----------    -----------    -----------    ------------    -------------
   3,129,065        694,739      1,363,443      2,156,943        17,344           162,664
------------    -----------    -----------    -----------    ------------    -------------
  21,635,258      1,556,678        868,631        763,542       223,398           102,394
------------    -----------    -----------    -----------    ------------    -------------
   9,847,566     19,009,812      4,768,375     45,159,729         6,659            16,793

           0              0              0              0             0            (8,241)
 158,219,366      9,319,254     24,304,762     40,748,255       162,046         1,174,916

           0              0              0              0             0           159,823
------------    -----------    -----------    -----------    ------------    -------------
 168,066,932     28,329,066     29,073,137     85,907,984       168,705         1,343,291
------------    -----------    -----------    -----------    ------------    -------------

$189,702,190    $29,885,744    $29,941,768    $86,671,526      $392,103       $ 1,445,685
------------    -----------    -----------    -----------    ------------    -------------
------------    -----------    -----------    -----------    ------------    -------------

                       See Notes to Financial Statements.

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1995


                                                               INTERMEDIATE    GOVERNMENT/
                                                   HIGH         GOVERNMENT      CORPORATE
                               MONEY MARKET    QUALITY BOND        BOND            BOND          BALANCED
                               ------------    ------------    ------------    ------------    ------------
From operations:
 Net investment income......   $  8,949,654    $  9,914,104    $  4,558,386    $ 18,181,947    $  5,658,158
 Net realized gains (losses)
   on investments...........         (4,226)       (634,835)        379,479       1,365,500      11,609,960
 Net realized gains (losses)
   on foreign currency
transactions................              0               0               0               0               0
 Net unrealized appreciation
   on investments...........              0       7,048,911       5,777,385      29,472,541      17,788,835
 Net increase in unrealized
   appreciation on
   translation of assets and
   liabilities in foreign
currencies..................              0               0               0               0               0
                               ------------    ------------    ------------    ------------    ------------
 Net increase in net assets
resulting from operations...      8,945,428      16,328,180      10,715,250      49,019,988      35,056,953
                               ------------    ------------    ------------    ------------    ------------
From capital transactions:
 Proceeds from capital
invested....................    393,166,782     141,659,639      38,046,469     151,446,357      80,590,418
 Value of capital
withdrawn...................    421,983,754     129,457,932      49,408,845     110,912,327      74,123,531
                               ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 net assets resulting from
 capital transactions.......    (28,816,972)     12,201,707     (11,362,376)     40,534,030       6,466,887
                               ------------    ------------    ------------    ------------    ------------
Net increase (decrease) in
 net assets.................    (19,871,544)     28,529,887        (647,126)     89,554,018      41,523,840
Net assets:
 Beginning of year..........    161,509,792     143,996,216      86,638,740     246,985,392     125,509,115
                               ------------    ------------    ------------    ------------    ------------
 End of year................   $141,638,248    $172,526,103    $ 85,991,614    $336,539,410    $167,032,955
                               ------------    ------------    ------------    ------------    ------------
                               ------------    ------------    ------------    ------------    ------------

------------
 * August 22, 1995 Commencement of Operations

** September 29, 1995 Commencement of Operations

                       See notes to financial statements.


   EQUITY         GROWTH &         EQUITY         SPECIAL           HIGH        INTERNATIONAL
   INCOME          INCOME          GROWTH          EQUITY       YIELD BOND *      EQUITY **
------------    ------------    ------------    ------------    ------------    -------------

$ 21,635,258    $  1,556,678    $    868,631    $    763,542     $   223,398     $    102,394
   9,847,566      19,009,812       4,768,375      45,159,729           6,659           16,793
           0               0               0               0               0           (8,241)
 158,219,366       9,319,254      24,304,762      40,748,255         162,046        1,174,916
           0               0               0               0               0          159,823
------------    ------------    ------------    ------------    ------------    -------------
 189,702,190      29,885,744      29,941,768      86,671,526         392,103        1,445,685
------------    ------------    ------------    ------------    ------------    -------------
 231,491,356      93,751,429      93,276,744     113,103,544       9,081,530       86,991,521
 245,585,114      93,408,742      49,673,952     101,988,710         476,038        4,990,891
------------    ------------    ------------    ------------    ------------    -------------
            )
 (14,093,758         342,687      43,602,792      11,114,834       8,605,492       82,000,630
------------    ------------    ------------    ------------    ------------    -------------
 175,608,432      30,228,431      73,544,560      97,786,360       8,997,595       83,446,315
 588,694,098      94,583,300     148,817,830     217,671,865               0                0
------------    ------------    ------------    ------------    ------------    -------------
$764,302,530    $124,811,731    $222,362,390    $315,458,225     $ 8,997,595     $ 83,446,315
------------    ------------    ------------    ------------    ------------    -------------
------------    ------------    ------------    ------------    ------------    -------------

                        DIVERSIFIED INVESTORS PORTFOLIOS
                      STATEMENTS OF CHANGES IN NET ASSETS
                      FOR THE YEAR ENDED DECEMBER 31, 1994


                                       MONEY           HIGH        INTERMEDIATE      GOVERNMENT/
                                       MARKET      QUALITY BOND   GOVERNMENT BOND   CORPORATE BOND     BALANCED
                                    ------------   ------------   ---------------   --------------   ------------
From operations:
   Net investment income..........  $  5,160,230   $ 10,028,083     $ 4,037,896      $  12,824,729   $  3,614,958
   Net realized gains (losses) on
investments.......................        (9,238)    (2,474,325)       (286,190)        (5,306,941)       425,349
   Net increase (decrease) in
     unrealized appreciation on
investments.......................             0     (5,444,747)     (4,710,080)       (13,461,657)    (3,468,711)
                                    ------------   ------------   ---------------   --------------   ------------
   Net increase in net assets
     resulting from operations....     5,150,992      2,109,011        (958,374)        (5,943,869)       571,596
                                    ------------   ------------   ---------------   --------------   ------------
From Capital Transactions:
   Proceeds from capital
invested..........................   439,406,062    324,614,137     118,805,465        292,110,188    212,140,323
   Value of capital withdrawn.....  (283,047,262)  (182,726,932)    (31,208,351)       (39,180,927)   (87,202,804)
                                    ------------   ------------   ---------------   --------------   ------------
   Net increase in net assets
     resulting from capital
transactions......................   156,358,800    141,887,205      87,597,114        252,929,261    124,937,519
                                    ------------   ------------   ---------------   --------------   ------------
   Net increase in net assets.....   161,509,792    143,996,216      86,638,740        246,985,392    125,509,115
Net Assets:
   Beginning of period............            --             --              --                 --             --
                                    ------------   ------------   ---------------   --------------   ------------
   End of period..................  $161,509,792   $143,996,216     $86,638,740      $ 246,985,392   $125,509,115
                                    ------------   ------------   ---------------   --------------   ------------
                                    ------------   ------------   ---------------   --------------   ------------

                       See notes to financial statements.

   EQUITY         GROWTH &         EQUITY         SPECIAL
   INCOME          INCOME          GROWTH          EQUITY
------------    ------------    ------------    ------------
$ 18,966,219    $  1,333,425    $    105,785    $    607,963
  (3,691,850)     (3,271,268)     (3,498,589)     (4,329,355)
 (13,139,464)     (1,128,400)     15,245,006       4,737,078
------------    ------------    ------------    ------------
   2,134,905      (3,066,243)     11,852,202       1,015,686
------------    ------------    ------------    ------------
 672,360,914     138,102,752     256,748,572     320,045,388
 (85,801,721)    (40,453,209)   (119,782,944)   (103,389,209)
------------    ------------    ------------    ------------
 586,559,193      97,649,543     136,965,628     216,656,179
------------    ------------    ------------    ------------
 588,694,098      94,583,300     148,817,830     217,671,865
          --              --              --              --
------------    ------------    ------------    ------------
$588,694,098    $ 94,583,300    $148,817,830    $217,671,865
------------    ------------    ------------    ------------
------------    ------------    ------------    ------------

                             MONEY MARKET PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
------------                                                           ------------    ----------
               COMMERCIAL PAPER
$  1,000,000   American Express Credit Corp, 5.60%, Due 02/02/96....   $    994,711
   1,000,000   American Express Credit Corp, 5.45%, Due 03/26/96....        986,829
     800,000   Associates Corp of North America, 5.71%, Due
               01/22/96.............................................        797,081
   2,000,000   Avco Financial Services Canada, 5.76%, Due 01/05/96..      1,998,080
   4,000,000   Avco Financial Services Canada, 5.60%, Due 03/06/96..      3,958,311
   5,000,000   Banco Real SA, 5.62%, Due 04/15/96...................      4,916,481
   2,000,000   Bank of New York, 5.83%, Due 01/22/96................      1,992,551
   1,500,000   Bell South Telecom, 5.75%, Due 01/09/96..............      1,497,605
   3,500,000   CIT Group Holdings Inc, 5.80%, Due 01/31/96..........      3,481,956
   3,400,000   CIT Group Holdings Inc, 5.70%, Due 02/09/96..........      3,377,928
   2,000,000   Canadian Imperial Bank, 5.60%, Due 02/20/96..........      1,983,822
   5,000,000   Chevron UK Inc, 5.78%, Due 01/26/96..................      4,978,325
   5,000,000   Colonial Pipeline Company, 5.70%, Due 01/26/96.......      4,978,625
     700,000   Colonial Pipeline Company, 5.67%, Due 02/16/96.......        694,708
     700,000   Colonial Pipeline Company, 5.62%, Due 02/28/96.......        693,443
   6,000,000   Commercial Credit Company, 5.76%, Due 01/16/96.......      5,983,680
   3,900,000   Consolidation Coal Company, 5.70%, Due 01/12/96......      3,891,973
   1,300,000   Consolidation Coal Company, 5.79%, Due 01/08/96......      1,298,118
   1,900,000   Cooperative Finance Corp, 5.63%, Due 02/27/96........      1,882,469
   2,100,000   Cooperative Finance Corp, 5.50%, Due 02/27/96........      2,081,071
   4,300,000   Copley Financing Corporation, 5.75%, Due 01/24/96....      4,282,830
   3,092,000   Enterprise Funding Corporation, 5.78%, Due 01/10/96..      3,086,539
   3,000,000   Enterprise Funding Corporation, 5.78%, Due 01/12/96..      2,993,738
   1,000,000   Ford Motor Credit Corporation, 5.75%, Due 01/18/96...        996,965
   2,400,000   Ford Motor Credit Corporation, 5.75%, Due 01/18/96...      2,392,716
     700,000   Ford Motor Credit Corporation, 5.77%, Due 01/05/96...        699,327
   3,200,000   General Electric Capital Corp, 5.75%, Due 01/19/96...      3,189,778
   6,000,000   General Motors Acceptance Corp, 5.70%, Due 01/09/96..      5,990,500
   1,100,000   Household Finance Corp, 5.75%, Due 01/12/96..........      1,097,716
     200,000   Household Finance Corp, 5.77%, Due 01/26/96..........        199,135
   1,000,000   Household Finance Corp, 5.71%, Due 01/29/96..........        995,242
   4,000,000   Household Finance Corp--Canada, 5.75%, Due 01/03/96..      3,997,444
   2,800,000   JHM Funding Inc, 5.75%, Due 01/11/96.................      2,794,633
   4,000,000   JHM Funding Inc, 5.73%, Due 01/23/96.................      3,984,720
   5,000,000   Merrill Lynch and Company Inc, 5.75%, Due 01/24/96...      4,980,035
     925,000   Midwest Funding Corp, 5.83%, Due 07/01/22 (a)........        929,298
   2,800,000   Morgan JP & Company, 5.77%, Due 01/08/96.............      2,795,961
   5,000,000   National Westminster Bank Plc, 5.73%, Due 01/08/96...      4,992,837
   3,600,000   Norwest Corp, 5.72%, Due 01/26/96....................      3,584,556
   6,000,000   Olympic, 5.825%, Due 12/15/96........................      6,022,981
   1,100,000   PHH Corp, 5.74%, Due 01/19/96........................      1,096,492
   1,200,000   PHH Corp, 5.75%, Due 01/23/96........................      1,195,400
     500,000   Rockwell International Corp, 5.70%, Due 01/26/96.....        497,863
   1,000,000   Royal Bank of Canada, 5.70%, Due 01/29/96............        995,250

                       See notes to financial statements.

                             MONEY MARKET PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
------------                                                           ------------    ----------
               COMMERCIAL PAPER--(CONTINUED)

$  6,000,000   Seagram Joseph and Sons Inc, 5.70%, Due 01/18/96.....   $  5,981,950
     500,000   Sears Roebuck Acceptance Corp, 5.70%, Due 01/16/96...        498,654
     700,000   Sears Roebuck Acceptance Corp, 5.70%, Due 01/29/96...        696,676
   3,200,000   Sears Roebuck Acceptance Corp, 5.70%, Due 02/02/96...      3,182,773
   2,605,000   Toronto Dominion Bank, 5.68%, Due 01/08/96...........      2,601,301
     400,000   Toronto Dominion Bank, 5.97%, Due 01/08/96...........        399,403
   6,000,000   Transamerica Commercial Finance--Canada, 5.77%, Due
               01/04/96.............................................      5,995,191
   5,000,000   Wachovia Bank of N. Carolina, 5.75%, Due 01/11/96....      5,031,943
                                                                       ------------
                   Total Commercial Paper (Cost $140,647,614).......    140,647,614       99.30%
                                                                       ------------    ----------
               BANKERS ACCEPTANCES
   1,000,000   Republic National Bank New York NY, 5.53%,
                 Due 02/01/96 (cost $994,931).......................        994,931        0.70%
                                                                       ------------    ----------
               Total Securities (cost $141,642,545).................    141,642,545      100.00%
                                                                       ------------    ----------
               REPURCHASE AGREEMENT
      56,630   Repurchase Agreement with Morgan Stanley,
                 dated 12/29/95, 5.65%, proceeds at maturity
                 $56,665, due 01/02/96. (Collateralized by US
                 Treasury Note, 7.25%, due 08/15/04 with a market
                 value of $57,874) (cost $56,639)...................         56,639         .04%
                                                                       ------------    ----------
               Total Investments (cost $141,699,184)................   $141,699,184      100.04%
               Liabilities Less Other Assets........................        (60,936)       (.04)
                                                                       ------------    ----------
               Net Assets...........................................   $141,638,248      100.00%
                                                                       ------------    ----------
                                                                       ------------    ----------

---------

 (a)  This interest rate is subject to change periodically based on the greater of the 30 or
      90 day Federal composite rate. This instrument resets on a weekly basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                 VALUE       NET ASSETS
------------                                                            ------------   -----------
               CORPORATE BONDS AND NOTES
               AUTO
$    655,159   Chrysler Financial Corp 8.65% Due 10/15/96.............. $    656,640
   2,863,011   Ford Motor Company 6.27% Due 01/02/00...................    2,863,808
   1,000,000   Ford Motor Credit 7.15% Due 01/26/00....................    1,045,390
   1,010,792   General Motors Acceptance Corp, Grantor Trust 1995-A
                 7.15% Due 03/15/00....................................    1,029,401
                                                                        ------------
                   Total Auto..........................................    5,595,239        3.24%
                                                                        ------------   -----------
               BANKING
   1,000,000   Banque National of Paris 9.875% Due 05/25/98............    1,081,561
   5,000,000   Discover Card Master Trust I 93-2A 5.40% Due 11/16/01...    4,989,646
   1,000,000   European Investment Bank 6.60% Due 05/15/97.............    1,017,390
   3,000,000   First Hawaiian Bank Medium Term Note 7.50%
                 Due 11/20/96..........................................    3,038,605
   3,523,095   Fleet Finance 1191-A 8.45% Due 04/15/06.................    3,630,089
   2,000,000   Korean Development Bank 8.90% Due 03/12/96..............    2,012,155
   3,000,000   Korean Development Bank 7.73% Due 05/05/97..............    3,072,088
      98,730   Rochester Community Savings Bank Grantor Trust 1991-B
                 6.70% Due 04/15/97....................................       98,792
     391,458   Security Pacific Home Equity Loan 1991-2 8.10%
                 Due 06/15/20..........................................      407,277
     295,531   Shawmut REMIC Trust 6.40% Due 09/15/96..................      294,879
   2,887,902   Western Finance Grantor Trust 4.60% Due 04/01/99........    2,859,339
   4,000,000   Western Finance Grantor Trust 5.875% Due 03/01/02.......    4,021,237
                                                                        ------------
                   Total Banking.......................................   26,523,058       15.37%
                                                                        ------------   -----------
               BUSINESS MACHINES
   3,408,769   IBM Credit Receivable Lease Asset Master Trust 93-1A
                 4.55% Due 11/15/00....................................    3,382,488
   1,537,529   IBM Credit Receivable Lease Asset Master Trust 6.55%
                 Due 07/16/01..........................................    1,567,403
                                                                        ------------
                   Total Business Machines.............................    4,949,891        2.87%
                                                                        ------------   -----------
               CONSTRUCTION
   3,655,000   Case Equipment Loan Trust 1194-C A2, 8.10%
                 Due 06/15/01..........................................    3,814,575        2.21%
                                                                        ------------   -----------
               CREDIT CARDS
   2,540,000   First Chicago Master Trust 6.25% Due 08/15/99...........    2.567,888
   1,000,000   Household Affinity Credit Card Master Trust 7.00%
                 Due 12/15/99..........................................    1,026,650
   1,000,000   Maryland Bank of North America Master Credit Card
                 Trust 1993-3A 5.40% Due 09/15/00......................      996,190
   6,000,000   National Credit Card Trust 1989 9.45% Due 12/31/97......    6,094,735
   5,000,000   Peoples' Bank Credit Card Trust Series 1993-1 4.80%
                 Due 12/15/99..........................................    4,986,395
   7,000,000   Private Label Credit Card Master Trust 7.15%
                 Due 06/20/01..........................................    7,101,074
                                                                        ------------
                   Total Credit Cards..................................   22,772,932       13.20%
                                                                        ------------   -----------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                 VALUE       NET ASSETS
------------                                                            ------------   -----------
               FINANCE
$   1,250,000  Associates Corp of North America 8.89% Due 04/12/98..... $  1,337,287
    2,000,000  Associates Corp of North America 6.46% Due 09/18/00.....    2,047,959
    4,000,000  Associates Corp of North America 5.99% Due 12/15/00.....    4,017,317
    5,000,000  Carco 1994-3 8.125% Due 10/15/99........................    5,209,375
    1,000,000  British Gas Finance Inc. 8.75% Due 09/15/98.............    1,063,288
    1,774,000  General Electric Capital Corp 9.375% Due 06/08/96.......    1,800,610
    5,000,000  Lehman Brothers Inc. 7.625% Due 08/01/98................    5,191,900
      725,000  Lehman Medium Term Note 6.08% Due 07/08/98..............      723,978
      595,696  Merrill Lynch Mortgage Investors 10.10% Due 11/15/07....      647,730
    1,045,443  Merrill Lynch Mortgage Investors 10.35% Due 05/15/09....    1,185,407
      645,941  Merrill Lynch Mortgage Investors 9.40% Due 09/15/09.....      715,309
    1,560,647  Merrill Lynch Mortgage Investors 9.00% Due 07/15/11.....    1,650,898
    4,000,000  Navistar Finance 6.55% Due 11/20/01.....................    4,054,956
    1,000,000  Norwest Financial 6.00% Due 08/15/97....................    1,006,692
    3,595,252  Resolution Trust Corp. 7.00% Due 02/15/04...............    3,612,487
    2,347,954  Resolution Trust Corp. 6.77% Due 07/25/25...............    2,390,020
    1,000,000  Signet Medium Term Note 1993-1A 5.20% Due 02/15/02......      993,079
    5,000,000  Salomon Brothers Medium Term Note 6.42% 01/15/96........    5,001,740
                                                                        ------------
                   Total Finance.......................................   42,650,032       24.72%
                                                                        ------------   -----------
               HOME EQUITY
       74,262  First Interstate of California 8.90% Due 11/15/97.......       74,108        0.04%
                                                                        ------------   -----------
               INSURANCE
       38,892  Central Life Assurance Company 9.00% Due 11/01/96.......       39,091        0.02%
                                                                        ------------   -----------
               MANUFACTURING
      853,242  Chemical Financial Acceptance Corp. 90-1 9.40%
                 Due 03/17/97..........................................      861,544
    3,075,914  Chemical Financial Acceptance Corp. 9.25% Due 05/15/98      3,267,080
                                                                        ------------
                   Total Manufacturing.................................    4,128,624        2.39%
                                                                        ------------   -----------
               REAL ESTATE
      913,992  Daiwa Home Equity Loans 7.875% Due 11/25/19.............      924,658
    4,295,583  Travelers Mortgage 12.00% Due 03/01/14..................    4,822,604
      103,337  US Home Equity Loan 9.25% Due 01/15/21..................      103,124
      789,634  US Home Equity Loan 8.50% Due 04/15/21..................      810,329
                                                                        ------------
                   Total Real Estate...................................    6,660,715        3.86%
                                                                        ------------   -----------
               RETAIL
    2,750,000  Sears Credit Account 5.90% Due 11/16/98.................    2,756,295        1.60%
                                                                        ------------   -----------
               SECURITY & COMMODITY BROKERS/DEALERS
    6,250,000  Bear Stearns 7.625% Due 09/15/99........................    6,602,406
    5,000,000  Morgan Stanley 7.32% Due 01/15/97.......................    5,085,775
                                                                        ------------
                   Total Security & Commodity Brokers/Dealers..........   11,688,181        6.78%
                                                                        ------------   -----------

                   Total Corporate Bonds and Notes (cost
               $131,817,332)...........................................  131,652,741       76.31%
                                                                        ------------   -----------
               FOREIGN GOVERNMENT DEBT
    1,000,000  Kingdom of Denmark 7.75% Due 12/15/96...................    1,021,555
    1,379,151  Pemex Exp Grantor Trust 7.66% Due 08/15/01..............    1,447,055
    7,000,000  Province of Ontario 7.75% Due 06/04/02..................    7,681,233
    5,000,000  Province of Quebec 9.125% Due 08/22/01..................    5,665,625
                                                                        ------------
                   Total Foreign Government Debt (cost $15,265,413)....   15,815,468        9.17%
                                                                        ------------   -----------

                       See notes to financial statements.

                          HIGH QUALITY BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995


                                                                                       PERCENT OF
 PRINCIPAL                                                                 VALUE       NET ASSETS
------------                                                            ------------   -----------
               U.S. GOVERNMENT SECURITY
$    4,250,000 Midstate Trust II A3 9.35% Due 04/01/98
                 (cost $4,339,597)..................................... $  4,555,745        2.64%
                                                                        ------------   -----------
               U.S. GOVERNMENT AGENCY
        17,148 Federal Home Loan Mortgage Corp. 5.25% Due 07/01/97.....       15,670
     3,202,226 Federal Home Loan Mortgage Corp. 9.00% Due 10/01/05.....    3,328,326
       847,965 Federal Home Loan Mortgage Corp. REMIC Series MH-1
                 10.15% Due 04/15/06...................................      867,408
     1,474,068 Federal Home Loan Mortgage Corp. 7.50% Due 03/01/08.....    1,504,654
       585,098 Federal Home Loan Mortgage Corp. 6.50% Due 03/01/13.....      582,494
       908,800 Federal Home Loan Mortgage Corp. 7.00% Due 01/01/18.....      919,714
     1,779,984 Federal National Mortgage Association 8.00%
                 Due 07/25/97..........................................    1,805,756
       855,524 Federal National Mortgage Association 6.75%
                 Due 02/01/03..........................................      856,267
       418,353 Federal National Mortgage Association 7.00%
                 Due 04/01/04..........................................      421,210
     1,200,000 Guaranteed Export Certificates 4.61% Due 09/01/98.......    1,183,103
     2,873,555 Guaranteed Export Certificates 4.813% Due 12/15/98......    2,864,544
                                                                        ------------
                   Total U.S. Government Agency (cost $13,346,594).....   14,349,146        8.32%
                                                                        ------------   -----------
               Total Securities (cost $164,768,936)....................  166,373,100       96.43%
                                                                        ------------   -----------
               REPURCHASE AGREEMENT
     4,459,231 Repurchase Agreement with Morgan Stanley, dated
                 12/29/95, 5.65%, proceeds at maturity $4,461,992, due
                 01/02/96 (Collateralized by US Treasury Note, 7.25%,
                 due 08/15/04, with a market value of $4,557,181) (cost
               $4,459,931).............................................    4,459,931        2.59%
                                                                        ------------   -----------
               Total Investments (cost $169,228,867)...................  170,833,081       99.02%
               Other Assets Less Liabilities...........................    1,693,072         .98%
                                                                        ------------   -----------
               Net Assets.............................................. $172,526,103      100.00%
                                                                        ------------   -----------
                                                                        ------------   -----------

      The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $169,228,867.
      The following amount is based on costs for federal income tax purposes:
               Gross unrealized appreciation........................... $  2,205,913
               Gross unrealized depreciation...........................     (601,749)
                                                                        ------------
               Net unrealized appreciation............................. $  1,604,164
                                                                        ------------
                                                                        ------------

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995


                                                                                       PERCENT OF
PRINCIPAL                                                                  VALUE       NET ASSETS
----------                                                              -----------    ----------
             BANK NOTES
$4,000,000   Republic New York Securities Corp 6.15%
               Due 2/12/96 (d)(g) (cost $4,000,636)..................   $ 4,000,647        4.65%
                                                                        -----------    ----------
             COMMERCIAL PAPER
 4,000,000   Lehman Brothers Holdings, Inc. 4.90%
               Due 04/25/96 (d)(g) (cost $4,000,636).................     4,000,636        4.65%
                                                                        -----------    ----------
             TIME DEPOSITS
   413,885   First National Bank of Boston, Nassau 4.81%
               Due 01/02/96 (d)(g)...................................       413,940
   657,365   First Union Bank, Nassau 5.8125%
               Due 01/02/96 (d)......................................       657,470
 1,000,000   Harris Bank and Trust, Nassau 5.8125%
               Due 01/19/96 (d)......................................     1,000,159
                                                                        -----------
                 Total Time Deposits (cost $2,071,580)...............     2,071,569        2.41%
                                                                        -----------    ----------
             SHORT-TERM OBLIGATIONS
   100,000   Federal National Mortgage Association 5.57%
               Due 01/03/96..........................................        99,938
   200,000   Federal National Mortgage Association 5.67%
               Due 01/09/96..........................................       199,685
 2,700,000   Federal National Mortgage Association 5.45%
               Due 01/12/96..........................................     2,694,686
   600,000   Federal National Mortgage Association 5.58%
               Due 01/25/96..........................................       597,582
   300,000   Federal National Mortgage Association 5.59%
               Due 01/29/96..........................................       298,602
   200,000   Federal National Mortgage Association 5.55%
               Due 02/16/96..........................................       198,520
 2,300,000   Federal Home Loan Mortgage Corp. 5.57%
               Due 01/05/96..........................................     2,297,865
   200,000   Federal Home Loan Mortgage Corp. 5.60%
               Due 01/08/96..........................................       199,720
   200,000   Federal Home Loan Mortgage Corp. 5.60%
               Due 01/16/96..........................................       199,471
   200,000   Federal Home Loan Mortgage Corp. 5.65%
               Due 01/16/96..........................................       199,466
   900,000   Federal Home Loan Mortgage Corp. 5.64%
               Due 01/16/96..........................................       897,603
 3,500,000   Federal Home Loan Mortgage Corp. 5.65%
               Due 01/16/96..........................................     3,490,662
   300,000   Federal Home Loan Mortgage Corp. 5.55%
               Due 01/16/96..........................................       299,214
 3,900,000   Federal Home Loan Mortgage Corp. 5.54%
               Due 02/20/96..........................................     3,868,791
   200,000   Federal Home Loan Mortgage Corp. 5.67%
               Due 01/22/96..........................................       199,276
 1,500,000   Federal Home Loan Mortgage Corp. 5.65%
               Due 01/22/96..........................................     1,494,585
   500,000   Federal Home Loan Mortgage Corp. 5.45%
               Due 01/22/96..........................................       498,259

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995


                                                                                       PERCENT OF
PRINCIPAL                                                                  VALUE       NET ASSETS
----------                                                              -----------    ----------
$  500,000   Federal Home Loan Mortgage Corp. 5.55%
               Due 01/24/96..........................................   $   498,073
 2,100,000   Federal Home Loan Mortgage Corp. 5.53%
               Due 02/26/96..........................................     2,081,290
                                                                        -----------
                 Total Short-term Obligations (cost $20,313,288).....    20,313,288       23.62%
                                                                        -----------    ----------
             U.S. GOVERNMENT SECURITIES
 5,000,000   U.S. Treasury Note 5.125%
               Due 3/31/96...........................................     4,998,430
 7,000,000   U.S. Treasury Note 7.75%
               Due 12/31/99 (a)......................................     7,599,375
 5,500,000   U.S. Treasury Note 8.875%
               Due 05/15/00..........................................     6,245,938
 6,000,000   U.S. Treasury Note 8.50%
               Due 11/15/00..........................................     6,796,865
 2,000,000   U.S. Treasury Note 5.625%
               Due 11/30/00(a).......................................     2,020,000
                                                                        -----------
                 Total U.S. Government Securities (cost
             $29,473,700)............................................    27,660,608       32.17%
                                                                        -----------    ----------
             U.S. GOVERNMENT AGENCY
 2,000,000   Student Loan Mortgage Association 6.52%
               Due 09/26/00..........................................     2,029,798
 5,000,000   Federal Home Loan Bank 7.39%
               Due 08/22/01..........................................     5,402,410
 3,000,000   Federal Home Loan Mortgage Corp 6.50%
               Due 02/15/21..........................................     3,036,837
 5,300,000   Federal Home Loan Mortgage Corp 7.00%
               Due 06/15/22..........................................     5,492,597
 1,627,397   Federal Home Loan Mortgage Corp 6.28%
               Due 08/25/23 (f)......................................     1,620,170
 2,000,000   Federal Home Loan Mortgage Corp 6.50%
               Due 02/15/24 (f)......................................     2,005,238
 2,000,000   Federal National Mortgage Assn 7.00%
               Due 01/25/03..........................................     2,059,658
 3,000,000   Federal National Mortgage Assn 6.44%
               Due 06/21/05..........................................     3,120,687
    12,481   Government National Mortgage Assn 7.50%
               Due 04/15/02..........................................        12,906
    39,284   Government National Mortgage Assn 7.50%
               Due 06/15/07..........................................        40,622
    14,393   Government National Mortgage Assn 7.50%
               Due 07/15/07..........................................        14,883
 3,802,084   Government National Mortgage Assn 7.50%
               Due 08/15/07..........................................     3,931,592
 1,672,796   Government National Mortgage Assn 7.50%
               Due 09/15/07..........................................     1,729,775
   240,134   Government National Mortgage Assn 6.50%
               Due 09/15/08..........................................       242,386
 1,344,200   Government National Mortgage Assn 6.50%
               Due 10/15/08..........................................     1,356,802
 2,100,134   Government National Mortgage Assn 6.50%
               Due 11/15/08..........................................     2,119,822

                       See notes to financial statements.

                     INTERMEDIATE GOVERNMENT BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
PRINCIPAL                                                                  VALUE       NET ASSETS
----------                                                              -----------    ----------
$  415,316   Government National Mortgage Assn 7.00%
               Due 11/15/08..........................................   $   419,210
 2,500,000   Tennesee Valley Authority 6.375%
               Due 06/15/05..........................................     2,577,655
                                                                        -----------
                 Total U.S. Government Agency (cost $34,332,651).....    37,213,048       43.27%
                                                                        -----------    ----------
             Total Securities (cost $94,192,491).....................    95,259,796      110.77%
                                                                        -----------    ----------
             REPURCHASE AGREEMENT
    82,780   Repurchase agreement with Morgan Stanley, dated
               12/29/95 5.65%, proceeds at maturity $82,831, due
               01/02/96 (Collateralized by US Treasury Note, 7.25%,
               Due 08/15/04, with a market value of $84,598) (cost
             $82,793)................................................        82,793        0.10%
                                                                        -----------    ----------
             Total Investments (cost $94,275,284)....................   $95,342,589      110.87%
             Liabilities Less Other Assets...........................    (9,350,975)     (10.87)%
                                                                        -----------    ----------
             Net Assets..............................................   $85,991,614      100.00%
                                                                        -----------    ----------
                                                                        -----------    ----------

      The aggregate cost of securities for federal income tax purposes at December 31, 1995 is
       $94,275,284.
      The following amount is based on costs for federal income tax purposes:
             Aggregate gross unrealized appreciation.................   $ 1,222,622
             Aggregate gross unrealized depreciation.................      (155,317)
                                                                        -----------
             Net unrealized appreciation.............................   $ 1,067,305
                                                                        -----------
                                                                        -----------

------------

 (a)  All or part of this security is on loan.
 (d)  Collateral for securities on loan.
 (f)  This interest rate is reset on a monthly basis. The rate shown was in effect as of
      December 31, 1995.
 (g)  This interest rate is reset on a daily basis. The rate shown was in effect as of
      December 31, 1995.

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                          ------------    -------------
              BANK NOTES
$ 4,000,000   Republic New York Securities Corp, 6.15%
                Due 02/12/96 (d)(g) (cost $4,000,638).............   $  4,000,649          1.19%
                                                                     ------------    -------------
              TIME DEPOSITS
  9,853,197   First National Bank of Boston, Nassau, 4.81%
                Due 01/02/96 (d)(g)...............................      9,854,757
  1,665,653   First Union Bank, Nassau, 5.8125%
                Due 01/02/96 (d)..................................      1,665,919
 10,000,000   Fleet Bank, Rhode Island, Cayman, 5.8125%
                Due 01/31/96 (d)..................................     10,001,595
                                                                     ------------
                  Total Time Deposits (cost $21,522,282)..........     21,522,271          6.40%
                                                                     ------------    -------------
              COMMERCIAL PAPER
  4,000,000   American Express Credit Corp 5.45% Due 03/26/96.....      3,947,317
  1,200,000   Associates Corp of North America 5.68%
                Due 01/10/96......................................      1,197,917
  1,700,000   Associates Corp of North America 5.71%
                Due 01/22/96......................................      1,693,799
  3,500,000   Avco Financial Services Canada 5.76% Due 01/05/96...      3,496,640
  2,000,000   Avco Financial Services Canada 5.60% Due 03/06/96...      1,979,156
  2,600,000   Avco Financial Services Canada 5.80% Due 01/12/96...      2,594,554
  3,000,000   Bank of New York 5.73% Due 01/19/96.................      2,990,450
    600,000   Bell South Telecom Inc 5.75% Due 01/09/96...........        599,042
  1,900,000   Chevron UK Inc 5.60% Due 03/25/96...................      1,874,582
    950,000   Colonial Pipeline Co 5.67% Due 02/16/96.............        942,818
    300,000   Colonial Pipeline Co 5.62% Due 02/28/96.............        297,190
  1,100,000   Commercial Credit Company 5.72% Due 01/17/96........      1,096,854
  1,100,000   Consolidation Coal Co 5.70% Due 01/12/96............      1,097,736
  1,300,000   Consolidation Coal Co 5.76% Due 01/04/96............      1,298,960
  1,800,000   Copley Financing Corp 5.78% Due 01/02/96............      1,799,133
  5,800,000   Dupont EI De Nemours & Co 5.67% Due 01/26/96........      5,775,336
  2,300,000   Enterprise Funding Corp 5.73% Due 01/26/96..........      2,290,116
  2,000,000   Ford Motor Credit Corp 5.75% Due 01/18/96...........      1,993,930
    600,000   Ford Motor Credit Corp 5.77% Due 01/05/96...........        599,423
  3,500,000   General Electric Capital Corp 5.63% Due 02/14/96....      3,474,821
  1,050,000   General Motors 5.83% Due 01/26/96...................      1,045,409
  2,200,000   Goldman Sachs Group 5.75% Due 01/10/96..............      2,196,134
  1,200,000   Goldman Sachs Group 5.58% Due 01/19/96..............      1,196,280
  1,200,000   JHM Funding Inc 5.75% Due 01/12/96..................      1,197,508
  3,300,000   Merrill Lynch and Co Inc 5.73% Due 01/31/96.........      3,283,192
  1,200,000   Cooperative Finance Corp 5.63% Due 02/27/96.........      1,188,928
  2,100,000   Cooperative Finance Corp 5.50% Due 02/27/96.........      2,081,071
  1,000,000   Norwest Corp 5.72% Due 01/26/96.....................        995,710
  2,000,000   PHH Corp 5.68% Due 01/19/96.........................      1,993,689
    400,000   PHH Corp 5.75% Due 01/23/96.........................        398,467
    100,000   Prudential Funding Corp 5.78% Due 01/12/96..........         99,791
    300,000   Prudential Funding Corp 5.82% Due 01/02/96..........        299,855
  1,000,000   Royal Bank of Canada 5.70% Due 01/29/96.............        995,249

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                             -----        -------------
$ 1,000,000   Seagram Joseph and Sons Inc 5.70% Due 01/18/96......   $    996,991
    300,000   Sears Roebuck Acceptance Corp 5.70% Due 01/16/96....        299,193
    900,000   Sears Roebuck Acceptance Corp 5.70% Due 02/02/96....        895,155
  1,000,000   Transamerica Commercial Finance--Canada 5.77% Due
              01/04/96............................................        999,199
  5,000,000   Xerox Credit Corp 5.67% Due 01/19/96................      4,984,250
  1,000,000   Xerox Credit Corp 5.65% Due 02/26/96................        990,898
                                                                     ------------
                  Total Commercial Paper
                    (cost $67,176,743)............................     67,176,743         19.96%
                                                                     ------------    -------------
              SHORT TERM FLOATING RATE CORPORATE NOTE
    142,000   Midwest Funding Corp, 5.83%, Due 07/01/22...........        142,660
  1,000,000   Olympic, 5.825%, Due 12/15/96.......................      1,003,830
                                                                     ------------
                  Total Short Term Floating Rate Corporate Note
                    (cost $1,146,490).............................      1,146,490          0.34%
                                                                     ------------    -------------
              CORPORATE BONDS AND NOTES
              AEROSPACE PRODUCTS
  4,000,000   BF Goodrich 8.65% Due 04/15/25......................      4,815,796
  5,000,000   Boeing Company 8.625% Due 11/15/31..................      6,404,210
                                                                     ------------
                  Total Aerospace Products........................     11,220,006          3.33%
                                                                     ------------    -------------
              BANKING
  4,000,000   Bank Of New York 6.50% Due 12/01/03.................      4,074,108
  5,000,000   Chase Manhattan Co 8.00% Due 05/01/05...............      5,241,120
  5,000,000   Chase Manhattan Co 1995-1 6.00% Due 05/15/00 (f)....      4,997,995
  5,000,000   International Bank Recon & Dev, 8.875%
                Due 03/01/26......................................      6,593,765
  6,000,000   Swiss Bank Corp--NY 7.50% Due 07/15/25..............      6,515,088
                                                                     ------------
                  Total Banking...................................     27,422,076          8.15%
                                                                     ------------    -------------
              BEVERAGES
  5,000,000   Seagrams (Joseph E.) & Sons 9.65% Due 08/15/18......      6,742,045          2.00%
                                                                     ------------    -------------
              CIGARETTES
  5,000,000   American Brands 9.125% Due 03/01/16.................      5,245,220
  5,000,000   RJR Nabisco Inc. 8.75% Due 04/15/04.................      5,131,805
                                                                     ------------
                  Total Cigarettes................................     10,377,025          3.08%
                                                                     ------------    -------------
              CONSUMER GOODS & SERVICES
  5,200,000   Proctor & Gamble 9.36% Due 01/01/21.................      6,815,744          2.03%
                                                                     ------------    -------------
              ELECTRICAL EQUIPMENT
  5,000,000   Legrand 8.50% Due 02/15/25..........................      5,998,615          1.78%
                                                                     ------------    -------------
              FINANCE
  5,000,000   Advanta Credit Card 6.12% Due 02/10/01 (f)..........      5,019,695
  7,040,000   Discover Card Master Trust 1994--2A, 6.05%
                Due 10/16/04 (e)..................................      7,087,654
  6,000,000   Dow Capital BV 9.20% Due 06/01/10...................      7,318,182
  5,000,000   General Electric Capital Corp 8.50% Due 07/24/08....      5,978,205
  6,000,000   Nationsbank Card Master Trust 6.45%
                Due 04/15/03 (a)..................................      6,184,554

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                          ------------    -------------
$ 5,000,000   Paccar Financial Corp 5.52% Due 09/03/96............   $  4,999,645
  3,000,000   Standard Credit Card Master Trust 95-11, 6.00%
                Due 11/15/00 (e)..................................      2,995,347
                                                                     ------------
                  Total Finance...................................     39,583,282         11.76%
                                                                     ------------    -------------
              FOREIGN GOVERNMENT
  5,000,000   Province of Quebec 7.50% Due 7/15/23................      5,266,045          1.57%
                                                                     ------------    -------------
              HOTELS
  5,000,000   Marriott International Inc 7.875% Due 4/15/05.......      5,428,865          1.61%
                                                                     ------------    -------------
              INSURANCE
  5,000,000   Prudential Insurance 8.10% Due 7/15/15..............      5,348,445          1.59%
                                                                     ------------    -------------
              MEDICAL & OTHER HEALTH SERVICE
  5,000,000   Columbia Healthcare 7.50% Due 12/15/23..............      5,389,690          1.60%
                                                                     ------------    -------------
              MOTOR VEHICLES & EQUIPMENT
  5,000,000   Ford Holdings 9.375% Due 03/01/20...................      6,392,125
  5,000,000   General Motors Acceptance Corp 8.40% Due 10/15/99...      5,352,775
  5,000,000   General Motors Acceptance Corp 8.80% Due 03/01/21...      6,267,795
                                                                     ------------
                  Total Motor Vehicles & Equipment................     18,012,695          5.35%
                                                                     ------------    -------------
              OIL & GAS
  5,000,000   Atlantic Richfield 9.00% Due 05/01/31 (a)...........      6,522,885
  5,000,000   Occidental Petroleum 10.125% Due 09/15/09...........      6,490,545
  4,000,000   Texaco Capital 9.75 Due 03/15/20....................      5,464,416
                                                                     ------------
                  Total Oil & Gas.................................     18,477,846          5.49%
                                                                     ------------    -------------
              PAPER & FOREST PRODUCTS
  7,500,000   Westvaco 10.125% Due 06/01/19.......................      8,842,485          2.63%
                                                                     ------------    -------------
              UTILITIES--ELECTRIC
  3,000,000   Commonwealth Edison 7.00% Due 07/01/05..............      3,111,426
 10,000,000   Commonwealth Edison 8.125% Due 01/15/07.............     10,316,470
  5,000,000   Hydro-Quebec 8.50% Due 12/01/29.....................      5,864,445
  5,000,000   Texas Utilities Electric 7.875% Due 04/01/24........      5,378,405
                                                                     ------------
                  Total Utilities--Electric.......................     24,670,746          7.33%
                                                                     ------------    -------------
                  Total Corporate Bonds and Notes
                    (cost $184,336,220)...........................    199,595,610         59.30%
                                                                     ------------    -------------
              U.S. GOVERNMENT SECURITIES
  5,000,000   U.S. Treasury Note 5.625% Due 11/30/00 (a)..........      5,050,000
 10,000,000   U.S. Treasury Note 7.75% Due 12/31/99 (a)...........     10,856,250
                                                                     ------------
                  Total U.S. Government Securities
                    (cost $15,687,254)............................     15,906,250          4.73%
                                                                     ------------    -------------
              U.S. GOVERNMENT AGENCY
  4,446,610   Federal Home Loan Mortgage Corp, 6.50%
                Due 09/15/07 (f)..................................      4,474,401
  5,000,000   Federal Home Loan Mortgage Corp, 6.00%,
                Due 12/15/19......................................      4,948,045

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                          ------------    -------------
$ 4,882,190   Federal Home Loan Mortgage Corp, 6.28%
                Due 08/25/23 (f)..................................   $  4,860,509
  6,345,486   Federal Home Loan Mortgage Corp, 6.50%
                Due 02/15/24 (f)..................................      6,362,105
  2,167,448   Federal National Mortgage Association, Strip P/O Due
              12/25/18............................................      2,137,189
  2,773,885   Federal National Mortgage Association, Strip P/O
                Due 08/25/23......................................      2,661,014
  2,697,297   Federal National Mortgage Association, 7.00%,
                Due 12/01/25......................................      2,718,364
    986,958   Federal National Mortgage Association, 7.00%,
                Due 10/01/25......................................        994,668
  1,945,480   Federal National Mortgage Association, 7.00%,
                Due 08/01/25......................................      1,960,678
    201,418   Federal National Mortgage Association, 7.00%,
                Due 09/01/25......................................        202,992
  3,968,852   Federal National Mortgage Association, 7.00%,
                Due 11/01/25......................................      3,999,857
     17,187   Government National Mortgage Association, 8.00%, Due
              01/01/24............................................         17,897
     23,569   Government National Mortgage Association, 8.00%, Due
              03/01/24............................................         24,541
    445,051   Government National Mortgage Association, 8.00%, Due
              04/01/24............................................        463,409
  1,517,910   Government National Mortgage Association, 8.00%, Due
              06/01/24............................................      1,580,523
    398,824   Government National Mortgage Association, 8.00%, Due
              07/01/24............................................        415,276
    579,120   Government National Mortgage Association, 8.00%, Due
              08/01/24............................................        603,009
    557,429   Government National Mortgage Association, 8.00%, Due
              09/01/24............................................        580,423
    399,700   Government National Mortgage Association, 8.00%, Due
              10/01/24............................................        416,188
    403,353   Government National Mortgage Association, 8.00%, Due
              02/01/25............................................        419,991
    557,857   Government National Mortgage Association, 8.00%, Due
              09/01/25............................................        580,869
  3,000,000   Student Loan Mortgage Association 6.52%
                Due 09/26/00......................................      3,044,697
  5,000,000   Student Loan Mortgage Association 4.40%
                Due 05/25/04 (a)(f)...............................      5,001,560
                                                                     ------------
                  Total U.S. Government Agency
                    (cost $47,935,707)............................     48,468,205         14.40%
                                                                     ------------    -------------
                  Total Securities (cost $341,805,334)............    357,816,218        106.32%
                                                                     ------------    -------------

                       See notes to financial statements.

                    GOVERNMENT/CORPORATE BOND FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                          ------------    -------------
              REPURCHASE AGREEMENT
$    86,902   Repurchase Agreement with Morgan Stanley, dated
                12/29/95 5.65%, proceeds at maturity $86,956, due
                01/02/96 (Collateralized by US Treasury Note,
                7.25%, due 08/15/04, with a market value of
              $88,811) (cost $86,916).............................   $     86,916          0.03%
                                                                     ------------    -------------
              Total Investments (cost $341,892,250)...............   $357,903,134        106.35%
              Liabilities Less Other Assets.......................    (21,363,724)        (6.35)%
                                                                     ------------    -------------
              Net Assets..........................................   $336,539,410        100.00%
                                                                     ------------    -------------
                                                                     ------------    -------------
      The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $341,892,250.
      The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation.......................   $ 16,047,094
              Gross unrealized depreciation.......................        (36,210)
                                                                     ------------
              Net unrealized appreciation.........................   $ 16,010,884
                                                                     ------------
                                                                     ------------

------------
 (a)  All or part of this security is on loan.
 (d)  Collateral for securities on loan.
 (e)  Zero coupon bond.
 (f) This interest rate is reset on a monthly basis. The rate shown was in effect as of December 31, 1995.
 (g) This interest rate is reset on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            BALANCED FUND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                             VALUE          NET ASSETS
------------                                                     ----------------    -----------
              BANK NOTES
$ 10,000,000  Republic New York Securities Corp, 6.15%
                Due 2/12/96 (d)(g) (cost $10,001,591)..........  $     10,001,619          5.99%
                                                                 ----------------    -----------
              TIME DEPOSITS
   7,422,703  First National Bank of Boston, Nassau, 4.81%
                Due 01/02/96 (d)(g)............................         7,423,856
   2,954,047  First Union Bank, Nassau, 5.8125%
                Due 01/02/96 (d)...............................         2,954,517
     381,100  Fleet Bank, Massachusetts, Nassau, 5.84375%
                Due 01/05/96 (d)...............................           381,160
  10,500,000  Fleet Bank, Rhode Island, Cayman, 5.8125%
                Due 01/31/96 (d)...............................        10,501,670
   4,000,000  Harris Bank and Trust, Nassau, 5.8125%
                Due 01/19/96 (d)...............................         4,000,636
                                                                 ----------------
                   Total Time Deposits (cost $25,261,867)......        25,261,839         15.12%
                                                                 ----------------    -----------
              COMMERCIAL PAPER
   2,000,000  Dupont EI De Nemours, 5.69% Due 01/16/96.........         1,994,626
   1,500,000  Ford Motor Credit, 5.52% Due 03/01/96............         1,485,740
  10,000,000  Lehman Brothers Holdings, Inc., 4.90%
                Due 04/25/96 (d)(g)............................        10,001,591
                                                                 ----------------
                   Total Commercial Paper
                     (cost $13,481,957)........................        13,481,957          8.07%
                                                                 ----------------    -----------
              U.S. GOVERNMENT SECURITIES
   6,950,000  U.S. Treasury Note 6.875% Due 03/31/97 (a).......         7,089,000
   7,900,000  U.S. Treasury Note 6.375% Due 07/15/99...........         8,164,144
   5,600,000  U.S. Treasury Note 8.50% Due 02/15/00............         6,244,000
   4,525,000  U.S. Treasury Note 7.50% Due 11/15/01............         4,987,392
   9,850,000  U.S. Treasury Note 5.75% Due 08/15/03 (a)........         9,970,032
  16,550,000  U.S. Treasury Note 7.875% Due 11/15/04 (a).......        19,166,969
   6,200,000  U.S. Treasury Note 6.50% Due 05/15/05 (a)........         6,606,875
                                                                 ----------------
                   Total U.S. Government Securities
                     (cost $58,765,441)........................        62,228,412         37.26%
                                                                 ----------------    -----------
   SHARES     COMMON STOCK
------------  ------------
              AIRCRAFT & PARTS
      20,100  McDonnell Douglas................................         1,849,200          1.11%
                                                                 ----------------    -----------
              BROADCASTING
      22,900  Capital Cities/ABC Inc...........................         2,825,288          1.69%
                                                                 ----------------    -----------
              BUSINESS MACHINES
      30,100  International Business Machines..................         2,761,675
      43,300  Silicon Graphics (c).............................         1,190,750
      34,600  Texas Instruments................................         1,790,550
                                                                 ----------------
                   Total Business Machines.....................         5,742,975          3.44%
                                                                 ----------------    -----------
              CHEMICALS & ALLIED PRODUCTS
      22,750  Hoechst AG ADR...................................         3,091,554          1.85%
                                                                 ----------------    -----------

                       See notes to financial statements.

                            BALANCED FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
   SHARES                                                              VALUE          NET ASSETS
------------                                                     ----------------    -----------
              COMMERCIAL BANKING
      39,200  Bankamerica Corp.................................  $      2,538,200
      37,700  Citicorp.........................................         2,535,325
      39,300  Key Corp (new) (a)...............................         1,424,625
                                                                 ----------------
                   Total Commercial Banking....................         6,498,150          3.89%
                                                                 ----------------    -----------
              COMMUNICATIONS
      27,500  I T T Corp. (new) (c)............................         1,457,500
      23,350  Motorola Inc. ...................................         1,330,950
      38,000  Tele Danmark ADR.................................         1,049,750
                                                                 ----------------
                   Total Communications........................         3,838,200          2.30%
                                                                 ----------------    -----------
              DRUGS
      19,550  American Home Products Corp. ....................         1,896,350
      71,100  Ciba-Geigy Corp ADR (a)..........................         3,135,894
                                                                 ----------------
                   Total Drugs.................................         5,032,244          3.01%
                                                                 ----------------    -----------
              FOOD AND BEVERAGE
      29,350  Pepsico Inc. ....................................         1,639,931
      35,800  Philip Morris Companies Inc .....................         3,239,900
      91,300  Sara Lee Corp....................................         2,910,188
                                                                 ----------------
                   Total Food and Beverage.....................         7,790,019          4.67%
                                                                 ----------------    -----------
              HOTELS
      39,700  Carnival Corp. Cl A (a)..........................           967,688
      36,600  Circus Circus Enterprises (c)....................         1,020,225
                                                                 ----------------
                   Total Hotels................................         1,987,913          1.19%
                                                                 ----------------    -----------
              INDUSTRIAL CHEMICALS
      23,150  Dow Chemical Company.............................         1,629,181
      38,150  E. I. Dupont de Nemours & Co. ...................         2,665,731
                                                                 ----------------
                   Total Industrial Chemicals..................         4,294,912          2.57%
                                                                 ----------------    -----------
              INDUSTRIAL MACHINERY
      43,350  Deere & Co. .....................................         1,528,088          0.91%
                                                                 ----------------    -----------
              INSURANCE
      66,350  Allstate Corp. ..................................         2,728,644
      26,800  Transamerica Corp................................         1,953,050
      48,500  Travelers Inc. ..................................         3,049,438
                                                                 ----------------
                   Total Insurance.............................         7,731,132          4.63%
                                                                 ----------------    -----------
              MANUFACTURING
      23,600  American Standard Companies (c)..................           660,800
      94,500  Philips Electronics N.V. ADR.....................         3,390,188
                                                                 ----------------
                   Total Manufacturing.........................         4,050,988          2.43%
                                                                 ----------------    -----------
              MEDICAL & OTHER HEALTH SERVICES
      63,600  Abbott Laboratories..............................         2,655,300
      49,300  Tenet Healthcare Corporation.....................         1,022,975
                                                                 ----------------
                   Total Medical & Other Health Service........         3,678,275          2.20%
                                                                 ----------------    -----------

                       See notes to financial statements.

                            BALANCED FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
   SHARES                                                              VALUE          NET ASSETS
------------                                                     ----------------    -----------
              MISCELLANEOUS
      98,300  Canadian Pacific (a).............................  $      1,781,688
      24,700  ITT Industries Inc...............................           592,800
      24,700  Unilever ADR (a).................................         3,476,525
                                                                 ----------------
                   Total Miscellaneous.........................         5,851,013          3.50%
                                                                 ----------------    -----------
              OIL & GAS
      29,850  Amoco Corp. .....................................         2,145,468
      21,950  Atlantic Richfield Co. ..........................         2,430,962
      19,850  Mobil Corp. .....................................         2,223,200
                                                                 ----------------
                   Total Oil & Gas.............................         6,799,630          4.07%
                                                                 ----------------    -----------
              PAPER & FOREST PRODUCTS
      76,400  International Paper Co. .........................         2,893,650
      51,800  Weyerhaeuser Company.............................         2,240,350
                                                                 ----------------
                   Total Paper & Forest Products...............         5,134,000          3.07%
                                                                 ----------------    -----------
              PERSONAL COMPUTERS
      34,300  Compaq Computers (c).............................         1,646,400          0.99%
                                                                 ----------------    -----------
              PRINTING & PUBLISHING
      46,450  Dun & Bradstreet Corp. ..........................         3,007,637
     160,100  The News Corporation ADR (a).....................         3,081,925
      74,600  Time Warner Inc. ................................         2,825,475
                                                                 ----------------
                   Total Printing & Publishing.................         8,915,037          5.34%
                                                                 ----------------    -----------
              RAILROAD
      31,450  Burlington Northern Santa Fe (a).................         2,453,100
      33,950  Union Pacific Corp (a)...........................         2,240,700
                                                                 ----------------
                   Total Railroad..............................         4,693,800          2.81%
                                                                 ----------------    -----------
              RETAIL SALES
      15,600  Circuit City Stores Inc. ........................           430,950
      61,100  Federated Department Stores (a)(c)...............         1,680,250
                                                                 ----------------
                   Total Retail Sales..........................         2,111,200          1.26%
                                                                 ----------------    -----------
              TOYS
      28,268  Mattel...........................................           869,240          0.52%
                                                                 ----------------    -----------
              WASTE MANAGEMENT
      89,300  WMX Technologies.................................         2,667,837          1.60%
                                                                 ----------------    -----------
                   Total Common Stock (cost $87,770,805).......        98,627,095         59.05%
                                                                 ----------------    -----------
              PREFERRED STOCK
              -------------------------------------------------
              CIGARETTES
     451,400  RJR Nabisco Holdings CV, 9.25%, Series C
                (cost $2,876,812)..............................         2,877,675          1.72%
                                                                 ----------------    -----------
                   Total Securities (cost $198,158,473)........       212,478,597        127.21%
                                                                 ----------------    -----------

                       See notes to financial statements.

                            BALANCED FUND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                             VALUE          NET ASSETS
------------                                                     ----------------    -----------
              REPURCHASE AGREEMENT
$  5,701,274  Repurchase Agreement with Morgan Stanley dated
                12/29/95 5.65%, proceeds at maturity
                $5,704,853, due 01/02/96 (Collateralized by
                US Treasury Note, 7.25%, due 08/15/04 with a
                market value of $5,826,506)
                (cost $5,702,169)..............................  $      5,702,169          3.41%
                                                                 ----------------    -----------
              Total Investments (cost $203,860,642)............  $    218,180,766        130.62%
              Liabilities Less Other Assets....................       (51,147,811)       (30.62)%
                                                                 ----------------    -----------
              Net Assets.......................................  $    167,032,955        100.00%
                                                                 ----------------    -----------
                                                                 ----------------    -----------

     The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $203,942,187. The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation....................  $     15,170,091
              Gross unrealized depreciation....................          (931,512)
                                                                 ----------------
              Net unrealized appreciation......................  $     14,238,579
                                                                 ----------------
                                                                 ----------------

---------------
(a)  All or part of this security is on loan.
(c)  Non-income producing security.
(d)  Collateral for securities on loan.
(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
------------                                                           ------------    ----------
               TIME DEPOSITS
$ 29,950,949   First National Bank of Boston, Nassau, 4.81%
                 Due 01/02/96 (d)(g)................................   $ 29,955,665
   2,668,951   First Union Bank, Nassau, 5.8125%,
                 Due 01/02/96 (d)...................................      2,669,371
   3,270,100   Fleet Bank, Massachusetts, Nassau, 5.84375%,
                 Due 01/05/96 (d)...................................      3,270,615
                                                                       ------------
                   Total Time Deposits (cost $35,895,651)...........     35,895,651         4.70%
                                                                       ------------    ----------
               COMMERCIAL PAPER
   1,000,000   Avco Financial Services Canada, 5.76%, Due 01/05/96..        999,040
   2,000,000   Avco Financial Services Canada, 5.83%, Due 01/19/96..      1,993,522
   1,600,000   Bank One Corp, 5.72%, Due 01/12/96...................      1,596,695
   6,000,000   Bank of New York, 5.73%, Due 01/19/96................      5,980,900
     100,000   Bank of New York, 5.85%, Due 01/19/96................         99,675
   2,000,000   Barclay's Bank PLC, 5.75%, Due 01/17/96..............      2,012,778
   1,500,000   Barclay's Bank PLC, 5.77%, Due 01/12/96..............      1,496,875
   1,200,000   British Columbia (Province), 5.72%, Due 01/12/96.....      1,197,522
   2,400,000   British Columbia (Province), 5.67%, Due 02/01/96.....      2,387,526
   3,000,000   Canadian Imperial Bank, 5.60%, Due 02/20/96..........      2,975,733
     800,000   Chevron UK Inc, 5.60%, Due 03/25/96..................        789,298
   2,600,000   Chevron Corp, 5.75%, Due 01/12/96....................      2,594,601
   1,750,000   Colonial Pipeline Co, 5.62%, Due 02/28/96............      1,733,608
   5,200,000   Commercial Credit Company, 5.72%, Due 01/17/96.......      5,185,128
   1,000,000   Consolidation Coal Co, 5.70%, Due 01/12/96...........        997,941
   7,300,000   Copley Financing Corporation, 5.82%, Due 01/19/96....      7,276,397
     700,000   Copley Financing Corporation, 5.75%, Due 01/24/96....        697,205
   1,482,000   Copley Financing Corporation, 5.78%, Due 01/02/96....      1,481,286
   2,300,000   Dupont EI De Nemours & Co, 5.67%, Due 01/26/96.......      2,290,219
   2,700,000   Enterprise Funding Corp, 5.78%, Due 01/12/96.........      2,694,365
   1,000,000   Enterprise Funding Corp, 5.73%, Due 01/26/96.........        995,702
   2,000,000   Ford Motor Credit Corp, 5.75%, Due 01/18/96..........      1,993,931
     600,000   Ford Motor Credit Corp, 5.75%, Due 01/18/96..........        598,179
   1,600,000   Ford Motor Credit Corp, 5.92%, Due 01/02/96..........      1,599,210
   1,300,000   Ford Motor Credit Corp, 5.77%, Due 01/05/96..........      1,298,750
     200,000   General Motors Corp, 5.83%, Due 01/26/96.............        199,125
   1,200,000   Goldman Sachs Group, 5.75%, Due 01/10/96.............      1,197,891
   2,500,000   Goldman Sachs Group, 5.68%, Due 01/12/96.............      2,494,871
   1,000,000   Household Finance Corp--Canada, 5.77%,
                 Due 01/26/96.......................................        995,672
   1,000,000   Household Finance Corp--Canada, 5.75%,
                 Due 01/03/96.......................................        999,361
   1,000,000   JHM Funding Inc, 5.75%, Due 01/11/96.................        998,083
   1,400,000   JHM Funding Inc, 5.75%, Due 01/12/96.................      1,397,093
   2,000,000   JHM Funding Inc, 5.73%, Due 01/23/96.................      1,992,360
   5,000,000   Lehman Brothers Holdings, Inc, 4.90%,
                 Due 04/25/96 (d)(g)................................      5,000,787
   1,000,000   Merrill Lynch and Co Inc, 5.73%, Due 01/31/96........        994,907

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
------------                                                           ------------    ----------
               COMMERCIAL PAPER--(CONTINUED)
$  4,200,000   JP Morgan & Co, 5.77%, Due 01/08/96..................   $  4,193,942
   2,600,000   PHH Corp, 5.68%, Due 01/19/96........................      2,591,795
     720,000   Paccar Financial Group, 5.63%, Due 02/27/96..........        713,357
     800,000   Prudential Funding Corp, 5.78%, Due 01/12/96.........        798,330
   1,900,000   Prudential Funding Corp, 5.82%, Due 01/02/96.........      1,899,079
   2,700,000   Prudential Insurance Corp, 5.75%, Due 01/16/96.......      2,692,669
   5,000,000   Royal Bank of Canada, 5.70%, Due 01/29/96............      4,976,250
   1,600,000   Sears Roebuck Acceptance Corp, 5.70%, Due 02/02/96...      1,591,387
   5,300,000   Toronto Dominion Bank, 5.68%, Due 01/08/96...........      5,292,474
     995,000   Toronto Dominion Bank, 5.68%, Due 01/08/96...........        993,587
   3,900,000   Transamerica Corp, 5.75%, Due 01/12/96...............      3,891,902
   3,500,000   Transamerica Finance Group Inc, 5.71%, Due 01/25/96..      3,485,567
   5,000,000   Xerox Corp, 5.67%, Due 01/19/96......................      4,984,251
                                                                       ------------
                   Total Commercial Paper (cost $107,340,826).......    107,340,826        14.04%
                                                                       ------------    ----------
               BANKERS ACCEPTANCES
   2,000,000   Republic National Bank New York, 5.53%
                 Due 02/01/96 (cost $1,989,861).....................      1,989,861         0.26%
                                                                       ------------    ----------
               CONVERTIBLE BOND
               ----------------
               COMMUNICATIONS EQUIPMENT
   2,000,000   Motorola Inc., Lyon, Zero Coupon, Due 09/07/09 (e)
               (cost $1,710,000)....................................      2,100,000         0.27%
                                                                       ------------    ----------

   SHARES      COMMON STOCK
------------   ------------
               AIRCRAFT & PARTS
     185,000   General Electric.....................................     13,320,000
     120,000   Northrop Grumman Corp................................      7,680,000
     100,000   Textron Inc..........................................      6,750,000
      90,000   United Technologies..................................      8,538,750
                                                                       ------------
                   Total Aircraft & Parts...........................     36,288,750         4.75%
                                                                       ------------    ----------
               AUTOMOBILE MAKER
      85,000   Chrysler Corp........................................      4,706,875         0.62%
                                                                       ------------    ----------
               CHEMICALS & ALLIED PRODUCTS
      70,000   Monsanto Company.....................................      8,575,000
      30,000   Olin Corp............................................      2,227,500
                                                                       ------------
                   Total Chemicals & Allied Products................     10,802,500         1.41%
                                                                       ------------    ----------
               CIGARETTES
     110,000   American Brands Inc..................................      4,908,750         0.64%
                                                                       ------------    ----------
               COMMERCIAL BANKING
     120,000   Banc One Corp........................................      4,530,000
     100,000   BankAmerica Corp.....................................      6,475,000
     140,000   Bank of New York (a).................................      6,825,000
      70,000   Chase Manhattan Corp.................................      4,243,750
      70,000   Chemical Banking Corp................................      4,112,500
      55,000   First Interstate Bancorp.............................      7,507,500

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
   SHARES                                                                 VALUE        NET ASSETS
------------                                                           ------------    ----------
               COMMERCIAL BANKING--(CONTINUED)
      80,000   First Union Corp.....................................      4,450,000
      50,000   NationsBank Corporation..............................   $  3,481,250
                                                                       ------------
                   Total Commercial Banking.........................     41,625,000         5.45%
                                                                       ------------    ----------
               COMMUNICATIONS EQUIPMENT
     170,000   GTE Corp.............................................      7,480,000         0.98%
                                                                       ------------    ----------
               CONSTRUCTION
      80,000   Halliburton Company..................................      4,050,000         0.53%
                                                                       ------------    ----------
               COSMETICS
      84,000   Avon Products Inc....................................      6,331,500         0.83%
                                                                       ------------    ----------
               DRUGS
      90,000   American Home Products...............................      8,730,000
      80,000   Bristol-Myers Squibb Company.........................      6,870,000
     140,000   Grace W.R. & Company.................................      8,277,500
     150,000   Merck & Company Inc..................................      9,862,500
     150,000   Pfizer Inc...........................................      9,450,000
     180,000   Schering-Plough Corp.................................      9,855,000
     140,000   Smithkline Beecham ADR (a)...........................      7,770,000
     150,000   Pharmacia & Upjohn Inc...............................      5,812,500
      80,000   Warner Lambert Company...............................      7,770,000
                                                                       ------------
                   Total Drugs......................................     74,397,500         9.73%
                                                                       ------------    ----------
               ELECTRICAL EQUIPMENT
      60,000   AMP Inc..............................................      2,302,500
     110,000   Emerson Electric.....................................      8,992,500
     150,000   General Signal.......................................      4,856,250
      20,000   Hubbell Inc Cl B.....................................      1,315,000
     100,000   Thomas & Betts Corp. (a).............................      7,375,000
                                                                       ------------
                   Total Electrical Equipment.......................     24,841,250         3.25%
                                                                       ------------    ----------
               FINANCE
     100,000   GATX Corporation.....................................      4,862,500         0.64%
                                                                       ------------    ----------
               FINANCIAL SERVICES
     160,000   American Express Company.............................      6,620,000         0.87%
                                                                       ------------    ----------
               FOOD AND BEVERAGE
     120,000   Philip Morris Companies Inc..........................     10,860,000
      15,000   General Mills Co.....................................        866,250
                                                                       ------------
                   Total Food and Beverage..........................     11,726,250         1.53%
                                                                       ------------    ----------
               INDUSTRIAL CHEMICALS
      30,000   Dow Chemical Company.................................      2,111,250
     100,000   DuPont E.I. de Nemours & Co..........................      6,987,500
     100,000   Witco Corporation....................................      2,925,000
                                                                       ------------
                   Total Industrial Chemicals.......................     12,023,750         1.57%
                                                                       ------------    ----------
               INDUSTRIAL MACHINERY
     140,000   Carpenter Technology.................................      5,757,500

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
   SHARES                                                                 VALUE        NET ASSETS
------------                                                           ------------    ----------
               INDUSTRIAL MACHINERY--(CONTINUED)
     225,000   Deere & Co...........................................      7,931,250
     160,000   Goulds Pumps.........................................   $  4,000,000
     110,000   Harsco Corp..........................................      6,393,750
                                                                       ------------
                   Total Industrial Machinery.......................     24,082,500         3.15%
                                                                       ------------    ----------
               INSURANCE
     130,000   Aetna Life & Casualty................................      9,002,500
     110,000   Allstate Corp........................................      4,523,750
      90,000   CIGNA Corp...........................................      9,292,500
     150,000   Lincoln National Corp................................      8,062,500
                                                                       ------------
                   Total Insurance..................................     30,881,250         4.04%
                                                                       ------------    ----------
               MACHINERY AND INDUSTRIAL EQUIPMENT
     120,000   Cooper Industries Inc................................      4,410,000         0.58%
                                                                       ------------    ----------
               MEDICAL & OTHER HEALTH SERVICE
     160,000   Baxter International, Inc............................      6,700,000
     130,000   U.S. Healthcare Inc. ................................      6,045,000
                   Total Medical & Other Health Service.............     12,745,000         1.67%
                                                                       ------------    ----------
               METAL MINING
     180,000   Freeport McMoran Copper&Gold (a).....................      5,040,000         0.66%
                                                                       ------------    ----------
               MOTOR VEHICLES & EQUIPMENT
     270,000   Dana Corp............................................      7,897,500
     200,000   Ford Motor...........................................      5,800,000
                                                                       ------------
                   Total Motor Vehicles & Equipment.................     13,697,500         1.79%
                                                                       ------------    ----------
               OFFICE & BUSINESS EQUIPMENT
     100,000   Harris Corp Inc......................................      5,462,500
     120,000   Honeywell Inc........................................      5,835,000
     100,000   Pitney Bowes Inc.....................................      4,700,000
      85,000   Xerox Corp...........................................     11,645,000
                                                                       ------------
                   Total Office & Business Equipment................     27,642,500         3.62%
                                                                       ------------    ----------
               OIL & GAS
      80,000   Amoco Corp...........................................      5,750,000
      50,000   Atlantic Richfield...................................      5,537,500
      50,000   British Petroleum PLC ADR............................      5,106,281
     130,000   Chevron Corp.........................................      6,825,000
      90,000   Exxon Corp...........................................      7,211,250
     100,000   Occidental Petroleum.................................      2,137,500
      60,000   Royal Dutch Petroleum--NY Reg ADR (a)................      8,467,500
     150,000   Tenneco Inc..........................................      7,443,750
      85,000   Texaco Inc...........................................      6,672,500
                                                                       ------------
                   Total Oil & Gas..................................     55,151,281         7.22%
                                                                       ------------    ----------
               OIL AND GAS FIELD SERVICES
     140,000   Dresser Industries Inc...............................      3,412,500
     100,000   McDermott International Inc..........................      2,200,000

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
   SHARES                                                                 VALUE        NET ASSETS
------------                                                           ------------    ----------
               OIL AND GAS FIELD SERVICES--(CONTINUED)
      70,000   Mobil Corp...........................................   $  7,840,000
     190,000   Williams Companies Inc...............................      8,336,250
                                                                       ------------
                   Total Oil And Gas Field Services.................     21,788,750         2.85%
                                                                       ------------    ----------
               PAPER & FOREST PRODUCTS
     130,000   Federal Paper Board Inc..............................      6,743,750
     110,000   Minnesota Mining & Manufacturing.....................      7,287,500
      80,000   Union Camp Corp. (a).................................      3,810,000
     140,000   Weyerhaeuser Company.................................      6,055,000
                                                                       ------------
                   Total Paper & Forrest Products...................     23,896,250         3.13%
                                                                       ------------    ----------
               PHOTOGRAPHIC EQUIPMENT & SUPPLIES
     130,000   Eastman Kodak Company................................      8,710,000         1.14%
                                                                       ------------    ----------
               PRINTING & PUBLISHING
     120,000   Dun & Bradstreet Corp................................      7,770,000
     120,000   McGraw-Hill Inc......................................     10,455,000
     125,000   Readers Digest Association Inc.......................      6,406,250
                                                                       ------------
                   Total Printing & Publishing......................     24,631,250         3.22%
                                                                       ------------    ----------
               RAILROADS
      85,000   Conrail Inc..........................................      5,950,000
     110,000   Norfolk Southern Corp................................      8,731,250
                                                                       ------------
                   Total Railroads..................................     14,681,250         1.92%
                                                                       ------------    ----------
               REAL ESTATE/INVESTMENT TRUSTS
      59,000   Avalon Properties Inc................................      1,268,500
      70,000   Bay Apartment Communities............................      1,697,500
      65,000   Developers Diversified Realty Corp...................      1,950,000
      60,000   Equity Residential Properties........................      1,837,500
      64,000   Felcor Suite Hotels Inc..............................      1,776,000
     193,300   Health Care Property Invest Inc......................      6,789,663
      80,000   Healthcare Realty Trust..............................      1,840,000
     100,000   Irvine Apartment Communities.........................      1,925,000
      40,000   Redwood Trust Co.....................................        730,000
                                                                       ------------
                   Total Real Estate/ Investment Trusts.............     19,814,163         2.59%
                                                                       ------------    ----------
               REFINING OF NONFERROUS MATERIALS
     133,100   Timken Company.......................................      5,091,075         0.67%
                                                                       ------------    ----------
               RESIDENTIAL MORTGAGES
     100,000   Federal National Mortgage Assoc......................     12,412,500         1.62%
                                                                       ------------    ----------
               RETAIL SALES
      60,000   J.C. Penney & Co.....................................      2,857,500
      50,000   May Dept Stores......................................      2,112,500
      50,000   Sears Roebuck........................................      1,950,000
                                                                       ------------
                   Total Retail Sales...............................      6,920,000         0.91%
                                                                       ------------    ----------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
   SHARES                                                                 VALUE        NET ASSETS
------------                                                           ------------    ----------
               SAVINGS & LOAN HOLDING COMPANIES
     290,000   Great Western Financial..............................   $  7,395,000
     270,000   Ahmanson H F & Co....................................      7,155,000
                                                                       ------------
                   Total Savings and Loan Holding Cos...............     14,550,000         1.90%
                                                                       ------------    ----------
               TELECOMMUNICATIONS
     101,000   Ameritech Corp.......................................      5,959,000
     100,000   Bell Atlantic Corp. (a)..............................      6,687,500
     180,000   Bellsouth Corp.......................................      7,830,000
     100,000   NYNEX Corp...........................................      5,400,000
     170,000   Pacific Telesis Group................................      5,716,250
     120,000   SBC Communications...................................      6,900,000
     150,000   Sprint Corp..........................................      5,981,250
     180,000   US West Inc..........................................      6,435,000
     150,000   US West Media Group (c)..............................      2,850,000
                                                                       ------------
                   Total Telecommunications.........................     53,759,000         7.03%
                                                                       ------------    ----------
               UTILITIES--ELECTRIC
     125,000   American Electric Power Inc..........................      5,062,500
     150,000   Carolina Power & Light Co............................      5,175,000
     120,000   FPL Group Inc........................................      5,565,000
     190,000   Southern Company.....................................      4,678,750
                                                                       ------------
                   Total Utilities--Electric........................     20,481,250         2.68%
                                                                       ------------    ----------
               WHOLESALE TRADE
     320,000   Ogden Corp...........................................      6,840,000         0.89%
                                                                       ------------    ----------
                   Total Common Stock (cost $513,200,242)...........    657,890,144        86.08%
                                                                       ------------    ----------
               Total Securities (cost $660,136,580).................    805,216,482       105.35%
                                                                       ------------    ----------

                       See notes to financial statements.

                            EQUITY INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
------------                                                           ------------    ----------
               REPURCHASE AGREEMENT
$     52,732   Repurchase agreement with Morgan Stanley, dated
                 12/29/95 5.65%, proceeds at maturity $52,765, Due
                 01/02/96 (Collateralized by US Treasury Note,
                 7.25%, due 08/15/04 with a market value of $53,891)
               (cost $52,740).......................................   $     52,740         0.01%
                                                                       ------------    ----------
               Total Investments (cost $660,189,320)................   $805,269,222       105.36%
               Liabilities Less Other Assets........................    (40,966,692)       (5.36)%
                                                                       ------------    ----------
               Net Assets...........................................   $764,302,530       100.00%
                                                                       ------------    ----------
                                                                       ------------    ----------
      The aggregate cost of securities for federal income tax purposes at December
        31, 1995 is $660,285,984.
      The following amount is based on costs for federal
        income tax purposes:
               Gross unrealized appreciation........................   $169,674,387
               Gross unrealized depreciation........................    (24,691,149)
                                                                       ------------
               Net unrealized appreciation..........................   $144,983,238
                                                                       ------------
                                                                       ------------

------------
(a) All or part of this security is on loan.
(c) Non-income producing security.
(d) Collateral for securities on loan.
(e) Zero coupon bond.
(g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
-----------                                                            ------------    ----------
              TIME DEPOSITS
$ 6,420,627   First National Bank of Boston, Nassau, 4.81%
                Due 01/02/96(d)(g)..................................   $  6,421,634
    549,964   First Union Bank, Nassau, 5.8125% Due 01/02/96(d).....        550,050
  1,455,200   Fleet Bank, Massachusetts, Nassau, 5.84375%
                Due 01/05/96(d).....................................      1,455,429
                                                                       ------------
                  Total Time Deposits (cost $8,427,113).............      8,427,113        6.75%
                                                                       ------------    ----------


  SHARES      COMMON STOCK
-----------   ------------------------------------------------------
              AIRCRAFT & PARTS
     19,000   Allied Signal Inc.....................................        902,500
     23,200   Boeing Co.............................................      1,818,300
     16,700   Lockheed Martin.......................................      1,319,300
     13,000   Sundstrand Corp.......................................        914,875
                                                                       ------------
                  Total Aircraft & Parts............................      4,954,975        3.97%
                                                                       ------------    ----------
              ATHLETIC FOOTWEAR
     19,300   Nike Inc..............................................      1,343,763        1.08%
                                                                       ------------    ----------
              AUTOMOTIVE PRODUCTS
     29,000   General Motors Corp Cl E (a)..........................      1,508,000
     24,700   General Motors Corp Cl H..............................      1,213,388
                                                                       ------------
                  Total Automotive Products.........................      2,721,388        2.18%
                                                                       ------------    ----------
              BEVERAGES
     16,600   Anheuser Busch........................................      1,110,125        0.89%
                                                                       ------------    ----------
              BROADCASTING
      9,000   Capital Cities/ABC Inc................................      1,110,375
     27,700   Viacom Inc Cl B(c)....................................      1,312,288
                                                                       ------------
                  Total Broadcasting................................      2,422,663        1.94%
                                                                       ------------    ----------
              CABLE & OTHER PAY TV SERVICES
     30,500   Liberty Media Group Cl A..............................        819,687        0.66%
                                                                       ------------    ----------
              CIGARETTES
     27,400   Philip Morris Co Inc..................................      2,479,700        1.99%
                                                                       ------------    ----------
              COMMERCIAL BANKING
     22,500   Bank of Boston........................................      1,040,625
     26,300   Bankamerica Corp......................................      1,702,925
      2,400   Barnett Banks Inc.....................................        141,600
     19,100   Chemical Banking Corp.................................      1,122,125
     26,300   Citicorp..............................................      1,768,675
     20,600   Nationsbank Corp......................................      1,434,275
                                                                       ------------
                  Total Commercial Banking..........................      7,210,225        5.78%
                                                                       ------------    ----------
              COMMUNICATION SYSTEMS
     25,700   3 Com Corp............................................      1,198,263
      5,200   US Robotics Corp......................................        456,300
                                                                       ------------
                  Total Communication Systems.......................      1,654,563        1.32%
                                                                       ------------    ----------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
  SHARES                                                                  VALUE        NET ASSETS
-----------                                                            ------------    ----------
              COMPUTER & OFFICE EQUIPMENT
     12,300   Alco Standard Corp....................................   $    561,187
     26,600   CUC International Inc.................................        907,725
     13,900   International Business Machines.......................      1,275,325
      8,300   Xerox Corp............................................      1,137,100
                                                                       ------------
                  Total Computer & Office Equipment.................      3,881,337        3.11%
                                                                       ------------    ----------
              COMPUTER RELATED SERVICES
     12,800   Ceridian Corp.........................................        528,000
     15,600   Cisco Systems Inc(c)..................................      1,164,150
     32,500   Honeywell.............................................      1,580,312
                                                                       ------------
                  Total Computer Related Services...................      3,272,462        2.62%
                                                                       ------------    ----------
              CONSTRUCTION
     18,600   Fluor Corp............................................      1,227,600
     18,200   Halliburton Co........................................        921,375
                                                                       ------------
                  Total Construction................................      2,148,975        1.72%
                                                                       ------------    ----------
              CONSUMER GOODS & SERVICES
     28,782   Kimberly-Clark Corp...................................      2,381,710
     21,500   Procter & Gamble Company..............................      1,784,500
                                                                       ------------
                  Total Consumer Goods & Services...................      4,166,210        3.34%
                                                                       ------------    ----------
              CUTLERY, HANDTOOLS, GENERAL HARDWARE
     31,200   Black & Decker Corp...................................      1,099,800        0.88%
                                                                       ------------    ----------
              DRUGS
     27,200   Eli Lilly & Co........................................      1,530,000
     22,500   Merck & Co Inc........................................      1,479,375
     49,300   Pharmacia & Upjohn Inc................................      1,910,375
     31,000   Smithkline Beecham ADR (a)............................      1,720,500
                                                                       ------------
                  Total Drugs.......................................      6,640,250        5.32%
                                                                       ------------    ----------
              ELECTRICAL EQUIPMENT
     13,800   Cabletron Systems Communications (a)..................      1,117,800
     18,100   Emerson Electric......................................      1,479,675
     21,400   Hewlett Packard.......................................      1,792,250
     20,500   Linear Technology Corp................................        804,625
     19,300   LSI Logic(a)(c).......................................        632,075
                                                                       ------------
                  Total Electrical Equipment........................      5,826,425        4.67%
                                                                       ------------    ----------
              FINANCE-SERVICES
     21,400   First Data Corp.......................................      1,431,125
     16,200   Franklin Resources Inc................................        816,075
     24,100   MBNA Corp.............................................        888,687
     19,200   Merrill Lynch.........................................        979,200
                                                                       ------------
                  Total Finance--Services...........................      4,115,087        3.30%
                                                                       ------------    ----------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
  SHARES                                                                  VALUE        NET ASSETS
-----------                                                            ------------    ----------
              FOOD DISTRIBUTOR
      7,700   IBP Inc...............................................   $    388,850
     29,900   Nabisco Holdings Corp Cl A............................        975,488
     31,400   Pepsico Inc...........................................      1,754,475
                                                                       ------------
                  Total Food Distributor............................      3,118,813        2.50%
                                                                       ------------    ----------
              HEALTH CARE PRODUCTS
     21,700   Amgen Inc(c)..........................................      1,288,437
     23,000   Johnson & Johnson.....................................      1,969,375
                                                                       ------------
                  Total Health Care Products........................      3,257,812        2.61%
                                                                       ------------    ----------
              HOTELS
     23,500   Marriott International inc............................        898,875
     33,400   Mirage Resorts Inc....................................      1,152,300
                                                                       ------------
                  Total Hotels......................................      2,051,175        1.64%
                                                                       ------------    ----------
              INDUSTRIAL MACHINERY
     26,900   Applied Materials Inc.(c).............................      1,059,188        0.85%
                                                                       ------------    ----------
              INSURANCE
     14,575   American International Group..........................      1,348,188
      9,100   Cigna Corp............................................        939,575
     15,800   MGIC Investment(a)....................................        857,150
     27,400   Travelers Inc.........................................      1,722,775
                                                                       ------------
                  Total Insurance...................................      4,867,688        3.90%
                                                                       ------------    ----------
              MEDICAL EQUIPMENT
     26,400   Baxter International Inc..............................      1,105,500
     19,300   Guidant Corp..........................................        815,425
      8,500   Medtronic Inc.........................................        474,938
                                                                       ------------
                  Total Medical Equipment...........................      2,395,863        1.92%
                                                                       ------------    ----------
              METAL MINING
     39,500   Freeport McMoran Copper & Gold(a).....................      1,106,000        0.89%
                                                                       ------------    ----------
              MISCELLANEOUS
     12,500   Pioneer Hi-Bred International.........................        695,313        0.56%
                                                                       ------------    ----------
              OIL & GAS
     14,100   British Petroleum PLC ADR.............................      1,439,963
     25,300   Enron.................................................        964,563
     20,100   Exxon Corp............................................      1,610,512
     19,900   Mobil Corp............................................      2,228,800
     34,000   Total Petroleum ADR...................................      1,156,000
                                                                       ------------
                  Total Oil & Gas...................................      7,399,838        5.93%
                                                                       ------------    ----------
              PHOTOGRAPHIC EQUIPMENT
     18,100   Polaroid Corp.........................................        857,488        0.69%
                                                                       ------------    ----------
              RAILROADS
     17,300   Burlington Northern Sante Fe..........................      1,349,400        1.08%
                                                                       ------------    ----------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
  SHARES                                                                  VALUE        NET ASSETS
-----------                                                            ------------    ----------
              RETAIL STORES
     42,600   Federated Department Stores (a)(c)....................   $  1,171,500
     20,100   Harcourt General Inc..................................        841,688
     29,900   Rite Aid Corp.........................................      1,024,075
     18,300   Safeway Inc (a)(c)....................................        942,450
     30,900   Sears Roebuck & Co....................................      1,205,100
                                                                       ------------
                  Total Retail Stores...............................      5,184,813        4.15%
                                                                       ------------    ----------
              SERVICES-HEALTH & ALLIED SERVICES
     20,600   Columbia/HCA Healthcare Corp..........................      1,045,450
     13,600   HBO & Co..............................................      1,042,100
                                                                       ------------
                  Total Services--Health & Allied Services..........      2,087,550        1.67%
                                                                       ------------    ----------
              SEMICONDUCTORS
     18,400   Intel Corp............................................      1,044,200        0.84%
                                                                       ------------    ----------
              SOFTWARE MANUFACTURE
     22,200   Microsoft Corp(c).....................................      1,948,050
     17,800   Parametric Technology Corp(c).........................      1,183,700
     13,900   Sybase Inc(c).........................................        500,400
                                                                       ------------
                  Total Software Manufacture........................      3,632,150        2.91%
                                                                       ------------    ----------
              SPECIALTY CHEMICALS
      8,100   Great Lakes Chemical Corp.............................        583,200
     20,200   Pfizer................................................      1,272,600
     32,900   Praxair Inc...........................................      1,106,261
                                                                       ------------
                  Total Specialty Chemicals.........................      2,962,061        2.37%
                                                                       ------------    ----------
              TELECOMMUNICATIONS
     25,200   Bell Atlantic Corp(a).................................      1,685,250
     39,200   GTE Corp..............................................      1,724,800
     70,900   MCI Communications....................................      1,852,261
     40,600   Southwestern Bell Corp.(c)............................      2,334,500
                                                                       ------------
                  Total Telecommunications..........................      7,596,811        6.08%
                                                                       ------------    ----------
              U.S. GOVERNMENT AGENCY
     12,600   Federal National Mortgage Association.................      1,563,975        1.25%
                                                                       ------------    ----------
                  Total Common Stock (cost $99,906,919).............    108,097,773       86.61%
                                                                       ------------    ----------
                  Total Securities (cost $108,334,032)..............    116,524,886       93.36%
                                                                       ------------    ----------

                       See notes to financial statements.

                          GROWTH AND INCOME PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
-----------                                                            ------------    ----------
              REPURCHASE AGREEMENT
$18,367,949   Repurchase Agreement with Morgan Stanley, dated
                12/29/95 5.65%, proceeds at maturity $18,379,322,
                due 01/02/96 (Collateralized by US Treasury Note,
                7.25%, due 08/15/04 with a market value of
              $18,771,414) (cost $18,370,832).......................   $ 18,370,832       14.72%
                                                                       ------------    ----------
              Total Investments (cost $126,704,864).................   $134,895,718      108.08%
              Liabilities Less Other Assets.........................    (10,083,987)      (8.08)%
                                                                       ------------    ----------
              Net Assets............................................   $124,811,731      100.00%
                                                                       ------------    ----------
                                                                       ------------    ----------
      The aggregate cost of securities for federal income tax purposes at December 31, 1995 is
       $126,843,209.
      The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation.........................   $  9,790,143
              Gross unrealized depreciation.........................     (1,737,634)
                                                                       ------------
              Net unrealized appreciation...........................   $  8,052,509
                                                                       ------------
                                                                       ------------

------------
 (a)  All or part of this security is on loan.
 (c)  Non-income producing security.
 (d)  Collateral for securities on loan.
 (g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
 PRINCIPAL                                                              VALUE         NET ASSETS
-----------                                                          ------------    -------------
              BANK NOTES
$ 2,000,000   Republic New York Securities Corp, 6.15%
                Due 02/12/96 (d)(g) (cost $2,000,316).............   $  2,000,316          0.90%
                                                                     ------------    -------------

              COMMERCIAL PAPER
  6,000,000   Lehman Brothers Holdings, Inc, 4.90%
                Due 04/25/96 (d)(g) (cost $6,000,948).............      6,000,948          2.70%
                                                                     ------------    -------------

              TIME DEPOSITS
 10,912,901   First National Bank of Boston, Nassau, 4.81%
                Due 01/02/96 (d)(g)...............................     10,914,626
  2,827,299   First Union Bank, Nassau, 5.81255 Due 01/02/96 (d)..      2,827,746
  7,575,800   Fleet Bank, Massachusetts, Nassau, 5.84375%
                Due 01/05/96 (d)..................................      7,576,998
 14,000,000   Fleet Bank, Rhode Island, Cayman, 5.8125
                Due 01/31/96 (d)..................................     14,002,213
                                                                     ------------
                  Total Time Deposits (cost $35,321,583)..........     35,321,583         15.88%
                                                                     ------------    -------------

  SHARES      COMMON STOCK
-----------   ----------------------------------------------------
              ANIMAL SERVICES
    159,050   Petsmart Inc. (a)(c)................................      4,930,550          2.22%
                                                                     ------------    -------------
              COMMUNICATIONS EQUIPMENT
    147,000   3 Com Corp. (c).....................................      6,853,875
     29,800   Cascade Communications Corp (a)(c)..................      2,540,450
     38,000   Motorola Inc........................................      2,166,000
    178,400   Tellabs Inc. (c)....................................      6,600,800
                                                                     ------------
                  Total Communications Equipment..................     18,161,125          8.17%
                                                                     ------------    -------------

              COMMUNICATIONS SERVICES
    117,100   Mobile Telecommunications (c).......................      2,503,013          1.13%
                                                                     ------------    -------------

              CONSTRUCTION
    179,000   Lowes Co's, Inc.....................................      5,996,500          2.70%
                                                                     ------------    -------------

              EATING & DRINKING PLACES
    328,200   Starbucks Corp. (a)(c)..............................      6,892,200          3.10%
                                                                     ------------    -------------

              ELECTRICAL EQUIPMENT
     93,200   Cisco Systems, Inc. (c).............................      6,955,050
     68,500   Intel Corp..........................................      3,887,375
                                                                     ------------
                  Total Electrical Equipment......................     10,842,425          4.87%
                                                                     ------------    -------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                VALUE         NET ASSETS
-----------                                                          ------------
              FINANCIAL SERVICES
     35,700   First Data Corp (a).................................   $  2,387,438          1.07%
                                                                     ------------    -------------

              FOOD AND BEVERAGE
    196,900   Boston Chicken Inc. (a)(c)..........................      6,325,413          2.84%
                                                                     ------------    -------------

              MEDICAL & OTHER HEALTH SERVICES
    212,300   Healthsource Inc. (c)...............................      7,642,800
     63,600   Medtronic Inc.......................................      3,553,650
    107,800   Oxford Health Plans (c).............................      7,963,725
                                                                     ------------
                  Total Medical & Other Health Services...........     19,160,175          8.62%
                                                                     ------------    -------------

              OFFICE & BUSINESS EQUIPMENT
    143,650   CUC International Inc...............................      4,902,056
     64,300   Hewlett-Packard Inc.................................      5,385,125
    224,700   Informix Corporation (c)............................      6,741,000
     73,600   Microsoft Corp. (c).................................      6,458,400
    180,900   Office Depot (c)....................................      3,572,775
    189,650   Officemax Inc.(c)...................................      4,243,419
    121,750   Oracle Systems Corp. (c)............................      5,159,156
                                                                     ------------
                  Total Office & Business Equipment...............     36,461,931         16.40%
                                                                     ------------    -------------

              PERSONAL SERVICES
    137,000   H & R Block, Inc....................................      5,548,500          2.49%
                                                                     ------------    -------------

              RESEARCH, DEVELOPMENT & TESTING
    149,400   Biogen, Inc. (c)....................................      9,188,100          4.13%
                                                                     ------------    -------------

              RETAIL SALES
    186,500   Autozone Inc. (a)(c)................................      5,385,188
    181,898   Home Depot..........................................      8,708,367
    266,462   Staples Inc. (c)....................................      6,495,010
                                                                     ------------
                  Total Retail Sales..............................     20,588,565          9.26%
                                                                     ------------    -------------

              SERVICES-HEALTH & ALLIED SERVICES
    137,000   Boston Scientific Corp (a)(c).......................      6,713,000
     97,000   Genzyme Corp--General Division (c)..................      6,050,375
     49,200   HBO & Co............................................      3,769,950
     88,000   United Healthcare Corp..............................      5,764,000
                                                                     ------------
                  Total Services--Health & Allied Services........     22,297,325         10.03%
                                                                     ------------    -------------

              SOFTWARE DEVELOPMENT
     60,500   Intuit Inc. (c).....................................      4,719,000
     46,300   Netcom On-Line Communication (a)(c).................      1,666,800
     28,800   Netscape Communications Corp (a)(c).................      4,003,200
     70,200   Peoplesoft Inc. (a)(c)..............................      3,018,600
     69,500   Sybase Inc. (c).....................................      2,502,000
                                                                     ------------
                  Total Software Development......................     15,909,600          7.15%
                                                                     ------------    -------------

                       See notes to financial statements.

                            EQUITY GROWTH PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                      PERCENT OF
  SHARES                                                                VALUE         NET ASSETS
-----------                                                          ------------    -------------
              TELECOMMUNICATIONS
    220,100   Airtouch Communications Inc. (c)....................   $  6,217,825
    219,600   Ericsson L M Telephone ADR..........................      4,282,200
    134,300   Paging Network Inc. Telecom (c).....................      3,273,562
    123,600   Vodafone Group PLC ADR..............................      4,356,900
    205,300   Worldcom Inc........................................      7,236,825
                                                                     ------------
                  Total Telecommunications........................     25,367,312         11.41%
                                                                     ------------    -------------
                  Total Common Stock (cost $173,010,404)..........    212,560,172         95.59%
                                                                     ------------    -------------
                  Total Securities (cost $216,333,251)............    255,883,019        115.07%
                                                                     ------------    -------------

 PRINCIPAL
-----------

              REPURCHASE AGREEMENT
$ 9,711,528   Repurchase Agreement with Morgan Stanley, dated
                12/29/95 5.65%, proceeds at maturity $9,717,624,
                due 01/02/96 (Collateralized by US Treasury Note,
                7.25%, due 08/15/04 with a market value of
              $9,924,849) (cost $9,713,052).......................      9,713,052          4.37%
                                                                     ------------    -------------
                  Total Investments (cost $226,046,303)...........   $265,596,071        119.44%
                  Liabilities Less Other Assets...................    (43,233,681)       (19.44)%
                                                                     ------------    -------------
                  Net Assets......................................   $222,362,390        100.00%
                                                                     ------------    -------------
                                                                     ------------    -------------
      The aggregate cost of securities for federal income tax purposes at December 31, 1995 is
       $226,046,303.
      The following amount is based on costs for federal income tax purposes:

              Gross unrealized appreciation.......................   $ 44,075,286
              Gross unrealized depreciation.......................     (4,525,518)
                                                                     ------------
              Net unrealized appreciation.........................   $ 39,549,768
                                                                     ------------
                                                                     ------------

------------
 (a)  All or part of this security is on loan
 (c)  Non-income producing security.
 (d)  Collateral for securities on loan.
 (g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.


                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
 PRINCIPAL                                                                 VALUE        NET ASSETS
-----------                                                             ------------    ----------
              TIME DEPOSITS
$13,348,289   First National Bank of Boston, Nassau, 4.81%
                Due 01/02/96 (d)(g)..................................   $ 13,350,371
  1,665,311   First Union Bank, Nassau, 5.8125%
                Due 01/02/96 (d).....................................      1,665,571
 10,500,000   Fleet Bank, Rhode Island, Cayman, 5.8125%
                Due 01/31/96 (d).....................................     10,501,638
                                                                        ------------
                  Total Time Deposits (cost $25,517,580).............     25,517,580        8.09%
                                                                        ------------    ----------

  SHARES      COMMON STOCK
-----------   -------------------------------------------------------
              BANKING EQUITY
    110,000   Peoples Bank Bridgeport................................      2,090,000
    162,300   Premier Bancorp........................................      3,793,763
                                                                        ------------
                  Total Banking Equity...............................      5,883,763        1.87%
                                                                        ------------    ----------
              BEVERAGES
     12,400   Pete's Brewing Company (c).............................        173,600        0.06%
                                                                        ------------    ----------
              BOOKS
     34,900   Gartner Group Inc. Cl A (a)(c).........................      1,670,838        0.53%
                                                                        ------------    ----------
              BROADCASTING
     47,400   Granite Broadcasting Corp (a)(c).......................        503,625
     42,000   Heftel Broadcasting Corp. (c)..........................        735,000
     73,700   Osborn Communications CP-New (c).......................        626,450
                                                                        ------------
                  Total Broadcasting.................................      1,865,075        0.59%
                                                                        ------------    ----------
              CABLE & OTHER PAY TV SERVICES
     14,800   Cablevision Systems Corp. (c)..........................        802,900
     21,400   Comcast UK Cable Partners (c)..........................        267,500
      1,800   Jones Intercable Inc...................................         22,500
     64,500   Jones Intercable Inc. Cl A.............................        798,188
                                                                        ------------
                  Total Cable & Other Pay TV Services................      1,891,088        0.60%
                                                                        ------------    ----------
              COMMERCIAL BANKING
     11,300   Norwest Corporation....................................        372,900        0.12%
                                                                        ------------    ----------
              COMMUNICATIONS EQUIPMENT
     25,700   Ascend Communications Inc (c)..........................      2,084,913
     37,800   Picturetel Corp (a)(c).................................      1,630,125
                                                                        ------------
                  Total Communications Equipment.....................      3,715,038        1.18%
                                                                        ------------    ----------
              COMMUNICATIONS SERVICES
     22,500   Arch Communications Group Inc (c)......................        540,000
     12,000   Cellular Communications of Puerto Rico (c).............        333,000
     11,100   CommNet Cellular Inc. (c)..............................        320,513
                                                                        ------------
                  Total Communications Services......................      1,193,513        0.38%
                                                                        ------------    ----------
              COMPUTER & OFFICE EQUIPMENT
     16,000   Aaron Rents Inc Cl B...................................        288,000
     52,600   Acxiom Corp. (c).......................................      1,439,925
     25,400   Altron Inc (c).........................................        762,000
     70,000   Amplicon Inc. .........................................      1,120,000

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              COMPUTER & OFFICE EQUIPMENT--(CONTINUED)
     14,000   Boise Cascade Office Products (c)......................   $    598,500
     12,400   Cisco Systems Inc (c)..................................        925,350
     40,800   Compaq Computer (c)....................................      1,958,400
     38,850   Corporate Express Inc. (c).............................      1,170,356
     12,200   CDW Computer Centers Inc. (a)(c).......................        494,100
     34,600   CUC International Inc. ................................      1,180,725
     46,400   Cambridge Tech Partners Inc. (c).......................      2,668,000
     51,200   Comverse Technology Inc (a)(c).........................      1,024,000
     16,200   Fair Issac & Company Inc. .............................        419,175
     28,150   Jack Henry & Associates................................        696,712
     43,950   McAfee Associates Inc. (c).............................      1,928,306
     41,300   National Computer System Inc. .........................        779,538
     13,300   Storemedia (c).........................................        485,450
     35,600   Telxon Corp............................................        805,450
     24,800   U. S. Office Products Co. (c)..........................        564,200
     54,000   Zebra Technologies Corp. (c)...........................      1,836,000
                                                                        ------------
                  Total Computer & Office Equipment..................     21,144,187        6.70%
                                                                        ------------    ----------
              COMPUTER SERVICES
     42,000   America On-Line Inc (a)(c).............................      1,575,000
     12,400   Cascade Communications Corp (a)(c).....................      1,057,100
     30,400   Ciber Inc (c)..........................................        710,600
     21,000   DST Systems Inc (c)....................................        598,500
     20,900   Diamond Multimedia Systems (c).........................        749,787
                                                                        ------------
                  Total Computer Services............................      4,690,987        1.49%
                                                                        ------------    ----------
              CONSUMER GOODS & SERVICES
     30,000   Alternative Resources Corp. (c)........................        907,500
     10,000   Armor All Products Corp. ..............................        181,250
     36,800   Kimberly-Clark Corp....................................      3,045,200
                                                                        ------------
                  Total Consumer Goods & Services....................      4,133,950        1.31%
                                                                        ------------    ----------
              DRUGS
     58,400   American Safety Razor Company (c)......................        459,900
     27,200   Chiron Corp. (a)(c)....................................      3,005,600
     42,200   Vitalink Pharmacy Services (c).........................        981,150
                                                                        ------------
                  Total Drugs........................................      4,446,650        1.41%
                                                                        ------------    ----------
              EATING & DRINKING PLACES
     25,238   Apple South Inc. ......................................        542,606
     29,700   Boston Chicken (a)(c)..................................        954,113
     13,400   Papa John's International Inc (a)......................        551,913
                                                                        ------------
                  Total Eating & Drinking Places.....................      2,048,632        0.65%
                                                                        ------------    ----------
              EDUCATION
      8,600   Apollo Group Inc Cl A (c)..............................        336,475
    180,000   ITT Educational Services Inc. (c)......................      4,432,500
    152,500   Kinder Care Learning Centers (c).......................      1,925,313

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              EDUCATION--(CONTINUED)
    485,800   National Education Corp. ..............................   $  3,947,125
                                                                        ------------
                  Total Education....................................     10,641,413        3.37%
                                                                        ------------    ----------
              ELECTRICAL EQUIPMENT
     26,600   Alantec Corp. (c)......................................      1,549,450
     39,700   Cable Design Technologies (c)..........................      1,746,800
     48,350   Checkpoint Systems Inc. (c)............................      1,807,081
     48,900   Kemet Corp. (c)........................................      1,167,488
     13,100   Kent Electronics Corp. (c).............................        764,712
     85,000   Rogers Corp. ..........................................      1,848,750
      7,300   Sterling Electronics...................................        125,013
     34,700   Tencor Instruments (c).................................        845,813
     49,200   Ultratech Stepper Inc. (c).............................      1,266,900
                                                                        ------------
                  Total Electrical Equipment.........................     11,122,007        3.53%
                                                                        ------------    ----------
              ENVIRONMENTAL MANAGEMENT
     51,200   United Waste Systems Inc. (c)..........................      1,907,200        0.61%
                                                                        ------------    ----------
              FINANCE
     73,000   Allied Capital Corporation (a).........................        994,625
     45,327   Allied Capital Lending Co..............................        600,583
     77,600   Cash American Investments Inc. ........................        426,800
                                                                        ------------
                  Total Finance......................................      2,022,008        0.64%
                                                                        ------------    ----------
              FINANCIAL SERVICES
     31,900   Concord EFS Inc. (c)...................................      1,347,775        0.43%
                                                                        ------------    ----------
              FREIGHT AND CARGO
     36,000   Fritz Companies Inc. (a)(c)............................      1,494,000
    169,700   Harper Group Inc. .....................................      3,012,175
                                                                        ------------
                  Total Freight and Cargo............................      4,506,175        1.43%
                                                                        ------------    ----------
              GAMING
     13,100   Anchor Gaming (c)......................................        298,025
     42,300   Harveys Casinos Resorts................................        761,400
     26,100   Scientific Games Holdings Corp (c).....................        985,275
                                                                        ------------
                  Total Gaming.......................................      2,044,700        0.65%
                                                                        ------------    ----------
              GROCERY STORES
     44,000   Dairymart Coven Stores Cl A (c)........................        247,500
     37,700   General Nutrition Companies (c)........................        867,100
     19,400   Uni-Marts Inc..........................................        160,050
                                                                        ------------
                  Total Grocery Stores...............................      1,274,650        0.40%
                                                                        ------------    ----------
              HEALTH SERVICES & HOSPITAL SUPPLIES
     52,900   Advocat Inc. (c).......................................        588,513
     24,000   Circon Corp (c)........................................        486,000
     14,700   Coherent Inc. (c)......................................        595,350
     27,500   Daig Corp (c)..........................................        632,500
     21,100   Gulf South Medical Supply Inc. (c).....................        638,275

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              HEALTH SERVICES & HOSPITAL SUPPLIES--(CONTINUED)
     22,800   Neuromedical Systems Inc. (c)..........................   $    458,850
     28,200   Orthodontic Centers Of America (c).....................      1,360,650
     46,400   Owen Healthcare Inc. (c)...............................      1,281,800
    157,500   Owens & Minor Holding Co. .............................      2,008,125
     48,300   Physician Sales & Service (c)..........................      1,376,550
     25,400   Quintiles Transnational Corp. (c)......................      1,041,400
    102,600   Unilab Corporation (c).................................        275,738
     97,200   Universal Health Services Cl B.........................      4,313,250
                                                                        ------------
                  Total Health Services & Hospital Supplies..........     15,057,001        4.77%
                                                                        ------------    ----------
              HORTICULTURAL SPECIALTIES
     47,000   Sylvan Inc. (c)........................................        558,125        0.18%
                                                                        ------------    ----------
              HOTELS
     12,400   HFS Inc................................................      1,013,700        0.32%
                                                                        ------------    ----------
              INDUSTRIAL MACHINERY
     45,700   Applied Materials Inc. (c).............................      1,799,438
     17,600   Astec Industries (c)...................................        173,800
     67,500   Electro Rent Corp. (c).................................      1,468,125
     13,400   MSC Industrial Direct Co. Cl A (a)(c)..................        368,500
                                                                        ------------
                  Total Industrial Machinery.........................      3,809,863        1.21%
                                                                        ------------    ----------
              INSURANCE
     56,800   American Travellers Corp. (a)(c).......................      1,597,500
     22,500   Intercargo Inc. .......................................        225,000
     38,600   National Western Life Insurance Cl A (c)...............      2,161,600
     38,700   Western National Corp. ................................        624,038
     72,800   Willis Corroon Group ADR (a)...........................        846,300
                                                                        ------------
                  Total Insurance....................................      5,454,438        1.73%
                                                                        ------------    ----------
              MANUFACTURING
     51,600   Blyth Industries Inc. (c)..............................      1,522,200
      3,500   In Focus Systems Inc (c)...............................        126,438
     32,900   Qualcomm Inc. (c)......................................      1,414,700
     22,000   Wolverine Tube Inc. (c)................................        825,000
                                                                        ------------
                  Total Manufacturing................................      3,888,338        1.23%
                                                                        ------------    ----------
              MANUFACTURER OF INTEGRATED CIRCUITS
     19,400   Hadco Corp (c).........................................        545,625        0.17%
                                                                        ------------    ----------
              MEDICAL & OTHER HEALTH SERVICE
     15,299   Community Health Systems (c)...........................        545,027
     27,000   Compdent Corp (c)......................................      1,120,500
     48,200   Genzyme Corp.--General Division (a)....................      3,006,475
      9,500   Health Management Systems Inc (c)......................        370,500
     71,300   Healthsource Inc. (c)..................................      2,566,800
     27,300   IDEXX Laboratories Inc. (c)............................      1,283,100
     26,500   Living Centers of America (c)..........................        927,500
     60,500   Medpartners/Millikin Inc. (a)(c).......................      1,996,500

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              MEDICAL & OTHER HEALTH SERVICE--(CONTINUED)
     42,400   Omnicare Inc. (a)......................................   $  1,897,400
     16,000   Ornda Healthcorp (c)...................................        372,000
     37,800   Oxford Health Plans....................................      2,792,475
     19,800   Pacificare Health Systems Cl B (c).....................      1,722,600
     13,850   Phycor Inc. (c)........................................        700,291
     26,600   Physician Reliance (c).................................      1,057,350
     22,200   Quorum Health Group Inc (c)............................        488,400
     32,800   Renal Treatment Centers Inc (c)........................      1,443,200
     23,000   Summit Care Corp. (c)..................................        526,125
                                                                        ------------
                  Total Medical & Other Health Service...............     22,816,243        7.23%
                                                                        ------------    ----------
              MISCELLANEOUS
    100,300   Alpha Industries Inc. .................................      1,416,738
      3,000   Delta & Pine Land Co. .................................        110,250
     32,300   Midwest Grain Products, Inc. (c).......................        452,200
                                                                        ------------
                  Total Miscellaneous................................      1,979,188        0.63%
                                                                        ------------    ----------
              MOTOR VEHICLES AND EQUIPMENT
     42,800   Discount Auto Parts Inc. (c)...........................      1,332,150        0.42%
                                                                        ------------    ----------
              NON-DEPOSITORY CREDIT INSTITUTIONS
     80,500   The Money Store Inc. ..................................      1,257,813        0.40%
                                                                        ------------    ----------
              OIL & GAS
     50,200   Berry Petroleum Cl A...................................        508,275
     49,700   Daniel Industries......................................        708,225
     88,900   Tosco Corp. ...........................................      3,389,313
                                                                        ------------
                  Total Oil & Gas....................................      4,605,813        1.46%
                                                                        ------------    ----------
              PERSONAL CARE PRODUCTS
     40,400   Helen of Troy LTD--New.................................        848,400        0.27%
                                                                        ------------    ----------
              PERSONNEL SERVICES
     31,800   Accustaff Inc (c)......................................      1,399,200
     32,575   Brandon System Corp. ..................................        834,734
     51,600   Manpower Inc. .........................................      1,451,250
     23,100   Robert Half International Inc. ........................        967,312
                                                                        ------------
                  Total Personnel Services...........................      4,652,496        1.47%
                                                                        ------------    ----------
              PHOTORESIST REMOVAL EQUIPMENT
     40,100   Gasonics International Corp (c)........................        541,350        0.17%
                                                                        ------------    ----------
              PLASTICS MATERIALS & SYNTHETIC
    139,800   Lydall Inc. ...........................................      3,180,450        1.01%
                                                                        ------------    ----------
              POLLUTION CONTROL
     51,102   Tetra Tech Inc. (c)....................................      1,162,561
     38,100   U.S. Filter Corp. (c)..................................      1,014,412
                                                                        ------------
                  Total Pollution Control............................      2,176,973        0.69%
                                                                        ------------    ----------
              PRINTING & PUBLISHING
     50,800   ASM Lithography Holding NV (c).........................      1,689,100

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              PRINTING & PUBLISHING--(CONTINUED)
     19,600   Clear Channel Communications...........................   $    864,850
     60,000   Houghton Mifflin Company...............................      2,580,000
     25,700   Scholastic Corp. (c)...................................      1,998,175
    235,000   Steck Vaughn Publishing Corp. (c)......................      1,733,125
                                                                        ------------
                  Total Printing & Publishing........................      8,865,250        2.81%
                                                                        ------------    ----------
              RADIATION MONITORING SERVICE
     27,800   Landauer Inc. .........................................        604,650        0.19%
                                                                        ------------    ----------
              RADIO, TV, CONSUMER ELECTRONICS & MUSIC
     82,600   Cognex Corp. (c).......................................      2,870,350        0.91%
                                                                        ------------    ----------
              RAILROADS
     19,500   Wisconsin Central Transport (c)........................      1,282,125        0.41%
                                                                        ------------    ----------
              REAL ESTATE INVESTMENT TRUST
     99,800   Allied Capital Commercial Corp.........................      1,971,050
     65,400   Equity Inns Inc........................................        752,100
     22,800   Health Care Property Invest Inc. ......................        800,850
     14,800   RFS Hotel Investors Inc................................        227,550
     26,800   Roc Communities Inc. ..................................        643,200
                                                                        ------------
                  Total Real Estate Investment Trust.................      4,394,750        1.39%
                                                                        ------------    ----------
              RETAIL SALES
      9,900   Baby Superstore (a)(c).................................        564,300
     62,700   Catherines Stores Corp. (c)............................        517,275
     86,200   Consolidated Stores Corp. (c)..........................      1,874,850
     69,000   Fred's Inc. ...........................................        517,500
     18,600   Gap Stores.............................................        781,200
     29,000   Global Directmail Corp. (c)............................        797,500
    175,000   MacFrugals Bargains Close-Outs.........................      2,450,000
     30,300   The Men's Wearhouse Inc (a)............................        780,225
    155,200   Michael Anthony Jewellers Inc. (c).....................        407,400
     23,700   Micro Warehouse Inc. (a)(c)............................      1,025,025
     41,700   Nautica Enterprises Inc (c)............................      1,824,375
     58,200   Pentech International Inc. (c).........................        116,400
     37,700   Sunglass Hut Inc. (c)..................................        895,375
     13,100   Tandy Crafts Inc. .....................................        103,162
     81,900   Tommy Hilfiger Corp (c)................................      3,470,512
     52,600   Travel Ports of America (c)............................        131,500
                                                                        ------------
                  Total Retail Sales.................................     16,256,599        5.15%
                                                                        ------------    ----------
              SANITARY SERVICES
     44,500   National Sanitary Supply (c)...........................        522,875
     27,300   Sanifill Inc (c).......................................        911,137
                                                                        ------------
                  Total Sanitary Services............................      1,434,012        0.45%
                                                                        ------------    ----------
              SAVINGS & LOAN HOLDING COMPANY
     52,573   First Republic Bancorp Inc. ...........................        690,020        0.22%
                                                                        ------------    ----------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              SAVINGS INSTITUTIONS
    114,000   American Federal Bank..................................   $  1,738,500
    101,400   Charter One Finance Inc................................      3,105,375
    103,000   First Saving Bank of Washington........................      1,351,875
    140,000   Roosevelt Financial Group Inc. (a).....................      2,712,500
     60,000   Washington Mutual Inc (a)..............................      1,732,500
                                                                        ------------
                  Total Savings Institutions.........................     10,640,750        3.37%
                                                                        ------------    ----------
              SECURITY SYSTEM SERVICES
    753,692   Automated Security Holdings ADR........................        565,267
      9,000   Protection One Inc (c).................................         92,250
    130,000   Sensormatic Electronics Corp (a).......................      2,258,750
                                                                        ------------
                  Total Security System Services.....................      2,916,267        0.92%
                                                                        ------------    ----------
              SEMICONDUCTOR MANUFACTURER
     20,000   FSI International Inc. (c).............................        405,000
     39,100   Input/Output Inc. (a)(c)...............................      2,258,025
     17,500   Richardson Electronics.................................        188,125
     36,700   Sierra Semiconductor (c)...............................        509,212
                                                                        ------------
                  Total Semiconductor Manufacturer...................      3,360,362        1.07%
                                                                        ------------    ----------
              SERVICES-CLEANING & MAINTENANCE TO DWELLERS
     28,800   ABM Industries Inc. ...................................        799,200        0.25%
                                                                        ------------    ----------
              SEWER/DRAIN CLEANING SERVICE
     23,900   Roto Rooter Inc. ......................................        788,700        0.25%
                                                                        ------------    ----------
              SOFTWARE MANUFACTURER
     36,800   Actel Corp (c).........................................        395,600
      7,000   American Business Information (c)......................        135,625
     42,200   Astea International Inc (c)............................        965,325
      9,900   Broderbund Software Inc. (a)(c)........................        601,425
      4,900   Catalyst International Inc (c).........................         56,350
     93,200   Computer Associates Intl Inc. .........................      5,300,750
     43,600   Computron Software Inc (c).............................        784,800
     18,000   Dialogic Corp (c)......................................        693,000
     43,700   Electronics For Imaging (c)............................      1,911,875
     71,400   Hyperion Software Corp. (c)............................      1,517,250
     21,300   INSO Corp (a) (c)......................................        905,250
     18,600   Integrated Systems Inc (c).............................        725,400
      9,900   Intuit Inc (c).........................................        772,200
     16,600   Medic Computer Systems Inc. (c)........................      1,004,300
     60,500   Microsoft Corp (c).....................................      5,308,875
     51,900   Netmanage Inc (a)(c)...................................      1,206,675
     30,500   Optical Data Systems Inc (c)...........................        770,125
     42,000   Oracle Corporation (c).................................      1,779,750
     74,100   Parametric Technology Corp (a).........................      4,927,650
     20,600   Project Software & Development.........................        718,425
     19,800   Remedy Corp (c)........................................      1,173,150
     26,600   Shiva Corp (a)(c)......................................      1,935,150

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
  SHARES                                                                   VALUE        NET ASSETS
-----------                                                             ------------    ----------
              SOFTWARE MANUFACTURER--(CONTINUED)
     21,000   Sterling Software......................................   $  1,309,875
     16,700   Veritas Software Corp (c)..............................        634,600
                                                                        ------------
                  Total Software Manufacturer........................     35,533,425       11.26%
                                                                        ------------    ----------
              SPECIALTY CHEMICALS
     29,100   Chemed Corp. ..........................................      1,131,262
     37,600   IMC Global Inc.........................................      1,536,900
                                                                        ------------
                  Total Specialty Chemicals..........................      2,668,162        0.85%
                                                                        ------------    ----------
              TELECOMMUNICATIONS
     36,500   ACC Corp. .............................................        841,781
     24,100   Allen Group............................................        539,237
     29,600   Aspect Telecommunications Corp (c).....................        991,600
     63,500   AT&T Capital Corp......................................      2,428,875
     11,575   Associated Group Inc.-Cl A (c).........................        218,477
     19,675   Associated Group Inc.-Cl B (c).........................        373,825
     65,000   Cabletron Systems Inc. (c).............................      5,265,000
      1,000   Cellular Communications Inc (c)........................         49,750
     59,975   Centennial Cellular Corp Cl A (c)......................      1,027,072
     78,400   Communications Central Inc. (c)........................        352,800
     53,000   Davel Communications Group (c).........................        715,500
     56,300   Premisys Communications Inc (a)(c).....................      3,152,800
     33,600   Pronet Inc. (c)........................................        991,200
     77,800   TPI Enterprises (c)....................................        243,125
     32,000   VTEL Corp (c)..........................................        592,000
     17,800   Worldcom Inc (c).......................................        627,450
                                                                        ------------
                  Total Telecommunications...........................     18,410,492        5.84%
                                                                        ------------    ----------
              TRANSPORTATION
     92,000   Air Express International Corp. .......................      2,116,000
    100,000   Airborne Freight Corp. ................................      2,662,500
    105,700   Consolidated Freightways Inc. .........................      2,801,050
     33,300   Oxford Resources Corp. Cl A (c)........................        749,250
    129,700   Pittston Services Group................................      4,069,337
                                                                        ------------
                  Total Transportation...............................     12,398,137        3.93%
                                                                        ------------    ----------
              WIDE AREA NETWORKS
    100,600   Stratacom Inc (a)(c)...................................      7,394,100
     34,600   Sun Microsystems Inc (c)...............................      1,578,625
                                                                        ------------
                  Total Wide Area Networks...........................      8,972,725        2.84%
                                                                        ------------    ----------
              Total Common Stocks (cost $249,235,219)................    294,700,091       93.42%
                                                                        ------------    ----------
              PREFERRED STOCK
              TELECOMMUNICATIONS
      9,094   Cellular Communications Inc. (c) (cost $425,145).......        445,606        0.14%
                                                                        ------------    ----------
              Total Securities (cost $275,177,944)...................    320,663,277      101.65%
                                                                        ------------    ----------

                       See notes to financial statements.

                            SPECIAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                        PERCENT OF
 PRINCIPAL                                                                 VALUE        NET ASSETS
-----------                                                             ------------    ----------
              REPURCHASE AGREEMENT
$21,474,530   Repurchase Agreement with Morgan Stanley, dated
                12/29/95 5.65%, proceeds at maturity $21,488,011,
                due 01/02/96 (Collateralized by US Treasury Note,
                7.25%, due 08/15/04 with a market value of
                $21,946,233) (cost $21,477,900)......................   $ 21,477,900        6.81%
                                                                        ------------    ----------
              Total Investments (cost $296,655,844)..................   $342,141,177      108.46%
              Liabilities in Excess of Other Assets..................    (26,682,952)      (8.46)%
                                                                        ------------    ----------
              Net Assets.............................................   $315,458,225      100.00%
                                                                        ------------    ----------
                                                                        ------------    ----------
    The aggregate cost of securities for federal income tax purposes at December 31, 1995 is
     $297,912,599.
    The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation..........................   $ 59,947,614
              Gross unrealized depreciation..........................    (15,719,036)
                                                                        ------------
              Net unrealized appreciation............................   $ 44,228,578
                                                                        ------------
                                                                        ------------

------------
 (a)  All or part of this security is on loan.
 (c)  Non-income producing security.
 (d)  Collateral for securities on loan.
 (g) This interest rate resets on a daily basis. The rate shown was in effect as of December 31, 1995.

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
-----------                                                            ------------    ----------
              CORPORATE BONDS AND NOTES
              AEROSPACE
$   250,000   BE Aerospace 9.75% Due 03/01/03.......................   $    250,625        2.79%
                                                                       ------------    ----------
              AMUSEMENT & RECREATION
    250,000   ARA Group 8.50% Due 06/01/03..........................        261,875
    250,000   MGM Grand Hotel Finance Corp 11.75%
                Due 05/01/99........................................        265,000
                                                                       ------------
                  Total Amusement & Recreation......................        526,875        5.86%
                                                                       ------------    ----------
              AUTO PARTS
    250,000   Exide Corp 10.75% Due 12/15/02........................        271,563
    250,000   SPX Corp 11.75% Due 06/01/02..........................        267,500
                                                                       ------------
                  Total Auto Parts..................................        539,063        5.99%
                                                                       ------------    ----------
              BROADCASTING
    200,000   Infinity Broadcasting 10.375% Due 03/15/02............        214,500
    250,000   Viacom International 8.00% Due 07/07/06...............        255,020
                                                                       ------------
                  Total Broadcasting................................        469,520        5.22%
                                                                       ------------    ----------
              CABLE TV SERVICES
    250,000   Century Communications 9.75% Due 02/15/02.............        260,000
    250,000   Continental Cablevision Inc 11.00% Due 06/01/07.......        278,750
     50,000   Jones Intercable 9.625% Due 03/15/02..................         53,688
    125,000   Rogers Cablesystems 9.625% Due 08/01/02...............        131,250
     25,000   Rogers Cablesystems Ltd. 11.00% Due 12/01/15..........         26,875
    250,000   TCI Communications 8.75% Due 08/01/15.................        275,248
                                                                       ------------
                  Total Cable TV Services...........................      1,025,811       11.40%
                                                                       ------------    ----------
              CHEMICAL AND ALLIED PRODUCTS
    250,000   AK Steel Holding Corp 10.75% Due 04/01/04.............        276,875
    250,000   Freeport McMoran Resource Partners 8.75%
                Due 02/15/04........................................        256,250
     75,000   IDEX Corp 9.75% Due 09/15/02..........................         79,500
    250,000   NL Industries Inc 11.75% Due 10/15/03.................        266,875
    125,000   Sherritt Gordon Ltd 9.75% Due 04/01/03................        132,187
                                                                       ------------
                  Total Chemical and Allied Products................      1,011,687       11.24%
                                                                       ------------    ----------
              COMMUNICATION EQUIPMENT
    250,000   K-III Communications Corp 10.625% Due 05/01/02........        267,500
    250,000   Metrocall Inc 10.375% Due 10/01/07....................        265,000
                                                                       ------------
                  Total Communication Equipment.....................        532,500        5.92%
                                                                       ------------    ----------
              MANUFACTURING
    250,000   American Standard Senior Notes 10.875%
                Due 05/15/99........................................        273,125
    250,000   Huntsman Corp 10.625% Due 04/15/01....................        280,000
    250,000   Owens-Illinois Inc 11.00% Due 12/01/03................        283,813
    250,000   USG Corp 8.50% Due 08/01/05...........................        258,125
    250,000   Westinghouse Air 9.375% Due 06/15/05..................        254,688
                                                                       ------------
                  Total Manufacturing...............................      1,348,751       14.99%
                                                                       ------------    ----------

                       See notes to financial statements.

                           HIGH YIELD BOND PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                       PERCENT OF
 PRINCIPAL                                                                VALUE        NET ASSETS
-----------                                                            ------------    ----------
              MEDICAL AND OTHER HEALTH SERVICES
$   250,000   Abbey Healthcare 9.50% Due 11/01/02...................   $    265,000
    250,000   Healthsound Rehabilitation 9.50% Due 04/01/01.........        266,875
     70,000   Quorum Health 8.75% Due 11/01/05......................         72,362
    250,000   Tenet Healthcare Corp 8.625% Due 12/01/03.............        263,750
                                                                       ------------
                  Total Medical and Other Health Services...........        867,987        9.65%
                                                                       ------------    ----------
              MISCELLANEOUS
    216,458   Midland Cogeneration Venture 10.33% Due 07/23/02......        228,274        2.54%
                                                                       ------------    ----------
              OIL AND GAS
    250,000   Ferrellgas LP/Fin Corp 10.00% Due 08/01/01............        265,000
    125,000   Gulf Canada Resources Ltd 9.25% Due 01/15/04..........        129,457
     80,000   Vintage Petroleum 9.00% Due 12/15/05..................         80,700
                                                                       ------------
                  Total Oil & Gas...................................        475,157        5.28%
                                                                       ------------    ----------
              PAPER PRODUCTS
     25,000   Buckeye Cellulose Corp 8.50% Due 12/05/05.............         25,656
    200,000   Container Corp of America 11.25% Due 05/01/04.........        204,000
    125,000   Repap New Brunswick 9.875% Due 07/15/00...............        125,312
                                                                       ------------
                  Total Paper Products..............................        354,968        3.94%
                                                                       ------------    ----------
              PHARMACEUTICALS
     60,000   Ivac Corp 9.25% Due 12/01/02..........................         61,500        0.68%
                                                                       ------------    ----------
              SECURITY SYSTEMS
    250,000   ADT Operations 9.25% Due 08/01/03.....................        267,500        2.97%
                                                                       ------------    ----------
              TRANSPORTATION
    250,000   Viking Star Ship 9.625% Due 07/15/03..................        258,750        2.88%
                                                                       ------------    ----------
                  Total Investments (cost $8,056,922)...............   $  8,218,968       91.35%
                  Other Assets Less Liabilities.....................        778,627        8.65%
                                                                       ------------    ----------
                  Net Assets........................................   $  8,997,595      100.00%
                                                                       ------------    ----------
                                                                       ------------    ----------

The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $8,056,922. The following amount is based on costs for federal income tax purposes.

              Aggregate gross unrealized appreciation...............   $    174,397
              Aggregate gross unrealized depreciation...............        (12,351)
                                                                       ------------
              Net unrealized appreciation...........................   $    162,046
                                                                       ------------
                                                                       ------------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                            PORTFOLIO OF INVESTMENTS
                               DECEMBER 31, 1995

                                                                                 PERCENT OF
PRINCIPAL                                                           VALUE        NET ASSETS   COUNTRY
------------                                                     ------------    ----------   -------
              CORPORATE BONDS AND NOTES
              ------------------------------------------------
$    277,000  Bangkok Bank Public Co. 3.25%, Due 03/03/04.....   $    294,313                 HK
     200,000  British Air Capital 9.75%, Due 06/15/05.........        636,560                 UK
  15,000,000  Sekisui House 2.50%, Due 01/31/02...............        201,975                 JPN
                                                                 ------------
                  Total Corporate Bonds and Notes
                    (cost $1,106,891).........................      1,132,848        1.36%
                                                                 ------------    ----------
              CONVERTIBLE BONDS
              ------------------------------------------------
       2,000  Ericson LM 4.25%, Due 06/30/00..................          5,375                 SWE
     390,000  Sumitomo Bank 3.125% Due 03/31/04...............        353,925                 JPN
     390,000  Renong Berhad 2.50% Due 01/15/05................        437,288                 MAL
                                                                 ------------
                  Total Convertible Bonds (cost $762,913).....        796,588        0.95%
                                                                 ------------    ----------

SHARES/UNITS  COMMON STOCKS AND WARRANTS
------------  ------------------------------------------------
              AEROSPACE/DEFENSE
      74,400  CAE Industries..................................        565,702        0.68%    GER
                                                                 ------------    ----------
              AIRLINES
     275,000  Citic Pacific LTD...............................        940,720                 HK
      17,000  British Airways PLC.............................        122,997                 UK
       1,100  Swissair (c)....................................        803,024                 SWI
                                                                 ------------
                  Total Airlines..............................      1,866,741        2.24%
                                                                 ------------    ----------
              AMUSEMENT & RECREATION
     162,000  Euro Disneyland SCA (c).........................        369,344        0.44%    FRA
                                                                 ------------    ----------
              AUTO EQUIPMENT
       5,900  Mannesmann AG...................................      1,881,781                 GER
       6,000  Valeo...........................................        278,260                 FRA
                                                                 ------------
                  Total Auto Equipment........................      2,160,041        2.59%
                                                                 ------------    ----------
              BANKING
      20,000  ABN AMRO Holdings...............................        912,046                 NET
       2,000  Banco Popular Espanola..........................        368,788                 SPA
      48,000  Barclay's PLC...................................        550,738                 UK
       6,200  CS Holdings.....................................        637,161                 SWI
         900  Holderbank Finan Glaris Cl B....................        692,217                 SWI
      22,600  International Nederlanden Group.................      1,511,375                 NET
      99,000  Morgan Crucible Company PLC.....................        590,228                 UK
      86,000  National Westminster............................        866,562                 UK
      65,000  Overseas Chinese Bkng Corp......................        813,378                 SIN
      12,000  Sumitomo Bank...................................        254,770                 JPN
     196,000  Westpac Banking Corp............................        868,946                 AUS
                                                                 ------------
                  Total Banking...............................      8,066,209        9.67%
                                                                 ------------    ----------
              BEVERAGES
      98,000  Amatil LTD Coca Cola............................        782,197                 AUS
     116,000  Lion Nathan.....................................        276,799                 NZL
      21,000  Seagrams Co Ltd.................................        727,125                 CAN
                                                                 ------------
                  Total Beverages.............................      1,786,121        2.14%
                                                                 ------------    ----------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                 PERCENT OF
SHARES/UNITS                                                        VALUE        NET ASSETS   COUNTRY
------------                                                     ------------    ----------   -------
              BROADCASTING
      95,000  British Sky Broadcasting PLC....................   $    599,574                 UK
       4,000  Canal Plus......................................        750,862                 FRA
      17,100  Grupo Televisa--GDR.............................        384,750                 MEX
      13,000  Rogers Communications Cl B (c)..................        145,291                 CAN
     135,000  Television Broadcasts Ltd.......................        481,019                 HK
      35,000  Tokyo Broadcasting..............................        576,818                 JPN
                                                                 ------------
                  Total Broadcasting..........................      2,938,314        3.52%
                                                                 ------------    ----------
              BUILDING CONTRACTOR
      52,000  Sekisui House LTD...............................        665,423        0.80%    JPN
                                                                 ------------    ----------
              BUILDING MATERIALS
      74,000  Italcenenti Frabbriche Riunit...................        443,142                 GER*
      13,000  Tostem Corp.....................................        432,276                 JPN
                                                                 ------------
                  Total Building Materials....................        875,418        1.05%
                                                                 ------------    ----------
              CHEMICALS
      32,000  AGA AB..........................................        441,814                 SWE
       1,900  Akzo Dutch......................................        219,989                 NET
      20,000  Norsk Hydro.....................................        842,058                 NOR
                                                                 ------------
                  Total Chemicals.............................      1,503,861        1.80%
                                                                 ------------    ----------
              COMMUNICATIONS
          84  DDI Corp........................................        651,468        0.78%    JPN
                                                                 ------------    ----------
              CONSUMER GOODS
      48,000  Nikon Corp......................................        651,466                 JPN
      56,000  Reckitt and Colman PLC..........................        619,920                 UK
      15,000  Sony Corp.......................................        900,131                 JPN
      37,000  Thorn EMI PLC...................................        871,457                 UK
                                                                 ------------
                  Total Consumer Goods........................      3,042,974        3.65%
                                                                 ------------    ----------
              DRUGS
      49,000  Astra AB........................................      1,959,343                 SWE
      52,000  Banyu Pharmaceutical Co.........................        640,219                 JPN
      56,000  Sankyo Co Ltd...................................      1,259,502                 JPN
                                                                 ------------
                  Total Drugs.................................      3,859,064        4.62%
                                                                 ------------    ----------
              ELECTRIC UTILITIES
       8,400  Asea--A.........................................        817,538                 SWE
     180,000  Hong Kong Electric..............................        590,148                 MAL
                                                                 ------------
                  Total Electric Utilities....................      1,407,686        1.69%
                                                                 ------------    ----------
              ELECTRONICS
         900  BBC Brown Boveri & Cie..........................      1,048,103                 SWI
      79,000  Bombardier Inc Cl B.............................      1,042,140                 CAN
     142,000  Hitachi LTD.....................................      1,431,672                 JPN
      26,000  Kokusai Electric................................        544,440                 JPN
      17,000  Kyocera Corp....................................      1,264,061                 JPN
      19,000  Murata Mfg Co Ltd...............................        699,939                 JPN
      19,000  Omron Corp......................................        438,383                 JPN
      24,600  Philips Electronics N.V. ADR....................        882,525                 NET
                                                                 ------------
                  Total Electronics...........................      7,351,263        8.81%
                                                                 ------------    ----------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                 PERCENT OF
SHARES/UNITS                                                        VALUE        NET ASSETS   COUNTRY
------------                                                     ------------    ----------   -------
              ENGINEERING
      17,000  Chudenko Corp...................................   $    583,411        0.70%    JPN
                                                                 ------------    ----------
              FINANCIAL SERVICES
       3,000  Hong Leong Credit BHD...........................         14,888                 MAL
      16,800  HSBC Holdings PLC...............................        262,270                 UK
      20,450  Lend Lease Corp Ltd.............................        296,635                 AUS
      29,000  Nomura Securities Co Ltd........................        632,563                 JPN
      15,000  Orix Corp.......................................        618,021                 JPN
      76,000  Wako Securities Co Ltd (c)......................        674,888                 JPN
                                                                 ------------
                  Total Financial Services....................      2,499,265        3.00%
                                                                 ------------    ----------
              FOOD & BEVERAGE
       1,200  Nestle (Malaysia) Berhad........................          8,791                 MAL
       1,200  Nestle..........................................      1,330,725                 SWI
                                                                 ------------
                  Total Food & Beverage.......................      1,339,516        1.61%
                                                                 ------------    ----------
              FREIGHT TRANSPORTATION
     122,000  Kawasaki Kisen (c)..............................        387,923                 JPN
     244,000  TNT Limited.....................................        346,651                 AUS
                                                                 ------------
                  Total Freight Transportation................        734,574        0.88%
                                                                 ------------    ----------
              HOTELS
      63,000  Forte PLC.......................................        323,272        0.39%    UK
                                                                 ------------    ----------
              INSURANCE
      22,800  Alleanza Assicuraz..............................        160,248                 ITL
         200  Baloise Holdings................................        417,155                 SWI
     259,081  GIO Australian Holdings Ltd.....................        603,218                 AUS
       7,600  Mapfre Vida Seguros.............................        451,052                 SPA
      62,000  Mitsui Marine & Fire Ins........................        442,376                 JPN
         327  Muenchener Rueckversicherungs...................        705,964                 GER
          20  Muenchener Rueckversicherungs--Warrants
                (Expires 03/13/98)............................          2,648                 GER
      71,000  Yasuda Fire & Marine Ins........................        502,460                 JPN
                                                                 ------------
                  Total Insurance.............................      3,285,121        3.94%
                                                                 ------------    ----------
              INVESTMENT HOLDING COS
     665,000  Brierley Investments Ltd........................        526,015                 NZL
     337,000  Sime Darby Berhad...............................        895,948                 MAL
       1,000  UMW Holdings BHD Warrants (Expires 01/26/00)....            705                 MAL
                                                                 ------------
                  Total Investment Holding Cos................      1,422,668        1.70%
                                                                 ------------    ----------
              MACHINERY PRODUCTION
      11,400  ASM Lithography Holding NV (c)..................        379,050                 NET
      19,000  Atlas Copco AB--Cl A............................        292,431                 SWE
      21,000  Atlas Copco AB--Cl B............................        316,875                 SWE
      18,000  Mitsubishi Heavy................................        941,463                 JPN
         100  Sidel...........................................         31,204                 FRA
                                                                 ------------
                  Total Machinery Production..................      1,961,023        2.35%
                                                                 ------------    ----------
              METAL MINING
      26,000  Inco Ltd........................................        864,500                 CAN
     216,000  Placer Pacific Ltd..............................        446,666                 AUS
      90,000  Western Mining Corp Holding Ltd.................        578,430                 AUS
                                                                 ------------
                  Total Metal Mining..........................      1,889,596        2.26%
                                                                 ------------    ----------

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                 PERCENT OF
SHARES/UNITS                                                        VALUE        NET ASSETS   COUNTRY
------------                                                     ------------    ----------   -------
              METAL REFINERIES
      17,000  Alcan Aluminum LTD..............................   $    529,125                 CAN
     107,000  Kawasaki Steel..................................        373,430                 JPN
      15,000  Pechiney........................................        567,440                 FRA
      15,000  Pechiney Warrants (Expires 01/08/96)............             31                 FRA
       9,900  Sandvik AB--A...................................        174,032                 SWE
       2,800  Sandvik AB--B (c)...............................         49,221                 SWE
                                                                 ------------
                  Total Metal Refineries......................      1,693,279        2.03%
                                                                 ------------    ----------
              MOTOR VEHICLES
       9,700  Autoliv AB......................................        567,901                 SWE
      54,000  Mitsubishi Motor Corp (c).......................        440,262                 JPN
      24,000  Toyota Motor Co.................................        509,539                 JPN
       2,300  Volkswagen AG...................................        772,946                 GER
      30,000  Volvo Aktiebolag B Free.........................        615,642                 SWE
                                                                 ------------
                  Total Motor Vehicles........................      2,906,290        3.48%
                                                                 ------------    ----------
              OIL AND GAS
      98,000  British Gas Corp................................        386,473                 UK
      17,000  Repsol SA--ADR..................................        558,875                 SPA
       6,200  Societe National Elf--Aquitaine.................        457,420                 FRA
      15,000  YPF Sociedad Anonima--ADR.......................        324,375                 ARG
                                                                 ------------
                  Total Oil and Gas...........................      1,727,143        2.07%
                                                                 ------------    ----------
              PERSONAL SERVICES
      15,000  Secom Co Ltd....................................      1,044,093        1.25%    JPN
                                                                 ------------
              PRINTING AND PUBLISHING
      93,000  News Corp Ltd...................................        496,704                 AUS
      29,000  Singapore Press Holdings Ltd....................        512,561                 SIN
                                                                 ------------
                  Total Printing and Publishing...............      1,009,265        1.21%
                                                                 ------------    ----------
              REAL ESTATE
      62,000  City Developments...............................        451,472                 SIN
      82,000  Mitsui Fudosan..................................      1,009,576                 JPN
                                                                 ------------
                  Total Real Estate...........................      1,461,048        1.75%
                                                                 ------------    ----------
              RESTAURANTS
      24,000  Izumi (c).......................................        530,479        0.64%    JPN
                                                                 ------------    ----------
              RETAIL SALES
      13,000  Electrolux......................................        534,538                 SWE
      12,700  Hennes & Mauritz................................        709,046                 SWE
                                                                 ------------
                  Total Retail Sales..........................      1,243,584        1.49%
                                                                 ------------    ----------
              SOFTWARE
       4,900  SAP AG Vorzug (c)...............................        745,642        0.89%    GER
                                                                 ------------    ----------
              TELECOMMUNICATIONS
      86,000  Cable and Wireless..............................        614,203                 UK
      32,000  Ericsson AB (c).................................        627,715                 SWE
     400,000  Hong Kong Telecom...............................        713,920                 HK
         800  Hong Kong Telecom--ADR..........................         14,200                 HK
         209  Nippon Telegraph and Telephone Corp.............      1,691,829                 JPN
       8,300  Nokia AB K Shares (c)...........................        328,788                 FIN
       2,000  Rogers Cantel Mobile Comm--B (c)................         53,000                 CAN

                       See notes to financial statements.

                         INTERNATIONAL EQUITY PORTFOLIO
                     PORTFOLIO OF INVESTMENTS--(CONTINUED)
                               DECEMBER 31, 1995

                                                                                 PERCENT OF
SHARES/UNITS                                                        VALUE        NET ASSETS   COUNTRY
------------                                                     ------------    ----------   -------
              TELECOMMUNICATIONS--(CONTINUED)
     253,000  Telecom Italia Mobile--drnc (c).................   $    266,308                 ITA
     456,000  Telecom Italia Mobile (c).......................        803,381                 ITA
      18,500  Telecomunicacoes Brasileiras--ADR...............        890,816                 BRA
      44,000  Telefonica De Espana............................        609,316                 SPA
      25,600  Telefonos De Mexico ADR.........................        816,000                 MEX
       5,400  Vodafone Group PLC ADR..........................        190,350                 UK
                                                                 ------------
                  Total Telecommunications....................      7,619,826        9.13%
                                                                 ------------    ----------
              TELEPHONE UTILITIES
         300  Tele Danmark B..................................         16,403                 DEN
      34,600  Tele Danmark--ADR...............................        955,825                 DEN
                                                                 ------------
                  Total Telephone Utilities...................        972,228        1.17%
                                                                 ------------    ----------
              TEXTILES
      28,000  Wacoal Corp.....................................        380,022        0.45%    JPN
                                                                 ------------    ----------
              TIRE PRODUCTION
      81,000  Bridgestone Corp................................      1,287,810                 JPN
       9,000  Michelin B......................................        359,420                 FRA
                                                                 ------------
                  Total Tire Production.......................      1,647,230        1.97%
                                                                 ------------    ----------
              TOBACCO PRODUCTS
      58,000  B.A.T. Industries...............................        511,037        0.61%    UK
                                                                 ------------    ----------
              TOYS AND GAMES
      18,100  Nintendo Corp Ltd...............................      1,377,437        1.65%    JPN
                                                                 ------------    ----------
              WHOLESALERS
     184,000  Hutchison Whampoa...............................      1,120,853        1.34%    HK
                                                                 ------------    ----------
                  Total Common Stocks and Warrants (cost
              $75,986,728)....................................     77,137,531       92.44%
                                                                 ------------    ----------
              PREFERRED STOCK
              ------------------------------------------------
              DRUGS AND COSMETICS
         200  Wella AG (cost $144,093)........................        108,574        0.13%    GER
                                                                 ------------    ----------
                  Total Investments (cost $78,000,625)........   $ 79,175,541       94.88%
                  Total Assets Less Liabilities...............      4,270,774        5.12%
                                                                 ------------    ----------
                  Net Assets..................................   $ 83,446,315      100.00%
                                                                 ------------    ----------
                                                                 ------------    ----------
    The aggregate cost of securities for federal income tax purposes at December 31, 1995 is $78,000,625.
    The following amount is based on costs for federal income tax purposes:
              Gross unrealized appreciation...................   $  3,665,875
              Gross unrealized depreciation...................   $ (2,490,959)
                                                                 ------------
              Net unrealized appreciation.....................   $  1,174,916
                                                                 ------------
                                                                 ------------

* Traded on Italian exchange

------------

(c) Non-income producing security.

                       See notes to financial statements.

                              COUNTRY COMPOSITION

Argentina.........................................................     0.42%
Australia.........................................................     5.58%
Brazil............................................................     1.13%
Canada............................................................     4.96%
Denmark...........................................................     1.23%
Finland...........................................................     0.42%
France............................................................     3.55%
Germany...........................................................     5.33%
Hong Kong.........................................................     4.88%
Italy.............................................................     2.11%
Japan.............................................................    30.81%
Malasia...........................................................     1.71%
Mexico............................................................     1.52%
Netherlands.......................................................     4.93%
Norway............................................................     1.06%
New Zealand.......................................................     1.01%
Singapore.........................................................     2.24%
Spain.............................................................     2.51%
Sweden............................................................     8.98%
Switzerland.......................................................     6.22%
Thailand..........................................................     0.37%
United Kingdom....................................................     9.03%
      Total:......................................................   100.00%

                        DIVERSIFIED INVESTORS PORTFOLIOS
                         NOTES TO FINANCIAL STATEMENTS

1. ORGANIZATION AND BUSINESS

    Diversified Investors Portfolios (the "Series Portfolio"), a series trust organized on September 1, 1993 under the laws of the State of New York, is composed of eleven different series that are, in effect, separate investment funds: the Money Market Series, the High Quality Bond Series, the Intermediate Government Bond Series, the Government/Corporate Bond Series, the Balanced Series, the Equity Income Series, the Growth & Income Series, the Equity Growth Series, the Special Equity Series, the High-Yield Bond Series, and the International Equity Series (each a "Series"). The Declaration of Trust permits the Board of Trustees to issue an unlimited number of beneficial interests in each Series. Investors in a Series (e.g., investment companies, insurance company separate accounts and common and commingled trust funds) will each be liable for all obligations of that Series (and of no other Series). On January 3, 1994 (commencement of operations for each series except the High-Yield Bond Series and the International Equity Series), MONY Pooled Separate Accounts transferred all of their investable assets at a market value of $1,183,075,019 to those Series with corresponding investment objectives in exchange for interests in those Series. The High-Yield Bond Series and International Equity Series commenced operations on August 22, 1995 and September 29, 1995, respectively.

    The International Equity Series was established by a redemption of assets in-kind, valued at $77,137,079 from the Non-U.S. Equity Fund for Participant Directed Plans within the Capital Guardian Collective Trust for Employee Benefit Plans, a bank collective trust fund established and maintained by Capital Guardian Trust Company, which were immediately invested at market value into the Portfolio. The transaction resulted in a non-taxable event.

2. SIGNIFICANT ACCOUNTING POLICIES

    A. Security Valuation:

    Short-term securities having remaining maturities of 60 days or less are valued at amortized cost or original cost plus accrued interest receivable, both of which approximate value. The amortized cost of a security is determined by valuing it at original cost and thereafter amortizing any discount or premium at a constant rate until maturity. Securities traded on national securities exchanges are valued at the last sales price as of the close of business on each day or at the closing bid price for over-the-counter securities. Equity securities are valued at the last sale price on the exchange on which they are primarily traded or at the ask price on the NASDAQ system for unlisted national market issues, or at the last quoted bid price for securities not reported on the NASDAQ system. Bonds are valued at the last available price provided by an independent pricing service for securities traded on a national securities exchange. Bonds that are listed on a national securities exchange but are not traded and bonds that are regularly traded in the over-the-counter market are valued at the mean of the last available bid and asked prices by an independent pricing service. All other securities will be valued at their fair value as determined by the Board of Trustees.

    B. Repurchase Agreements:

    Each Series, along with other affiliated entities of the investment advisor, may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Series investment advisor, subject to the seller's agreement to repurchase and the Series agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with a third party custodian, and pursuant to the terms of the repurchase agreement must have an aggregate market value greater than or equal to 102% and 105% of domestic and international securities, respectively, of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Series will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met or the seller defaults on its repurchase obligation, the Series maintains the right to

                         NOTES TO FINANCIAL STATEMENTS

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED) sell the underlying securities at market value and may claim any resulting loss against the seller. However, in the event of default or bankruptcy by the seller, realization and/or retention of the collateral may be subject to legal proceedings.

    C. Foreign Currency Translation

    The accounting records of the International Equity Series are maintained in U.S. dollars. The market values of foreign securities, currency holdings and other assets and liabilities are translated to U.S. dollars based on the prevailing exchange rates each business day. Income and expenses denominated in foreign currencies are translated at prevailing exchange rates when accrued or incurred. The Series does not isolate realized gains and losses attributable to changes in exchange rates from gains and losses that arise from changes in the market value of investments. Such fluctuations are included with net realized and unrealized gains or losses on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains and losses on disposition of foreign currencies, the difference between the amount of investment income receivable and foreign withholding taxes receivable recorded on the Series' books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end and forward foreign currency contracts, resulting from changes in the exchange rate.

    D. Forward Currency Contracts

    The International Equity Series may enter into forward currency contracts and forward cross currency contracts in connection with settling planned purchases or sales of securities or to hedge the currency exposure associated with some or all of the Series' portfolio securities. A forward currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a forward currency contract fluctuates with changes in forward currency exchange rates. Forward currency contracts are marked to market daily and the change in value is recorded by the Series as an unrealized gain or loss. When a forward currency contract is extinguished, through delivery or offset by entering into another forward currency contract, the Series records a realized gain or loss equal to the different between the value of the contract at the time it was opened and the value of the contract at the time it was extinguished or offset. These contracts may involve market risk in excess of the unrealized gain or loss reflected in the Series' Statement of Assets and Liabilities and the Statement of Operations. In addition, the Series could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar.

    E. Federal Income Taxes:

    It is the Series policy to comply with the applicable provisions of the Internal Revenue Code. Therefore, no federal income tax provision is required.

    F. Security Transactions and Investment Income:

    Security transactions are accounted for on a trade date basis (the day after the date the order to buy or sell is executed). Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis and includes amortization of premium and discount on investments. Realized gains and losses from securities transactions are recorded on the identified cost basis.

    All of the net investment income and realized and unrealized gains and losses from security transactions are determined on each valuation day and allocated pro rata among the investors in a Series at the time of such determination.

                         NOTES TO FINANCIAL STATEMENTS

2. SIGNIFICANT ACCOUNTING POLICIES--(CONTINUED)
    G. Operating Expenses:

    The Series Portfolio accounts separately for the assets, liabilities and operations of each Series. Expenses directly attributable to a Series are charged to that Series, while expenses attributable to all Series are allocated among them.

    H. Other:

    The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3. FEES AND TRANSACTIONS WITH AFFILIATES

    AUSA Life Insurance Company, Inc. ("AUSA") is the parent company of Diversified Investment Advisors, Inc. (the "Advisor"). AUSA has sub-accounts which invests in the corresponding Portfolios as follows:

                        AUSA SUBACCOUNT                            PERCENTAGE INVESTMENT IN PORTFOLIO
----------------------------------------------------------------   ----------------------------------
Money Market....................................................                  42.43%
High Quality Bond...............................................                  54.41%
Intermediate Government Bond....................................                  63.72%
Government/Corporate Bond.......................................                  25.83%
Balanced........................................................                  92.89%
Equity Income...................................................                  68.02%
Growth & Income.................................................                  72.63%
Equity Growth...................................................                  85.74%
Special Equity..................................................                  51.48%
High Yield Bond.................................................                  73.21%
International Equity............................................                  41.39%

    The Advisor manages the assets of each Series of the Series Portfolio pursuant to an Investment Advisory Agreement (the "Advisory Agreement") with the Series Portfolio with respect to each Series. Subject to such further policies as the Board of Trustees may determine, the Advisor provides general investment advice to each Series. For its services under the Advisory Agreement, the Adviser receives from each Series fees accrued daily and paid monthly at an annual rate equal to the percentages specified in the table below of the corresponding Series' average daily net assets. The Advisor is currently waiving a portion of its investment advisory fee.

    For each Series, the Advisor has entered into an Investment Subadvisory Agreement (each a "Subadvisory Agreement") with the subadvisors listed in the table below (each a "Subadvisor", collectively the "Subadvisors"). It is the responsibility of a Subadvisor to make the day-to-day investment decisions of the Series and to place the purchase and sales orders for securities transactions of such series, subject in all cases to the general supervision of the Advisor. For its services under each

                         NOTES TO FINANCIAL STATEMENTS

3. FEES AND TRANSACTIONS WITH AFFILIATES--(CONTINUED)
Subadvisory Agreement, the Subadvisors receive a fee from the Advisor at an annual rate equal to the percentages specified in the table below of the corresponding Series' average net assets.

       DIVERSIFIED INVESTORS                                                 ADVISOR    SUBADVISORS
          PORTFOLIO SERIES                   PORTFOLIO SUBADVISORS           FEE(1)         FEE
------------------------------------  ------------------------------------   -------    -----------
Money Market Series                   Capital Management Group                 0.25%        0.05%
High Quality Bond Series              Merganser Capital Management
                                        Corporation                            0.35           (2)
Intermediate Government Bond Series   1740 Advisors, Inc.                      0.35         0.15
Government/Corporate Bond Series      Capital Management Group                 0.35         0.15
Balanced Series                       Institutional Capital Corporation        0.45           (3)
Equity Income Series                  Asset Management Group                   0.45         0.25
Growth & Income Series                Munder Capital Management, Inc.
                                        (1/1/95--11/13/95)                     0.60           (4)
                                      The Putnam Advisory Co Inc.
                                        (11/14/95--12/31/95)                   0.60           (4)
Equity Growth Series                  Jundt Associates, Inc.                   0.70         0.63
Special Equity Series                 (5)                                      0.80         0.50
High-Yield Bond Series                Delaware Investment Advisors             0.55           (6)
International Equity Series           Capital Guardian Trust Co.               0.75           (7)

------------
(1) The Advisor is currently waiving a portion of its fee.

(2) 0.50 on the first $10,000,000 in net assets, 0.375% on the next $15,000,000 in net assets, 0.25 on the next $75,000,000 in net assets and 0.1875% on all net assets in excess of $100,000,000.

(3) 0.55% on the first $25,000,000 in net assets, 0.45% on the next $25,000,000 in net assets, and 0.35% on all net assets in excess of $50,000,000.

(4) Munder: 0.50% on the first $50,000,000 in net assets, 0.30% on the next $25,000,000 in net assets, and 0.25% on net assets in excess of $75,000,000.
    Putnam: 0.30% on the first $100,000,000 in net assets, 0.20% on net assets in excess of $100,000,000.

(5) The Special Equity Series has four Subadvisors: Pilgrim Baxter & Associates, Ltd., Ark Asset Management Co., Inc.; Liberty Investment Management, Inc.; and Westport Asset Management, Inc.

(6) 0.40% on the first $20,000,000 in net assets, 0.30% on the next $20,000,000 in net assets, and 0.20% on all net assets in excess of $40,000,000.

(7) 0.75% on the first $25,000,000 in net assets, 0.60% on the next $25,000,000 to $50,000,000 in net assets, 0.425% on the next $50,000,000 to $250,000,000 in net assets and 0.375% on all net assets in excess of $250,000,000.

                         NOTES TO FINANCIAL STATEMENTS

3. FEES AND TRANSACTIONS WITH AFFILIATES--(CONTINUED)
    For the year ended December 31, 1995, the Advisor has voluntarily undertaken to waive fees in accordance with the expense caps as follows:

                                 FUND                                          EXPENSE CAP
----------------------------------------------------------------------   -----------------------
Money Market Series...................................................   30 basis points (b.p.)
High Quality Bond Series..............................................   40 b.p.
Intermediate Government Bond Series...................................   40 b.p.
Government/Corporate Bond Series......................................   40 b.p.
Balanced Series.......................................................   50 b.p.
Equity Income Series..................................................   50 b.p.
Growth & Income Series................................................   65 b.p.
Equity Growth Series..................................................   75 b.p.
Special Equity Series.................................................   85 b.p
High-Yield Bond Series................................................   60 b.p.
International Equity Series...........................................   80 b.p.

    Certain trustees and officers of the Series Portfolio are also directors, officers or employees of the Advisor or its affiliates. None of the trustees so affiliated receive compensation for services as trustees of the Series Portfolio. Similarly, none of the Series Portfolio officers receive compensation from the Series Portfolio.

4. FINANCIAL HIGHLIGHTS:

                                                                                           RATIO OF NET
                                                             RATIO OF      RATIO OF NET     INVESTMENT
                                             RATIO OF       EXPENSES,       INVESTMENT     INCOME, NET
                                              GROSS            NET          INCOME TO       OF WAIVERS
                                             EXPENSES       OF WAIVERS      PORTFOLIO      TO PORTFOLIO
                                            TO AVERAGE      TO AVERAGE     AVERAGE NET       AVERAGE        PORTFOLIO
                                            NET ASSETS      NET ASSETS        ASSETS        NET ASSETS       TURNOVER
                                           ------------    ------------    ------------    ------------    ------------
                                           1995    1994    1995    1994    1995    1994    1995    1994    1995    1994
                                           ----    ----    ----    ----    ----    ----    ----    ----    ----    ----
Money Market Series.....................    .31%   .32%    .30%    .30%    5.70%   4.05%   5.69%   4.07%   n/a     n/a
High Quality Bond Series................    .41    .41     .40     .40     5.83    5.77    5.82    5.79     25%     37%
Intermediate Government Bond Series.....    .45    .45     .40     .40     5.57    5.71    5.52    5.76     59      21
Government/Corporate Bond Series........    .39    .40     .39     .40     5.90    5.71    5.90    5.72    122     122
Balanced Series.........................    .54    .53     .50     .50     4.19    3.57    4.15    3.61    124     118
Equity Income Series....................    .49    .49     .49     --      3.37    3.43    3.37    3.43     23      30
Growth & Income Series..................    .68    .67     .65     .65     1.49    1.35    1.47    1.37    155      21
Equity Growth Series....................    .75    .76     .75     .75      .41     .08     .41     .11     62      75
Special Equity Series...................    .88    .88     .85     .85      .33     .27     .30     .30    155      90
High-Yield Bond Series*.................   1.32    n/a     .60     n/a     8.45     n/a    7.73     n/a     21     n/a
International Equity Series*............    .83    n/a     .80     n/a      .53     n/a     .50     n/a      7     n/a

------------
* Annualized (except "Portfolio Turnover")

5. SECURITIES LENDING

    The Series may lend its securities to certain firms of the New York Stock Exchange. The loans are collateralized at all times with cash or securities with a market value at least equal to the market value of the securities on loan. Any deficiencies or excess of collateral must be delivered or transferred by the member firms no later than the close of business on the next business day. As with other extensions of credit, the Series may bear the risk of delay in recovery or even loss of rights in the collateral should the borrower of the securities fail financially. The Series receives compensation, net of related expenses, for

                         NOTES TO FINANCIAL STATEMENTS

5. SECURITIES LENDING--(CONTINUED)
lending its securities which is included in interest income on the Statement of Operations. At December 31, 1995, the Series loaned securities having market values as follows:

                                                            MARKET VALUE    COLLATERAL
                                                            ------------    -----------
Intermediate Government Bond Series......................   $  9,632,499    $10,072,779
Government/Corporate Bond Series.........................     24,882,591     25,522,680
Balanced Series..........................................     44,855,823     45,264,696
Equity Income Series.....................................     32,341,850     40,895,567
Growth & Income Series...................................      9,295,738      8,426,958
Equity Growth Series.....................................     38,008,275     43,322,473
Special Equity Series....................................     24,289,950     25,517,296

6. PURCHASE AND SALES OF INVESTMENTS

    The aggregate cost of investments purchased and proceeds from sales or maturities for the year ended December 31, 1995, except for the High-Yield Bond Series and the International Equity Series, which commenced operations on August 22, 1995 and September 29, 1995, respectively, were as follows:

                                                                         COST OF         PROCEEDS
                                                                        PURCHASES       FROM SALES
                                                                       ------------    ------------
High Quality Bond                  Government Obligations              $  7,485,156    $  9,775,000
                                   Other                                 90,987,861      27,551,146
Intermediate Government            Government Obligations                39,072,203      46,901,641
 Bond                              Other                                  2,483,850               0
Government/Corporate               Government Obligations               197,580,983     209,414,611
 Bond                              Other                                122,386,994      79,397,548
Balanced                           Government Obligations                57,119,727      59,294,289
                                   Other                                126,156,208     110,742,597
Equity Income                      Other                                134,758,652     150,097,939
Growth & Income                    Other                                149,015,878     153,018,963
Equity Growth                      Other                                140,230,205      97,274,051
Special Equity                     Other                                377,723,502     364,616,633
High-Yield Bond                    Other                                  9,592,564       1,527,669
International Equity               Other                                 10,480,055       4,995,961

                         NOTES TO FINANCIAL STATEMENTS

7. FORWARD CURRENCY CONTRACTS

    At December 31, 1995, the International Equity Series had entered into forward currency contracts which contractually obligate the Portfolio to deliver/receive currency at specified future dates. The open contracts are as follows:

                                        UNITS OF       IN EXCHANGE     NET UNREALIZED
   VALUE DATE       DELIVER/RECEIVE     CURRENCY           FOR          APPR/(DEPR)
-----------------  -----------------   -----------    -------------    --------------
Buys
01/03/96           Spanish Peseta        2,110,172      $  17,370         $     24
01/24/96           Canadian Dollars        814,248        597,467             (748)
10/30/96           Japanese Yen         93,267,250        962,610          (21,277)
                                                                       --------------
                                                                          ($22,001)
                                                                       --------------
Sells
01/02/96           Malaysian Ringgit           189      $      74         $      0
01/04/96           Japanese Yen         15,595,020        151,629              377
01/24/96           Canadian Dollars        814,248        593,000           (3,718)
03/11/96           German Marks            433,140        300,000           (3,813)
10/15/96           Japanese Yen        377,578,600      3,962,000          157,873
10/15/96           Japanese Yen         19,026,000        200,000            8,312
10/30/96           Japanese Yen         93,267,250        965,000           23,667
                                                                       --------------
                                                                          $182,697
                                                                       --------------

                       REPORT OF INDEPENDENT ACCOUNTANTS

TO THE BOARD OF TRUSTEES AND OWNERS OF BENEFICIAL INTERESTS OF THE DIVERSIFIED INVESTORS PORTFOLIOS:

    We have audited the accompanying statements of assets and liabilities of Diversified Investors Portfolios (comprising, respectively, the Money Market, High Quality Bond, Intermediate Government Bond, Government/Corporate Bond, Balanced, Equity Income, Growth and Income, Equity Growth, Special Equity, High-Yield Bond and International Equity Portfolios) (collectively the "Series Portfolios") as of December 31, 1995 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended for each Portfolio except the High-Yield Bond and International Equity Portfolios, for which the periods were from August 22, 1995 and September 29, 1995 (commencement of operations), respectively, to December 31, 1995. These financial statements and financial highlights are the responsibility of the Series Portfolios management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

    We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. Our procedures included confirmation of securities owned as of December 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

    In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Portfolios constituting Diversified Investors Portfolios as of December 31, 1995, the results of their operations, the changes in their net assets, and the financial highlights for the periods referred to above in conformity with generally accepted accounting principles.

                                          COOPERS & LYBRAND L.L.P.

New York, New York
February 12, 1996

Diversifed Investors Securities Corporation
4 Manhattanville Road, Purchase, NY 10577